As filed with the Securities and Exchange Commission on February 13, 1998.

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349



                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D. C. 20549



                                 ____________



                                   FORM N-1A



                       REGISTRATION STATEMENT UNDER THE

                         SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 41 ( X )

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940 ( X )

                            Amendment No. 43 ( X )



                       (Check appropriate box or boxes)

                                  __________



                              GOLDMAN SACHS TRUST

              (Exact name of registrant as specified in charter)



                               4900 Sears Tower

                         Chicago, Illinois 60606-6303

                   (Address of principal executive offices)



                        Registrant's Telephone Number,
                       including Area Code 312-993-4400

                                 ____________



Michael J. Richman, Esq.                        Copies to:
Goldman, Sachs & Co.                            Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor                    Drinker Biddle & Reath LLP
New York, New York 10004                        1345 Chestnut Street
                                                Philadelphia, PA  19107

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

( )  immediately upon filing pursuant to paragraph (b)
( )  on (         ) pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On May 1, 1997 pursuant to paragraph (a)(1)
(X)  75 days after filing pursuant to paragraph (a)(2)
( )  On (         ) pursuant to paragraph (a)(2) of rule 485.


This registration statement is being filed solely to include two new funds of the Registrant - Goldman Sachs Japanese Equity Fund and Goldman Sachs International Small Cap Fund.


Title of Securities Being Registered:

Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2. On March 31, 1997, Registrant filed a Rule 24f-2 notice for its fiscal year ended January 31, 1997.

                              GOLDMAN SACHS TRUST

                    Goldman Sachs International Equity Funds

                      Class A, Class B and Class C Shares



                                ---------------



                             CROSS REFERENCE SHEET

                           (as required by Rule 481)



PART A                          CAPTION
------                          -------



Goldman Sachs International Equity Funds
----------------------------------------
Goldman Sachs CORE International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.



1.   Cover Page                 Cover Page

2.   Synopsis                   Fund Highlights; Fees and Expenses

3.   Condensed Financial
     Information                Financial Highlights

4.   General Description        Cover Page; Fund Highlights;
                                of Registrant Investment Objective and Policies;
                                Description of Securities; Risk Factors;
                                Investment Techniques; Investment Restrictions;
                                Portfolio Turnover; Reports to Shareholders;
                                Shares of the Trust; Additional Information

5.   Management of the Fund     Management

6.   Capital Stock and          Dividends; Shares of the Trust;
     Other Securities           Taxation; Additional Information


7.   Purchase of Securities     How to Invest; Net Asset Value; Services
     Being Offered              Available to Shareholders; Distribution and
                                Authorized Dealer Service Plans;
                                Additional Information

8.   Redemption or              How to sell Shares of Fund; Services
     Repurchase                 Available to Shareholders; Distribution and
                                Authorized Dealer Service Plans;
                                Additional Information

9.   Pending Legal              Not Applicable
     Proceedings

PART B                         CAPTION
------                         -------



10.  Cover Page                Cover Page



11.  Table of Contents         Table of Contents



12.  General Information       Introduction
     and History



13.  Investment Objectives     Investment Policies;
     and Policies              Investment Restrictions



14.  Management of the         Management
     Registrant



15.  Control Persons and       Shares of the Trust
     Principal Holders of
     Securities


16.  Investment Advisory       Management
     and Other Services



17.  Brokerage Allocation      Portfolio Transactions
     and Other Securities      and Brokerage



18.  Capital Stock and         Shares of the Trust
     Other Securities



19.  Purchase, Redemption      Management; Net Asset Value; Other Information;
     and Pricing of            Other Information Regarding
     Securities Being          Purchases, Redemptions, Ex-
     Offered                   changes and Dividends.


20.  Tax Status                Taxation



21.  Underwriters              Management-Distributor



22.  Calculation of            Performance Information
     Performance Data



23.  Financial Statements      Not Applicable




Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST

                   Goldman Sachs International Equity Funds

                             Institutional Shares


                                ---------------



                             CROSS REFERENCE SHEET

                           (as required by Rule 481)



PART A                          CAPTION
------                          -------



Goldman Sachs International Equity Funds
----------------------------------------
Goldman Sachs CORE International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.


1. Cover Page                   Cover Page

2. Synopsis                     Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information                  Financial Highlights

4. General Description          Cover Page; Fund Highlights; of Registrant
                                Investment Objective and Policies; Description of Securities; Risk Factors; Investment
                                Techniques; Investment Restrictions; Portfolio
                                Turn over; Reports to Shareholders; Shares of the Trust; Additional Information

5. Management of the Fund       Management

6. Capital Stock and            Dividends; Shares of the Trust;
   Other Securities             Taxation; Additional Information

7. Purchase of Securities       Purchase of Institutional Shares; Net Asset
   Being Offered                Value; Additional Information

8. Redemption or                Redemption of Institutional Shares;
   Repurchase                   Additional Information

9. Pending Legal                Not Applicable
   Proceedings

PART B                      CAPTION
------                      -------


10.  Cover Page             Cover Page


11.  Table of Contents      Table of Contents

12.  General Information    Introduction
     and History



13.  Investment Objectives  Investment Policies;
     and Policies           Investment Restrictions


14.  Management of the      Management
     Registrant

15.  Control Persons and    Shares of the Trust
     Principal Holders of
     Securities

16.  Investment Advisory    Management
     and Other Services

17.  Brokerage Allocation   Portfolio Transactions
     and Other Securities   and Brokerage

18.  Capital Stock and      Shares of the Trust
     Other Securities

19.  Purchase, Redemption   Management; Net Asset Value;
     and Pricing of         Other Information
     Securities Being
     Offered

20.  Tax Status             Taxation

21.  Underwriters           Management-Distributor


22.  Calculation of         Performance Information
     Performance Data

23.  Financial Statements   Not Applicable


Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST

                 Goldman Sachs International Equity Funds

                                Service Shares



                                ---------------



                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



PART A                          CAPTION
------                          -------


Goldman Sachs International Equity Funds
----------------------------------------
Goldman Sachs CORE International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.



1.   Cover Page                 Cover Page

2.   Synopsis                   Fund Highlights; Fees and Expenses

3.   Condensed Financial
     Information                Financial Highlights

4.   General Description        Cover Page; Fund Highlights;
                                of Registrant Investment Objective and Policies;
                                Description of Securities; Risk Factors;
                                Investment Techniques; Investment Restrictions;
                                Portfolio Turnover; Reports to Shareholders;
                                Shares of the Trust; Additional Information

5.   Management of the Fund     Management

6.   Capital Stock and          Dividends; Shares of the Trust;
     Other Securities           Taxation; Additional Information

7.   Purchase of Securities     How to Purchase Service Shares; Net Asset Value;
     Being Offered              Additional Information

8.   Redemption or Repurchase   Redemption of Service Shares;
                                Additional Information

9.   Pending Legal Proceedings  Not Applicable

PART B                        CAPTION
------                        -------

10.    Cover Page             Cover Page

11.    Table of Contents      Table of Contents

12.    General Information    Introduction
       and History

13.    Investment Objectives  Investment Policies;

       and Policies           Investment Restrictions


14.    Management of the      Management
       Registrant

15.    Control Persons and    Shares of the Trust
       Principal Holders of
       Securities

16.    Investment Advisory    Management; Service Plans
       and Other Services


17.    Brokerage Allocation   Portfolio Transactions

       and Other Securities   and Brokerage

18.    Capital Stock and      Shares of the Trust
       Other Securities

19.    Purchase, Redemption   Management; Net Asset Value;
       and Pricing of         Other Information
       Securities Being
       Offered

20.    Tax Status             Taxation

21.    Underwriters           Management-Distributor

22.    Calculation of         Performance Information
       Performance Data

23.    Financial Statements   Financial Statements



Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

------------------------------------------------------------------------------

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY SUCH STATE.                                                               +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

PROSPECTUS       SUBJECT TO COMPLETION--FEBRUARY 13, 1998

                  GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS
                         CLASS A, B AND C SHARES

May 1, 1998

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS JAPANESE EQUITY FUND

  Seeks long-term capital appreciation through investments in equity securi-ties of Japanese companies.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

  Seeks long-term capital appreciation through investments in equity securi-ties of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of emerging country issuers.

GOLDMAN SACHS ASIA GROWTH FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies related (in the manner described herein) to Asian coun-tries.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights.....................   3
Fees and Expenses...................   7
Financial Highlights................  11
Investment Objectives and Policies..  13
Description of Securities...........  18
Investment Techniques...............  21
Risk Factors........................  25
Investment Restrictions.............  27
Portfolio Turnover..................  28
Management..........................  28
Expenses ...........................  32
Reports to Shareholders.............  32
How to Invest.......................  32

                                                                       PAGE
                                                                       ----
Services Available to Shareholders....................................  39
Distribution and Authorized Dealer Service Plans......................  41
How to Sell Shares of the Funds.......................................  43
Dividends.............................................................  44
Net Asset Value.......................................................  45
Performance Information...............................................  45
Shares of the Trust...................................................  46
Taxation..............................................................  47
Additional Information................................................  48
Appendix ............................................................. A-1
Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."


--------------------------------------------------------------------------------
 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  ------------------------------ ---------------------
 CORE           Long-term growth of    At least 90% of total assets   EAFE Index (unhedged)
 INTERNATIONAL  capital.               in equity securities of
 EQUITY FUND                           companies organized outside
                                       the United States or whose
                                       securities are principally
                                       traded outside the United
                                       States. The Fund seeks broad
                                       representation of large cap
                                       issuers across major countries
                                       and sectors of the
                                       international economy. The
                                       Fund's investments are
                                       selected using both a variety
                                       of quantitative techniques and
                                       fundamental research in
                                       seeking to maximize the Fund's
                                       expected return, while
                                       maintaining risk, style,
                                       capitalization and industry
                                       characteristics similar to the
                                       unhedged Morgan Stanley
                                       Capital International (MSCI)
                                       Europe, Australia and Far East
                                       Index (the "EAFE Index"). The
                                       Fund may employ certain
                                       currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term capital      Substantially all, and at      FT/S&P Actuaries
 EQUITY FUND    appreciation.          least 65%, of total assets in  Europe & Pacific
                                       equity securities of companies Index (unhedged)
                                       organized outside the United
                                       States or whose securities are
                                       principally traded outside the
                                       United States. The Fund may
                                       employ currency management
                                       techniques.

--------------------------------------------------------------------------------
 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  ------------------------------ ---------------------
 JAPANESE       Long-term capital      Substantially all, and at      Tokyo Price Index
 EQUITY FUND    appreciation           least 65%, of total assets in  ("TOPIX")
                                       equity securities of Japanese
                                       companies. The Fund may employ
                                       currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term capital      Substantially all, and at      Morgan Stanley
 SMALL CAP      appreciation           least 65%, of total assets in  Capital International
 FUND                                  equity securities of companies World Small Cap Index
                                       with public stock market
                                       capitalizations of $1 billion
                                       or less at the time of
                                       investment that are organized
                                       outside the United States or
                                       whose securities are
                                       principally traded outside the
                                       United States. The Fund may
                                       employ currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 EMERGING       Long-term capital      Substantially all, and at      Morgan Stanley
 MARKETS        appreciation.          least 65%, of total assets in  Capital International
 EQUITY FUND                           equity securities of emerging  Emerging Markets Free
                                       country issuers. The Fund may  Index
                                       employ certain currency
                                       management techniques.
-------------------------------------------------------------------------------------------
 ASIA GROWTH    Long-term capital      Substantially all, and at      Morgan Stanley
 FUND           appreciation.          least 65%, of total assets in  Capital International
                                       equity securities of companies All Country Asia Free
                                       in China, Hong Kong, India,    ex Japan Index
                                       Indonesia, Malaysia, Pakistan,
                                       the Philippines,
                                       Singapore, South Korea, Sri
                                       Lanka, Taiwan and Thailand.
                                       The Fund may employ certain
                                       currency management
                                       techniques.

  WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility . Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada,
 Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves
as Investment Adviser to each other Fund. As of       , 1998, the Investment
Advisers, together with their affiliates, acted as investment adviser or
distributor for assets in excess of $   billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?


  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?


                                                                  MINIMUM
                                                            --------------------
                                                            INITIAL
                                                            PURCHASE ADDITIONAL
TYPE OF PURCHASE                                             AMOUNT  INVESTMENTS
----------------                                            -------- -----------
Regular Purchases..........................................  $1,000      $50
Tax-Sheltered Retirement Plans and UGMA/UTMA Purchases.....  $  250      $50
Automatic Investment Plan..................................  $   50      $50
403(b) Plans...............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Funds"
on page   .

 HOW DO I PURCHASE SHARES?

  You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of shares ("Authorized
Dealers"). See "How to Invest" on page   .

 WHAT ARE MY PURCHASE ALTERNATIVES?


  The Funds offer three classes of shares through this Prospectus. These shares may be purchased at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A shares"), (ii) with a contingent deferred sales charge imposed on redemptions within six years of purchase ("Class B shares") or (iii) without any initial or contingent deferred sales charge, as long as shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
   ALL FUNDS                 SALES CHARGE                   DEFERRED SALES CHARGE
   ---------                ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A                 5% declining to 0% after six years
   Class C.................       N/A       1% if shares are redeemed within 12 months of purchase

  Over time, the deferred sales charge and distribution fees attributable to Class B or Class C shares will exceed the initial sales charge and the distribution fees attributable to Class A shares. Class B shares convert to Class A shares, which are subject to lower distribution fees, eight years after initial purchase. Class C shares, which are subject to the same distribution fees as Class B shares, do not convert to Class A shares and are subject to the higher distribution fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page .

 HOW DO I SELL MY SHARES?


  You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds."
 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                   --------------------------- -------------
CORE International Equity.............          Annually             Annually
International Equity..................          Annually             Annually
Japanese Equity.......................          Annually             Annually
International Small Cap...............          Annually             Annually
Emerging Markets Equity...............          Annually             Annually
Asia Growth...........................          Annually             Annually

  You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive dividends in cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES

                                   CORE                              INT'L                          JAPANESE
                               INTERNATIONAL                         EQUITY                          EQUITY
                              EQUITY FUND/5/                          FUND                           FUND/5/
                          -----------------------------    --------------------------------  -----------------------------
                          CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C/5/  CLASS A    CLASS B    CLASS C
                          -------    -------    -------    -------    -------    ----------  -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases...   5.5%/1/   none       none        5.5%/1/   none         none       5.5%/1/   none       none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends..............  none       none       none       none       none         none      none       none       none
 Maximum Deferred Sales
  Charge.................  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/      1.0%/3/  none/1/     5.0%/2/    1.0%/3/
 Redemption Fees/4/......  none       none       none       none       none         none      none       none       none
 Exchange Fees/4/........  none       none       none       none       none         none      none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after
  applicable
  limitations)/6/........  0.75%      0.75%      0.75%      0.90%      0.90%        0.90%     0.90%      0.90%      0.90%
 Distribution (Rule
  12b-1) Fees (after
  applicable
  limitations)/7/........  0.25%      0.75%      0.75%      0.21%      0.75%        0.75%     0.25%      0.75%      0.75%
Other Expenses:
 Authorized Dealer
  Service Fees...........  0.25%      0.25%      0.25%      0.25%      0.25%        0.25%     0.25%      0.25%      0.25%
 Other Expenses (after
  applicable
  limitations)/8/........  0.25%      0.25%      0.25%      0.33%      0.33%        0.33%     0.10%      0.10%      0.10%
                           ----       ----       ----       ----       ----         ----      ----       ----       ----
TOTAL FUND OPERATING
 EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)/9/.  1.50%      2.00%      2.00%      1.69%      2.23%        2.23%     1.50%      2.00%      2.00%
                           ====       ====       ====       ====       ====         ====      ====       ====       ====

                                   INT'L                          EMERGING                             ASIA
                                 SMALL CAP                         MARKETS                            GROWTH
                                  FUND/5/                      EQUITY FUND/5/                          FUND
                          -----------------------------    -----------------------------    --------------------------------
                          CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C/5/
                          -------    -------    -------    -------    -------    -------    -------    -------    ----------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases...   5.5%/1/   none       none        5.5%/1/   none       none        5.5%/1/   none         none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends..............  none       none       none       none       none       none       none       none         none
 Maximum Deferred Sales
  Charge.................  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/      1.0%/3/
 Redemption Fees/4/......  none       none       none       none       none       none       none       none         none
 Exchange Fees/4/........  none       none       none       none       none       none       none       none         none
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 net assets)
 Management Fees (after
  applicable
  limitations)/6/........  1.10%      1.10%      1.10%      1.10%      1.10%      1.10%      0.86%      0.86%        0.86%
 Distribution (Rule
  12b-1) Fees (after
  applicable
  limitations)/7/........  0.25%      0.75%      0.75%      0.25%      0.75%      0.75%      0.21%      0.75%        0.75%
Other Expenses:
 Authorized Dealer
  Service Fees...........  0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%        0.25%
 Other Expenses (after
  applicable
  limitations)/8/........  0.30%      0.30%      0.30%      0.30%      0.30%      0.30%      0.35%      0.35%        0.35%
                           ----       ----       ----       ----       ----       ----       ----       ----         ----
TOTAL FUND OPERATING
 EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)/9/.  1.90%      2.40%      2.40%      1.90%      2.40%      2.40%      1.67%      2.21%        2.21%
                           ====       ====       ====       ====       ====       ====       ====       ====         ====

--------
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price--Class A Shares."
/2/ A contingent deferred sales charge is imposed upon shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."
/3/ A contingent deferred sales charge of 1.00% is imposed on shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."
/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/ Based on estimated amounts for the current fiscal year.

/6/ The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds equal to .10%, .10%, .10%, .10%, .10% and .14%, respectively. Without such limitations, management fees would be .85%, 1.00%, 1.00%, 1.20%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.

/7/ Goldman Sachs is imposing the entire distribution fee attributable to Class
    A shares of the CORE International Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds. Goldman Sachs voluntarily has agreed not to impose a portion of the distribution fee attributable to Class A shares of International Equity and Asia Growth Funds equal to .04% of each such Fund. Distribution fees for Class A shares would otherwise be payable at the rate of .25% of average daily net assets.

/8/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than the CORE International Equity, Japanese Equity and International Small Cap Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE International Equity........................................  0.25%
      International Equity.............................................  0.20%
      Japanese Equity..................................................  0.10%
      International Small Cap..........................................  0.30%
      Emerging Markets Equity..........................................  0.16%
      Asia Growth......................................................  0.24%

/9/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds would have been as set forth below. Information for Class A and Class B shares of the International Equity and Asia Growth Funds is shown for the fiscal year ended January 31, 1998. Information for the Class A and B shares of the CORE International Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds, and Class C shares of each Fund are estimated for the current fiscal year.

                                                                        TOTAL
                                                              OTHER   OPERATING
                                                             EXPENSES EXPENSES
                                                             -------- ---------
      CORE International Equity
        Class A.............................................  0.86%     2.21%
        Class B.............................................  0.86%     2.71%
        Class C.............................................  0.86%     2.71%
      International Equity
        Class A.............................................  0.38%     1.88%
        Class B.............................................  0.38%     2.38%
        Class C.............................................  0.38%     2.38%
      Japanese Equity
        Class A.............................................  1.47%     2.97%
        Class B.............................................  1.47%     3.47%
        Class C.............................................  1.47%     3.47%

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      International Small Cap
        Class A..............................................  0.52%     2.22%
        Class B..............................................  0.52%     2.72%
        Class C..............................................  0.52%     2.72%
      Emerging Markets Equity
        Class A..............................................  0.92%     2.62%
        Class B..............................................  0.92%     3.12%
        Class C..............................................  0.92%     3.12%
      Asia Growth
        Class A..............................................  0.37%     1.87%
        Class B..............................................  0.37%     2.37%
        Class C..............................................  0.37%     2.37%

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
CORE International Equity Fund
 Class A Shares................................   $69    $100     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    70      93     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    30      63     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
International Equity Fund
 Class A Shares................................    71     105    $142     $244
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    73     100     139      234
 --Assuming no redemption......................    23      70     119      234
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    33      70     119      256
 --Assuming no redemption......................    23      70     119      256
Japanese Equity Fund
 Class A Shares................................    69     100     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    70      93     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    30      63     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
International Small Cap Fund
 Class A Shares................................    73     111     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    74     105     N/A      N/A
 --Assuming no redemption......................    24      75     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    34      75     N/A      N/A
 --Assuming no redemption......................    24      75     N/A      N/A

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Emerging Markets Equity Fund
 Class A Shares................................    73     111     N/A     N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    74     105     N/A     N/A
 --Assuming no redemption......................    24      75     N/A     N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    34      75     N/A     N/A
 --Assuming no redemption......................    24      75     N/A     N/A
Asia Growth Fund
 Class A Shares................................    71     105     141     242
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    72      99     138     233
 --Assuming no redemption......................    22      69     118     233
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    32      69     118     254
 --Assuming no redemption......................    22      69     118     254

  The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  The Investment Advisers and Goldman Sachs have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C shares. Each Fund also offers Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund shares and/or their salespersons may receive certain compensation for the sale and distribution of Class A, Class B and Class C shares of the Funds or for services to the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in the Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by
          , independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Class A, Class B or Class C shares of the Japanese Equity or International Small Cap Funds. Accordingly, there are no financial highlights for these Funds or Classes.


                       [INSERT UPDATED FINANCIALS]

                       [INSERT UPDATED FINANCIALS]

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks, are described below under "Description of Securities," "Risk Factors" and "Investment Techniques."


  Growth Style Funds. The International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary models used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio comprised of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed income securities.

 JAPANESE EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed income securities.

 INTERNATIONAL SMALL CAP FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.


  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion and in fixed income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers and (ii) equity and fixed income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.

                           DESCRIPTION OF SECURITIES

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or enters into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  Each Fund may invest in fixed income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Advisers the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments (i) warrants and stock purchase rights, (ii) currency swaps (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts, (iv) unseasoned companies and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many

Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages, a strong currency and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's (other than the Japanese Equity and International Small Cap Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the Japanese Equity and International Small Cap Funds will generally not exceed 50%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991.
As of       , 1998, GSAM and GSAMI, together with their affiliates, acted as
investment adviser or distributor for assets in excess of $   billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Advisers will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                    YEARS
                                                    PRIMARILY
      NAME AND TITLE     FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------     -------------------        ----------- ----------------------------
  Robert Beckwitt        Portfolio Manager--           Since      Mr. Beckwitt joined the
   Vice President        Emerging Markets Equity       1997       Investment Adviser in
                                                                  1996. Prior to 1996, he
                                                                  was Chief Investment
                                                                  Strategist--Portfolio
                                                                  Advisor at Fidelity
                                                                  Investments.
--------------------------------------------------------------------------------------------
  Guy P. de C. Bennett   Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President        International Equity          1997       Investment Adviser in
                         Japanese Equity               1998       1996 and is also co-head
                                                                  of the Japanese Equity
                                                                  Group in Tokyo. Prior to
                                                                  1996, he spent 12 years
                                                                  at CINMAN.
--------------------------------------------------------------------------------------------
  Kent A. Clark          Portfolio Manager--           Since      Mr. Clark joined the
   Vice President        CORE International Equity     1997       Investment Adviser in
                                                                  1992. Prior to 1992, he
                                                                  was studying for a Ph.D.
                                                                  in finance at the
                                                                  University of Chicago.
--------------------------------------------------------------------------------------------
  Ivor H. Farman         Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director    International Equity          1996       Investment Adviser in
                                                                  1996. Prior to 1996, he
                                                                  was responsible for
                                                                  originating and
                                                                  marketing French equity
                                                                  ideas at Exane in Paris.
--------------------------------------------------------------------------------------------
  James P. Hordern       Portfolio Manager--           Since      Mr. Hordern joined the
   Executive Director    International Small Cap       1998       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  was an Assistant
                                                                  Director and portfolio
                                                                  manager at Mercury Asset
                                                                  Management.
--------------------------------------------------------------------------------------------
  Robert C. Jones        Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director     CORE International Equity     1997       Investment Adviser in
                                                                  1989.
--------------------------------------------------------------------------------------------
  Alice Lui              Portfolio Manager--           Since      Ms. Lui joined the
   Vice President        Asia Growth                   1994       Investment Adviser in
                                                                  1990.
--------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi Portfolio Manager--           Since      Mr. Lunghi joined the
   Executive Director    International Equity          1996       Investment Adviser in
                                                                  1996. Prior to 1996, he
                                                                  was at CINMAN for five
                                                                  years.
--------------------------------------------------------------------------------------------
  Shogo Maeda            Portfolio Manager--           Since      Mr. Maeda joined the
   Managing Director     International Equity          1994       Investment Adviser in
                         International Small Cap       1998-      1994. Prior to 1994, he
                         Japanese Equity               1998       worked at Nomura
                                                                  Investment Management
                                                                  Incorporated and for a
                                                                  period at Manufacturers
                                                                  Hanover Bank in New
                                                                  York.
--------------------------------------------------------------------------------------------
  Warwick M. Negus       Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director     Asia Growth                   1994       Investment Adviser in
                         Portfolio Manager--                      1994. Prior to 1994, he
                         International Equity          1994       was a vice president of
                         Emerging Markets Equity       1997       Bankers Trust Australia
                         International Small Cap       1998       Ltd.
--------------------------------------------------------------------------------------------
  Victor H. Pinter       Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President        CORE International Equity     1997       Investment Adviser in
                                                                  1990.
--------------------------------------------------------------------------------------------
  Ramakrishna Shanker    Portfolio Manager--           Since      Mr. Shanker joined the
   Vice President        Asia Growth                   1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  worked for the
                                                                  Investment Banking
                                                                  Division of Goldman,
                                                                  Sachs & Co. in
                                                                  Singapore.

                                       YEARS
                                       PRIMARILY
  NAME AND TITLE  FUND RESPONSIBILITY  RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
  --------------  -------------------  ----------- ----------------------------
  Takeya Suzuki   Portfolio Manager--     Since    Mr. Suzuki joined the
   Vice President Japanese Equity         1998     Investment Adviser in 1996.
                                                   Prior to 1996, he was a
                                                   portfolio manager at Nomura
                                                   Investment Management.
-------------------------------------------------------------------------------
  Karma Wilson    Portfolio Manager--     Since    Ms. Wilson joined the
   Vice President Asia Growth             1995     Investment Adviser in 1994.
                  International Equity    1997     Prior to 1994, she was an
                                                   investment analyst with
                                                   Bankers Trust Australia Ltd.
                                                   Before 1992 she was employed
                                                   at Arthur Andersen LLP.


  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
                                                      RATE*    JANUARY 31, 1998*
                                                   ----------- -----------------
     GSAM
     CORE International Equity....................    0.85%          0.75%
     GSAMI
     International Equity.........................    1.00%          0.89%
     Japanese Equity..............................    1.00%           N/A
     International Small Cap......................    1.20%           N/A
     Emerging Markets Equity......................    1.20%          1.10%
     Asia Growth..................................    1.00%          0.86%

--------

*All numbers are annualized. With respect to the International Equity and Asia Growth Funds, a Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreements and is identical to the aggregate advisory and administration fees payable by each Fund under the previous separate investment advisory (including subadvisory in the case of the International Equity Fund) and administration agreements. For the fiscal year ended January 31, 1998, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, transfer agency fees in the case of each Fund other than CORE International Equity, Japanese Equity and International Small Cap Funds) to the extent such expenses exceed 0.25%, 0.20%, 0.10%, 0.30%, 0.16% and 0.24% per annum of the average daily net assets of the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Fund, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers and other persons for performing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeeming and exchanging Fund shares and responding to certain customer inquiries. In addition, these services may also include responding to certain inquiries from and providing written materials to depository institutions about a Fund; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from each Fund (other than the CORE International Equity, Japanese Equity and International Small Cap Funds), with respect to Class A, Class B and Class C shares equal to each class' proportionate share of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents). Goldman Sachs is entitled to receive a fee from the CORE International Equity, Japanese Equity and International Small Cap Funds, with respect to Class A, Class B and Class C shares, equal to each class' proportionate share of the fixed charges set forth above applicable to Class A, Class B and Class C shares plus 0.04% of the average daily net assets of the Institutional and Service classes of the Fund. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

                                 EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation, the fees payable to the Investment Advisers, distribution and authorized dealer service fees, custodial and transfer agency fees, brokerage fees and commissions, filing fees for the registration or qualification of the Fund's shares under federal or state securities laws, organizational expenses, fees and expenses incurred in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser with respect to the Funds), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities, compensation and expenses of the Trust's "non-interested" Trustees and extraordinary organizational expenses, if any, incurred by the Trust.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million in Class A shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Class A shares are subject to distribution fees of 0.25% (which currently are being limited to 0.21% for the International Equity and Asia Growth Funds) and authorized dealer service fees of 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans." Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase. Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares.

  CLASS C SHARES. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class C shares. See "Distribution and Authorized Dealer Service Plans." Class C shares have no conversion feature, and accordingly, an investor that purchases Class C shares will be subject to the distribution fees imposed on Class C shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares (or Class B shares after conversion to Class A shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years, you might consider purchasing Class B shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C shares. There is a maximum purchase limitation of $250,000 and $1,000,000 in the aggregate on purchases of Class B shares and Class C shares, respectively. Although Class C shares are subject to a CDSC for only twelve months and at a lower rate than Class B shares, Class C shares do not have the conversion feature applicable to Class B shares, making them subject to higher distribution fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order, plus, in the case of Class A shares, any applicable sales charge. Currently, each Fund's net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time).

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans or accounts established under the Uniform Gift to Minors Act ("UGMA"). An initial investment minimum of $200 applies to purchases in connection with 403(b) plans. For purchases through the Automatic Investment Plan, the minimum initial investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs International Equity Funds--(Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (1) provide a social security number or other taxpayer identification number, or (2) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A shares of each Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                                 SALES CHARGE   MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
 INCLUDING SALES CHARGE, IF ANY)(                OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                 --------------- ------------- -----------------
 Less than $50,000..............................      5.50%          5.82%           5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90            3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83            2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04            1.75
 $1 million or more.............................      0.00*          0.00*            **

--------
  * No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by plans or $1 million or more by "wrap" accounts satisfying the criteria set forth in
    (h) or (j) below. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described below, of 1.00% will be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an ILA Portfolio (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses and children; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy shares costing $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by a third party administrator that in the aggregate satisfies (1) or (3) above; (i) until October 15, 1997 shareholders whose purchase is attributable to redemption proceeds (subject to appropriate documentation) from a registered open-end management investment company not distributed or managed by Goldman Sachs or its affiliates, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Funds and the shareholder either (1) paid an initial sales charge or (2) was at some time subject to a deferred sales charge with respect to the redemption proceeds; (j) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (k) registered investment advisers investing for accounts for which they receive asset-based fees; (l) accounts over which GSAM or its advisory affiliates have investment discretion; and (m) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B shares of the Funds at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the six-year period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Goldman Sachs Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C shares of the Funds at the next determined net asset value without the imposition of an initial sales charge. However, if Class C shares are redeemed within 12 months of purchase a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C shares, the Funds will first redeem shares held for longer than 12 months, and then shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C shares, including the payment of compensation to Authorized Dealers. A commission equal to 1.00% of the amount invested is paid to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class A shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class C shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you redeemed Class A or Class C shares, paid a CDSC upon a redemption and reinvest in Class A or Class C shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares. If you redeemed Class B shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A shares at net asset value as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of Class A shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B shares, Class C shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C shares and 10% of the value of your Class A shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions:
(i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their shares for purchase by retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares of these other funds acquired by an exchange may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (8:00 a.m. to 4:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of shares received in the exchange. If such redemption occurs within ninety
(90) days after the purchase of such shares, to the extent a sales charge that would otherwise apply to the shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized by the Trust to accept purchase, exchange and redemption orders on the Trust's behalf. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Class A, Class B or Class C shares (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in a Fund), and will from time to time, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation may vary among Authorized Dealers depending upon such factors as the amounts their clients have invested (or may invest) in the Funds, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLANS--CLASS A, CLASS B AND CLASS C SHARES

  The Trust, on behalf of each Fund's Class A, Class B and Class C shares, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act") (each a

"Distribution Plan"). Goldman Sachs is entitled to a quarterly fee from each Fund under its Class A, Class B or Class C Distribution Plan for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C shares. Currently, Goldman Sachs has voluntarily agreed to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of International Equity and Asia Growth Funds. Goldman Sachs has no current intention of modifying or discontinuing such waiver, but may do so in the future at its discretion. The average rate for the fiscal year ended January 31, 1998 paid by the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds to Goldman Sachs was %, 0.21%,
 % and 0.21% with respect to each Fund's Class A shares. The average rate for the fiscal year ended January 31, 1998 paid by the Funds offering Class B and Class C shares was 0.75%. As of January 31, 1998, the Japanese Equity and International Small Cap Funds had not commenced operations.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A, Class B and Class C shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class A, Class B and Class C Distribution Plans include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers (Class B and Class C only), allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C shares. If the fee received by Goldman Sachs pursuant to the Class A, Class B and Class C Distribution Plans exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and is subject to approval annually by the Trustees. The aggregate compensation that may be received under each Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

  In connection with the sale of Class C shares, Goldman Sachs pays sales commissions of 0.75% of the purchase price to Authorized Dealers from its own resources at the time of sale. Goldman Sachs plans to pay the 0.75% distribution fee on a quarterly basis as an ongoing commission to Authorized Dealers on Class C shares that have been outstanding for one year or more.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A, Class B and Class C shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A, Class B or Class C Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A, Class B or Class C shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Trustees. For the fiscal year ended January 31, 1998, each Fund paid Authorized Dealer service fees at the foregoing rate for each Fund's shares.

  In connection with the sale of Class C shares, Goldman Sachs pays the 0.25% service fee to Authorized Dealers in advance for the first year after the shares have been sold by the Authorized Dealer. After the shares have been held for one year, Goldman Sachs pays the service fee on a quarterly basis. In addition, as described above under "Distribution Plan--Class A, Class B and Class C shares," Goldman Sachs pays sales commissions of 0.75% of the purchase price of Class C shares from its own resources at the time of sale. Accordingly, the total up front commission paid by Goldman Sachs to the Authorized Dealer at the time of sale is 1.00% of the purchase price.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of shares for amounts up to $50,000 within any seven (7) calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C shares. The CDSC applicable to Class A, Class B or Class C shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in (i) cash, (ii) additional shares of the same class of the Fund or (iii) shares of the same or an equivalent class of any other Goldman Sachs Fund or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional shares or units of the Fund or any other Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Each Fund's total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A, Class B and Class C shares will be affected by the payment of a sales charge, distribution fees and other class specific expenses. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the Japanese Equity, International Small Cap and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  As of February 1, 1998, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 59.3% of Mid Cap Equity Fund's outstanding shares. As of the same date, Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 27.9% of CORE Large Cap Growth Fund's outstanding shares. As of the same date, The Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004, was recordholder of 29.9% of CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the capital gain. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384

EQ PROABC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

INTERNATIONAL

EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A, B AND C SHARES



Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

----------------------------------------------------------------------------
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 SUBJECT TO COMPLETION--FEBRUARY 13, 1998

PROSPECTUS

May 1, 1998

       GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS INSTITUTIONAL SHARES

GOLDMAN SACHS CORE INTERNA-
TIONAL EQUITY FUND                GOLDMAN SACHS INTERNATIONAL
 Seeks long-term growth of        SMALL CAP FUND
 capital through a broadly
 diversified portfolio of eq-       Seeks long-term capital ap-
 uity securities of large cap       preciation through invest-
 companies that are organized       ments in equity securities
 outside the U.S. or whose          of companies with public
 securities are principally         stock market capitalizations
 traded outside the U.S.            of $1 billion or less at the
                                    time of investment that are
                                    organized outside the U.S.
                                    or whose securities are
                                    principally traded outside
                                    the U.S.

GOLDMAN SACHS INTERNATIONAL
EQUITY FUND
 Seeks long-term capital ap-
 preciation through invest-       GOLDMAN SACHS EMERGING MARKETS
 ments in equity securities       EQUITY FUND
 of companies that are orga-        Seeks long-term capital ap-
 nized outside the U.S. or          preciation through invest-
 whose securities are princi-       ments in equity securities
 pally traded outside the           of emerging country issuers.
 U.S.

                                  GOLDMAN SACHS ASIA GROWTH FUND
                                    Seeks long-term capital ap-
GOLDMAN SACHS JAPANESE EQUITY       preciation through invest-
FUND                                ments in equity securities
                                    of companies related (in the
 Seeks long-term capital ap-        manner described herein) to
 preciation through invest-         Asian countries.
 ments in equity securities
 of Japanese companies.

                               ----------------

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Goldman Sachs CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                        (continued on next page)

(cover continued)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

                               TABLE OF CONTENTS

                                     PAGE                                              PAGE
                                     ----                                              ----
Fund Highlights....................    3          Performance Information.............  43
Fees and Expenses..................    7          Shares of the Trust.................  43
Financial Highlights...............    9          Taxation............................  44
Investment Objectives and Policies.   18          Additional Information..............  45
Description of Securities..........   26          Reports to Shareholders.............  46
Investment Techniques..............   31          Dividends...........................  46
Risk Factors.......................   35          Purchase of Institutional Shares....  46
Investment Restrictions............   37          Exchange Privilege..................  48
Portfolio Turnover.................   37          Redemption of Institutional Shares..  48
Management.........................   38          Appendix ........................... A-1
Expenses...........................               Account Information Form
Net Asset Value....................   42

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."


                   INVESTMENT
 FUND NAMES        OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 -------------- ----------------  --------------------------------------- ----------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe and
                appreciation.     of companies organized outside           Pacific Index
                                  the United States or whose securities    (unhedged)
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
------------------------------------------------------------------------------------------
 JAPANESE       Long-term         Substantially all, and at least 65%, of  Tokyo Price
 EQUITY FUND    capital           total assets in equity securities of     Index ("TOPIX")
                appreciation.     Japanese companies. The Fund may employ
                                  currency management techniques.
------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 SMALL CAP      capital           total assets in equity securities of     Capital
 FUND           appreciation.     companies with public stock market       International
                                  capitalizations of $1 billion or less    World Small Cap
                                  at the time of investment that are       Index
                                  organized outside the United States or
                                  whose securities are principally traded
                                  outside the United States. The Fund may
                                  employ currency management techniques.


                                                                     (continued)


                INVESTMENT
 FUND NAMES     OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ----------  ----------------  ---------------------------------------  ----------------
 EMERGING    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS     capital           total assets in equity securities        Capital
 EQUITY FUND appreciation.     of emerging country issuers. The Fund    International
                               may employ certain currency management   Emerging Markets
                               techniques.                              Free Index
----------------------------------------------------------------------------------------
 ASIA GROWTH Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND        capital           total assets in equity securities        Capital
             appreciation.     of companies in China, Hong              International
                               Kong, India, Indonesia, Malaysia,        All Country Asia
                               Pakistan, the Philippines,  Singapore,   Free ex Japan
                               South Korea, Sri Lanka, Taiwan and       Index
                               Thailand. The Fund may employ certain
                               currency management techniques.


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International
serves as Investment Adviser to each other Fund. As of      , 1998, the
Investment Advisers, together with their affiliates, acted as investment
adviser or distributor for assets in excess of $   billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 in Institutional Shares of the Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS
                                       --------------------------- CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
CORE International Equity.............          Annually             Annually
International Equity..................          Annually             Annually
Japanese Equity.......................          Annually             Annually
International Small Cap...............          Annually             Annually
Emerging Markets Equity...............          Annually             Annually
Asia Growth...........................          Annually             Annually

  Recordholders of Institutional Shares may receive dividends in additional Institutional Shares of the Fund or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)

                               CORE                       INT'L  EMERGING
                           INTERNATIONAL INT'L  JAPANESE  SMALL  MARKETS   ASIA
                              EQUITY     EQUITY  EQUITY    CAP    EQUITY  GROWTH
                              FUND/1/     FUND  FUND/1/  FUND/1/ FUND/1/   FUND
                           ------------- ------ -------- ------- -------- ------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases...      None       None    None    None     None    None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends..............      None       None    None    None     None    None
 Redemption Fees.........      None       None    None    None     None    None
 Exchange Fees...........      None       None    None    None     None    None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)
 Management Fees (after
  applicable
  limitations)/2/........      0.75%      0.90%   0.90%   1.10%    1.10%   0.86%
 Distribution (Rule 12b-
  1) Fees................      None       None    None    None     None    None
 Other Expenses (after
  applicable
  limitations)/3/........      0.25%      0.20%   0.10%   0.30     0.20%   0.24%
                               ----       ----    ----    ----     ----    ----
 TOTAL FUND OPERATING
  EXPENSES (AFTER FEE AND
  EXPENSE
  LIMITATIONS)/4/........      1.00%      1.10%   1.00%   1.40%    1.30%   1.10%
                               ====       ====    ====    ====     ====    ====

---------------------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds equal to 0.10%, 0.10%, 0.10%, 0.10%, 0.10% and 0.14%, respectively. Without such limitations, management fees would be 0.85%, 1.00%, 1.00%, 1.20%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.

/3/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than CORE International Equity, Japanese Equity and International Small Caps Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE International Equity........................................   0.25%
      International Equity.............................................   0.20%
      Japanese Equity .................................................   0.10%
      International Small Cap..........................................   0.30%
      Emerging Markets Equity..........................................   0.16%
      Asia Growth......................................................   0.24%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Institutional shares of the International Equity and Asia Growth Funds for the fiscal year ended January 31, 1998, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      International Equity...................................   0.25%    1.25%
      Asia Growth............................................   0.26%    1.26%

 In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Institutional Shares of the CORE International Equity, Emerging Markets, Japanese Equity and International Small Cap Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      CORE International Equity..............................   0.86%    1.71%
      Emerging Markets Equity................................   0.82%    2.02%
      Japanese Equity........................................   1.47%    2.47%
      International Small Cap................................   0.52%    1.72%

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
CORE International Equity Fund................  $10     $32     n/a      n/a
International Equity Fund.....................  $11     $35     $61     $134
Japanese Equity Fund..........................  $10     $32     n/a      n/a
International Small Cap Fund..................  $14     $44     n/a      n/a
Emerging Markets Equity Fund..................  $13     $41     n/a      n/a
Asia Growth Fund..............................  $11     $35     $61     $134

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by
             , independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer shares of the Japanese Equity and International Small Cap Funds. Accordingly, there are no financial highlights for these Funds or Classes.

-----------------------------------------------------------------------------------------------------------------------------------
                            INCOME (LOSS) FROM                       DISTRIBUTIONS TO
                         INVESTMENT OPERATIONS(G)                      SHAREHOLDERS
            --------------------------------------------------    -----------------------
                                                                               FROM NET
                                                NET REALIZED                   REALIZED
                             NET REALIZED      AND UNREALIZED                  GAIN ON
  NET ASSET                 AND UNREALIZED     GAIN (LOSS) ON        FROM    INVESTMENT,         NET          NET ASSET
   VALUE,        NET        GAIN (LOSS) ON        FOREIGN            NET      OPTION AND      INCREASE         VALUE,
  BEGINNING  INVESTMENT      INVESTMENTS,     CURRENCY RELATED    INVESTMENT   FUTURES    (DECREASE) IN NET    END OF
  OF PERIOD INCOME (LOSS) OPTIONS AND FUTURES   TRANSACTIONS        INCOME   TRANSACTIONS    ASSET VALUE       PERIOD
  --------- ------------- ------------------- ----------------    ---------- ------------ -----------------   ---------
                                 CORE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           RATIOS ASSUMING
                                                                         NO VOLUNTARY WAIVER
                                                                              OF FEES OR
                                                                         EXPENSE LIMITATIONS
                                                                       ------------------------

                                                          RATIO OF                  RATIO OF
                                   NET     RATIO OF         NET                        NET
                                ASSETS AT     NET        INVESTMENT     RATIO OF   INVESTMENT
           PORTFOLIO  AVERAGE    END OF   EXPENSES TO INCOME (LOSS) TO  EXPENSES  INCOME (LOSS)
   TOTAL   TURNOVER  COMMISSION  PERIOD   AVERAGE NET   AVERAGE NET    TO AVERAGE  TO AVERAGE
 RETURN(A)   RATE     RATE(F)   (IN 000S)   ASSETS         ASSETS      NET ASSETS  NET ASSETS
 --------- --------- ---------- --------- ----------- ---------------- ---------- -------------
                                 CORE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

                            INCOME (LOSS) FROM                     DISTRIBUTIONS TO
                         INVESTMENT OPERATIONS(G)                    SHAREHOLDERS
            --------------------------------------------------  -----------------------
                                                                             FROM NET
                                                NET REALIZED                 REALIZED
                             NET REALIZED      AND UNREALIZED                GAIN ON
  NET ASSET                 AND UNREALIZED     GAIN (LOSS) ON      FROM    INVESTMENT,         NET        NET ASSET
   VALUE,        NET        GAIN (LOSS) ON        FOREIGN          NET      OPTION AND      INCREASE       VALUE,
  BEGINNING  INVESTMENT      INVESTMENTS,     CURRENCY RELATED  INVESTMENT   FUTURES    (DECREASE) IN NET  END OF
  OF PERIOD INCOME (LOSS) OPTIONS AND FUTURES   TRANSACTIONS      INCOME   TRANSACTIONS    ASSET VALUE     PERIOD
  --------- ------------- ------------------- ----------------  ---------- ------------ ----------------- ---------
                                   INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                             RATIOS ASSUMING
                                                                           NO VOLUNTARY WAIVER
                                                                                OF FEES OR
                                                                           EXPENSE LIMITATIONS
                                                                         ------------------------

                                                            RATIO OF                  RATIO OF
                                     NET     RATIO OF         NET                        NET
                                  ASSETS AT     NET        INVESTMENT     RATIO OF   INVESTMENT
             PORTFOLIO  AVERAGE    END OF   EXPENSES TO INCOME (LOSS) TO  EXPENSES  INCOME (LOSS)
     TOTAL   TURNOVER  COMMISSION  PERIOD   AVERAGE NET   AVERAGE NET    TO AVERAGE  TO AVERAGE
   RETURN(A)   RATE     RATE(F)   (IN 000S)   ASSETS         ASSETS      NET ASSETS  NET ASSETS
   --------- --------- ---------- --------- ----------- ---------------- ---------- -------------
                                   INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                      INCOME (LOSS) FROM             DISTRIBUTIONS TO
                   INVESTMENT OPERATIONS(G)            SHAREHOLDERS
            -------------------------------------- ---------------------
                                          NET
                                      REALIZED AND
                                       UNREALIZED
                                        GAIN ON                              NET
  NET ASSET    NET      NET REALIZED    FOREIGN       FROM    IN EXCESS   INCREASE   NET ASSET
   VALUE,   INVESTMENT AND UNREALIZED   CURRENCY      NET       OF NET   (DECREASE)   VALUE,             PORTFOLIO  AVERAGE
  BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   IN NET     END OF     TOTAL   TURNOVER  COMMISSION
  OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   ASSET VALUE  PERIOD   RETURN(A)   RATE     RATE(F)
  --------- ---------- -------------- ------------ ---------- ---------- ----------- --------- --------- --------- ----------
                                                         ASIA GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                RATIOS ASSUMING
                                                              NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                              EXPENSE LIMITATIONS
                                                            ------------------------
                                                                         RATIO OF
     NET     RATIO OF                                                       NET
  ASSETS AT     NET                  RATIO OF                RATIO OF   INVESTMENT
   END OF   EXPENSES TO                 NET                  EXPENSES  INCOME (LOSS)
   PERIOD   AVERAGE NET             INVESTMENT              TO AVERAGE  TO AVERAGE
   (000'S)    ASSETS    INCOME (LOSS) TO AVERAGE NET ASSETS NET ASSETS  NET ASSETS
  --------- ----------- ----------------------------------- ---------- -------------
                                                         ASIA GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------

                      INCOME (LOSS) FROM             DISTRIBUTIONS TO
                   INVESTMENT OPERATIONS(G)            SHAREHOLDERS
            -------------------------------------- ---------------------
                                          NET
                                      REALIZED AND
                                       UNREALIZED
                                        GAIN ON                              NET
  NET ASSET    NET      NET REALIZED    FOREIGN       FROM    IN EXCESS   INCREASE   NET ASSET
   VALUE,   INVESTMENT AND UNREALIZED   CURRENCY      NET       OF NET   (DECREASE)   VALUE,             PORTFOLIO  AVERAGE
  BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   IN NET     END OF     TOTAL   TURNOVER  COMMISSION
  OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   ASSET VALUE  PERIOD   RETURN(A)   RATE     RATE(F)
  --------- ---------- -------------- ------------ ---------- ---------- ----------- --------- --------- --------- ----------
                                                   EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                RATIOS ASSUMING
                                                              NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                              EXPENSE LIMITATIONS
                                                            ------------------------
                                                                         RATIO OF
     NET     RATIO OF                                                       NET
  ASSETS AT     NET                  RATIO OF                RATIO OF   INVESTMENT
   END OF   EXPENSES TO                 NET                  EXPENSES  INCOME (LOSS)
   PERIOD   AVERAGE NET             INVESTMENT              TO AVERAGE  TO AVERAGE
   (000'S)    ASSETS    INCOME (LOSS) TO AVERAGE NET ASSETS NET ASSETS  NET ASSETS
  --------- ----------- ----------------------------------- ---------- -------------
                                                   EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Growth Style Funds. The International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining a risk profile similar to EAFE Index. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio comprised of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed income securities.

 JAPANESE EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed income securities.

 INTERNATIONAL SMALL CAP FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economics which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion and in fixed income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers and (ii) equity and fixed income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.

                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or enters into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  Each Fund may invest in fixed income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investor's Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependant upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Advisers the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights, (ii) currency swaps, (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts,
(iv) unseasoned companies and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging

Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages, a strong currency and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's (other than the

Japanese Equity and International Small Cap Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the Japanese Equity and International Small Cap Funds will generally not exceed 50%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990
and registered as an investment adviser in 1991. As of        , 1998, GSAM,
and GSAMI, together with their affiliates, acted as investment adviser or
distributor for assets in excess of $   billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Advisers will haveaccess to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense

(a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
      --------------        -------------------         -----------     ----------------------------
  Robert Beckwitt            Portfolio Manager             Since      Mr. Beckwitt joined the
   Vice President            Emerging Markets Equity       1997       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was Chief Investment
                                                                      Strategist--Portfolio
                                                                      Advisory at Fidelity
                                                                      Investments.
----------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett       Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President            International Equity,         1997       Investment Adviser in
                             Japanese Equity               1998       1996 and is also co-head
                                                                      of the Japanese Equity
                                                                      Group in
                                                                      Tokyo. Prior to 1996, he
                                                                      spent 12
                                                                      years at CINMAN.
----------------------------------------------------------------------------------------------------
  Kent A. Clark              Portfolio Manager--           Since      Mr. Clark joined the
   Vice President            CORE International Equity     1997       Investment
                                                                      Adviser in 1992. Prior
                                                                      to 1992, he
                                                                      was studying for a Ph.D.
                                                                      in finance
                                                                      at the University of
                                                                      Chicago.
----------------------------------------------------------------------------------------------------
  Ivor H. Farman             Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director        International Equity          1996       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was responsible for
                                                                      originating and
                                                                      marketing French equity
                                                                      ideas at
                                                                      Exane in Paris.
----------------------------------------------------------------------------------------------------
  James P. Hordern           Portfolio Manager--           Since      Mr. Hordern joined the
   Executive Director        International Small Cap       1998       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      was an Assistant
                                                                      Director and portfolio
                                                                      manager at Mercury Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Robert C. Jones            Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director         CORE International Equity     1997       Investment Adviser in
                                                                      1989.
  Alice Lui                  Portfolio Manager--           Since      Ms. Lui joined the
   Vice President            Asia Growth                   1994       Investment Adviser in
                                                                      1990.
----------------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi     Portfolio Manager--           Since      Mr. Lunghi joined the
   Executive Director        International Equity          1996       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was at CINMan for five
                                                                      years.
----------------------------------------------------------------------------------------------------
  Shogo Maeda                Portfolio Manager--           Since      Mr. Maeda joined the
   Managing Director         International Equity          1994       Investment Adviser in
                             International Small Cap       1998       1994. Prior to 1994, he
                             Japanese Equity               1998       worked at Nomura
                                                                      Investment Management
                                                                      Incorporated and for a
                                                                      period at Manufacturers
                                                                      Hanover Bank in New
                                                                      York.
----------------------------------------------------------------------------------------------------
  Warwick M. Negus           Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director         Asia Growth                   1994       Investment Adviser in
                             Portfolio Manager--                      1994. Prior to 1994, he
                             International Equity          1994       was a vice president of
                             Emerging Markets Equity       1997       Bankers Trust Australia
                             International Small Cap       1998       Ltd.
----------------------------------------------------------------------------------------------------
  Victor H. Pinter           Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President            CORE International Equity     1997       Investment Adviser in
                                                                      1990.
----------------------------------------------------------------------------------------------------
  Ramakrishna Shanker        Portfolio Manager--           Since      Mr. Shanker joined the
   Vice President            Asia Growth                   1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      worked for the
                                                                      Investment Banking
                                                                      Division of Goldman,
                                                                      Sachs & Co. in
                                                                      Singapore.

                                      YEARS
                                      PRIMARILY
  NAME AND TITLE  FUND RESPONSIBILITY RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  --------------- ------------------- ----------- -------------------------------
  Takeya Suzuki   Portfolio              Since    Mr. Suzuki joined the
   Vice President Manager--              1998     Investment Adviser in 1996.
                  Japanese Equity                 Prior to 1996, he was a
                                                  portfolio manager at Nomura
                                                  Investment Management.
----------------------------------------------------------------------------------
  Karma Wilson    Portfolio              Since    Ms. Wilson joined the
   Vice President Manager--              1995     Investment Adviser in 1994.
                  Asia Growth            1997     Prior to 1994, she was an
                  International                   investment analyst with Bankers
                  Equity                          Trust Australia Ltd. Before
                                                  1992 she was employed by Arthur
                                                  Andersen LLP.


  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
                                                      RATE*    JANUARY 31, 1998*
                                                   ----------- -----------------
     GSAM
     CORE International Equity ...................    0.85%          0.75%
     GSAMI
     International Equity.........................    1.00%          0.89%
     Japanese Equity..............................    1.00%            n/a
     International Small Cap......................    1.20%            n/a
     Emerging Markets Equity......................    1.20%          1.10%
     Asia Growth..................................    1.00%          0.86%

---------------------

*All numbers are annualized. With respect to the International Equity and Asia Growth Funds, a Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreements and is identical to the aggregate advisory and administration fees payable by each Fund under the previous separate investment advisory (including subadvisory in the case of International Equity Fund) and administration agreements. For the fiscal year ended January 31, 1998, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than the CORE

International Equity, Japanese Equity and International Small Cap Funds to the extent such expenses exceed 0.25%, 0.20%, 0.10%, 0.30%, 0.16% and 0.24% per annum of the average daily net assets of the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the International Equity and Asia Growth Funds with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Emerging Markets Equity Fund equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Fund. Goldman Sachs is entitled to receive a fee from the CORE International Equity, Japanese Equity and International Small Cap Funds, with respect to Institutional and Service shares, equal to their proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents) applicable to Class A, B and C shares plus 0.04% of the average daily net assets of the Institutional and Service classes.

                                 EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation, the fees payable to the Investment Advisers, distribution and authorized dealer service fees, custodial and transfer agency fees, brokerage fees and commissions, filing fees for the registration or qualification of the Fund's shares under federal or state securities laws, organizational expenses, fees and expenses incurred in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser with respect to the Funds), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities, compensation and expenses of the Trust's "non-interested" Trustees and extraordinary organizational expenses, if any, incurred by the Trust.

                             NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which are based on the net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Each Fund's total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the Japanese Equity, International Small Cap and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  As of February 1, 1998, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 59.3% of Mid Cap Equity Fund's outstanding shares. As of the same date, Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 27.9% of CORE Large Cap Growth Fund's outstanding shares. As of the same date, The Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004, was recordholder of 29.9% CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the capital gain. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied.

For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Institutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), an order is received by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs International Equity Funds--Name of Fund and Class of shares" and should be directed to "Goldman Sachs International Equity Funds--Name of Fund and Class of shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

  The minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of the Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) qualified non-profit organizations, charitable trusts, foundations and endowments; (d) any state, county, city or any instrumentality, department, authority or agency thereof; (e) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (f) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) registered investment advisers investing for accounts for which they receive asset-based fees; and (h) accounts over which GSAM or its advisory affiliates have investment discretion. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Funds reserve the right to redeem the Institutional Shares of any Institutional Shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE

  Institutional Shares of the Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds-- Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                       REDEMPTION OF INSTITUTIONAL SHARES


  The Funds will redeem their Institutional Shares upon request of an Institutional Shareholder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value." If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. An Institutional Shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Shareholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Institutional Shareholder's Account Information Form or, if the shareholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the Institutional Shareholder's bank in the transfer process. If a problem with such performance arises, the Institutional Shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

                              --------------------

                                  APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPROINST
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GOLDMAN SACHS
INTERNATIONAL
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



Goldman
Sachs

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

----------------------------------------------------------------------------
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 SUBJECT TO COMPLETION--FEBRUARY 13, 1998

PROSPECTUS

May 1, 1998
                 GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS
                                 SERVICE SHARES


GOLDMAN SACHS CORE
INTERNATIONAL EQUITY FUND          GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

 Seeks long term growth of
 capital through a broadly di-       Seeks long-term capital appreciation
 versified portfolio of equity       through investments in equity securities
 securities of large cap com-        of companies with public stock market
 panies that are organized           capitalizations of $1 billion or less at
 outside the U.S. or whose se-       the time of investment that are organized
 curities are principally            outside the U.S. or whose securities are
 traded outside the U.S.             principally traded outside the U.S.


                                   GOLDMAN SACHS EMERGING MARKETS
GOLDMAN SACHS INTERNATIONAL        EQUITY FUND
EQUITY FUND                          Seeks long-term capital appreciation
 Seeks long-term capital ap-         through investments in equity securities
 preciation through invest-          of emerging country issuers.
 ments in equity securities of
 companies that are organized
 outside the U.S. or whose se-
 curities are principally
 traded outside the U.S.

                                   GOLDMAN SACHS ASIA GROWTH FUND
                                     Seeks long-term capital appreciation
                                     through investments in equity securities of companies related (in the manner de-scribed herein) to Asian countries.

GOLDMAN SACHS JAPANESE EQUITY
FUND

 Seeks long-term capital ap-
 preciation through invest-
 ments in equity securities of
 Japanese companies.

                                 -------------

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                        (continued on next page)

(cover continued)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."


                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............    9
Investment Objectives and Policies.   18
Description of Securities..........   26
Investment Techniques..............   31
Risk Factors.......................   35
Investment Restrictions............   37
Portfolio Turnover.................   37
Management.........................   38
Expenses...........................
Net Asset Value....................   42

                               PAGE
                               ----
Performance Information.......  43
Shares of the Trust...........  43
Taxation......................  44
Additional Information........  45
Additional Services...........  46
Reports to Shareholders.......  46
Dividends.....................  47
Purchase of Service Shares....  47
Exchange Privilege............  48
Redemption of Service Shares..  49
Appendix...................... A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                   INVESTMENT
 FUND NAME         OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 --------------
           -----------------------
                           ------------------------------------------------------
                                                              ---------------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe and
                appreciation.     of companies organized outside           Pacific Index
                                  the United States or whose securities    (unhedged)
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
------------------------------------------------------------------------------------------
 JAPANESE       Long-term         Substantially all, and at least 65%, of  Tokyo Price
 EQUITY FUND    capital           total assets in equity securities of     Index ("TOPIX")
                appreciation.     Japanese companies. The Fund may employ
                                  currency management techniques.
------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 SMALL CAP      capital           total assets in equity securities of     Capital
 FUND           appreciation.     companies with public stock market       International
                                  capitalizations of $1 billion or less    World Small Cap
                                  at the time of investment that are       Index
                                  organized outside the United States or
                                  whose securities are principally traded
                                  outside the United States. The Fund may
                                  employ currency management techniques.


                                                                     (continued)

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
------------ ----------------  ---------------------------------------  ----------------
 EMERGING    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS     capital           its total assets in equity securities    Capital
 EQUITY FUND appreciation.     of emerging country issuers. The Fund    International
                               may employ certain currency management   Emerging Markets
                               techniques.                              Free Index
----------------------------------------------------------------------------------------
 ASIA GROWTH Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND        capital           total assets in equity securities        Capital
             appreciation.     of companies in China, Hong              International
                               Kong, India, Indonesia, Malaysia,        All Country Asia
                               Pakistan, the Philippines, Singapore,    Free ex Japan
                               South Korea, Sri Lanka, Taiwan and       Index
                               Thailand. The Fund may employ certain
                               currency management techniques.



 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International
serves as Investment Adviser to each other Fund. As of        , 1998, the
Investment Advisers, together with their affiliates, acted as investment
adviser or distributor for assets in excess of $    billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
CORE International Equity.............          Annually             Annually
International Equity..................          Annually             Annually
Japanese Equity.......................          Annually             Annually
International Small Cap...............          Annually             Annually
Emerging Markets Equity...............          Annually             Annually
Asia Growth...........................          Annually             Annually

  Recordholders of Service Shares may receive dividends in additional Service Shares of the Fund or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)

                               CORE                       INT'L  EMERGING
                           INTERNATIONAL INT'L  JAPANESE  SMALL  MARKETS   ASIA
                              EQUITY     EQUITY  EQUITY    CAP    EQUITY  GROWTH
                              FUND/1/     FUND  FUND/1/  FUND/1/ FUND/1/   FUND
                           ------------- ------ -------- ------- -------- ------
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases...      None       None    None    None     None    None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends..............      None       None    None    None     None    None
 Redemption Fees.........      None       None    None    None     None    None
 Exchange Fees...........      None       None    None    None     None    None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)
 Management Fees (after
  applicable
  limitations)/2/........      0.75%      0.90%   0.90%   1.10%    1.10%   0.86%
 Service Fees/5/.........      0.50%      0.50%   0.50%   0.50%    0.50%   0.50%
 Other Expenses (after
  applicable limita-
  tions)/3/..............      0.25%      0.20%   0.10%   0.30%    0.20%   0.24%
                               ----       ----    ----    ----     ----    ----
 TOTAL FUND OPERATING
  EXPENSES (AFTER FEE AND
  EXPENSE
  LIMITATIONS)/4/........      1.50%      1.60%   1.50%   1.90%    1.80%   1.60%
                               ====       ====    ====    ====     ====    ====

---------------------
/1/Based on estimated amounts for the current fiscal year.

/2/The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds equal to 0.10%, 0.10%, 0.10%, 0.10%, 0.10% and 0.14%, respectively. Without such limitations, management fees would be 0.85%, 1.00%, 1.00%, 1.20%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.

/3/The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than CORE International Equity Fund)) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE International Equity........................................  0.25%
      International Equity.............................................  0.20%
      Japanese Equity..................................................  0.10%
      International Small Cap..........................................  0.30%
      Emerging Markets Equity..........................................  0.16%
      Asia Growth......................................................  0.24%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" for the Service Shares of the International Equity and Asia Growth funds for the fiscal year ended January 31, 1998, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      International Equity...................................   0.25%    1.75%
      Asia Growth............................................   0.26%    1.76%

In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Service Shares of the CORE International
Equity, Emerging Markets, Japanese Equity and International Small Cap Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      CORE International Equity..............................   0.86%    2.21%
      Emerging Markets Equity................................   0.82%    2.52%
      Japanese Equity........................................   1.47%    2.97%
      International Small Cap................................   0.52%    2.22%

/5/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
CORE International Equity Fund................  $15     $47     n/a      n/a
International Equity Fund.....................  $16     $50    $ 87     $190
Japanese Equity...............................  $15     $47     n/a      n/a
International Small Cap.......................  $19     $60     n/a      n/a
Emerging Markets Equity Fund..................  $18     $57     n/a      n/a
Asia Growth Fund..............................  $16     $50    $ 87     $190

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by
             , independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer shares of the Japanese Equity and International Small Cap Funds. Accordingly, there are no financial highlights for these Funds or Classes.

-----------------------------------------------------------------------------------------------------------------------------------
                            INCOME (LOSS) FROM                       DISTRIBUTIONS TO
                         INVESTMENT OPERATIONS(G)                      SHAREHOLDERS
            --------------------------------------------------    -----------------------
                                                                               FROM NET
                                                NET REALIZED                   REALIZED
                             NET REALIZED      AND UNREALIZED                  GAIN ON
  NET ASSET                 AND UNREALIZED     GAIN (LOSS) ON        FROM    INVESTMENT,         NET          NET ASSET
   VALUE,        NET        GAIN (LOSS) ON        FOREIGN            NET      OPTION AND      INCREASE         VALUE,
  BEGINNING  INVESTMENT      INVESTMENTS,     CURRENCY RELATED    INVESTMENT   FUTURES    (DECREASE) IN NET    END OF
  OF PERIOD INCOME (LOSS) OPTIONS AND FUTURES   TRANSACTIONS        INCOME   TRANSACTIONS    ASSET VALUE       PERIOD
  --------- ------------- ------------------- ----------------    ---------- ------------ -----------------   ---------
                                 CORE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           RATIOS ASSUMING
                                                                         NO VOLUNTARY WAIVER
                                                                              OF FEES OR
                                                                         EXPENSE LIMITATIONS
                                                                       ------------------------

                                                          RATIO OF                  RATIO OF
                                   NET     RATIO OF         NET                        NET
                                ASSETS AT     NET        INVESTMENT     RATIO OF   INVESTMENT
           PORTFOLIO  AVERAGE    END OF   EXPENSES TO INCOME (LOSS) TO  EXPENSES  INCOME (LOSS)
   TOTAL   TURNOVER  COMMISSION  PERIOD   AVERAGE NET   AVERAGE NET    TO AVERAGE  TO AVERAGE
 RETURN(A)   RATE     RATE(F)   (IN 000S)   ASSETS         ASSETS      NET ASSETS  NET ASSETS
 --------- --------- ---------- --------- ----------- ---------------- ---------- -------------
                                 CORE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

                            INCOME (LOSS) FROM                     DISTRIBUTIONS TO
                         INVESTMENT OPERATIONS(G)                    SHAREHOLDERS
            --------------------------------------------------  -----------------------
                                                                             FROM NET
                                                NET REALIZED                 REALIZED
                             NET REALIZED      AND UNREALIZED                GAIN ON
  NET ASSET                 AND UNREALIZED     GAIN (LOSS) ON      FROM    INVESTMENT,         NET        NET ASSET
   VALUE,        NET        GAIN (LOSS) ON        FOREIGN          NET      OPTION AND      INCREASE       VALUE,
  BEGINNING  INVESTMENT      INVESTMENTS,     CURRENCY RELATED  INVESTMENT   FUTURES    (DECREASE) IN NET  END OF
  OF PERIOD INCOME (LOSS) OPTIONS AND FUTURES   TRANSACTIONS      INCOME   TRANSACTIONS    ASSET VALUE     PERIOD
  --------- ------------- ------------------- ----------------  ---------- ------------ ----------------- ---------
                                   INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                             RATIOS ASSUMING
                                                                           NO VOLUNTARY WAIVER
                                                                                OF FEES OR
                                                                           EXPENSE LIMITATIONS
                                                                         ------------------------

                                                            RATIO OF                  RATIO OF
                                     NET     RATIO OF         NET                        NET
                                  ASSETS AT     NET        INVESTMENT     RATIO OF   INVESTMENT
             PORTFOLIO  AVERAGE    END OF   EXPENSES TO INCOME (LOSS) TO  EXPENSES  INCOME (LOSS)
     TOTAL   TURNOVER  COMMISSION  PERIOD   AVERAGE NET   AVERAGE NET    TO AVERAGE  TO AVERAGE
   RETURN(A)   RATE     RATE(F)   (IN 000S)   ASSETS         ASSETS      NET ASSETS  NET ASSETS
   --------- --------- ---------- --------- ----------- ---------------- ---------- -------------
                                   INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                      INCOME (LOSS) FROM             DISTRIBUTIONS TO
                   INVESTMENT OPERATIONS(G)            SHAREHOLDERS
            -------------------------------------- ---------------------
                                          NET
                                      REALIZED AND
                                       UNREALIZED
                                        GAIN ON                              NET
  NET ASSET    NET      NET REALIZED    FOREIGN       FROM    IN EXCESS   INCREASE   NET ASSET
   VALUE,   INVESTMENT AND UNREALIZED   CURRENCY      NET       OF NET   (DECREASE)   VALUE,             PORTFOLIO  AVERAGE
  BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   IN NET     END OF     TOTAL   TURNOVER  COMMISSION
  OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   ASSET VALUE  PERIOD   RETURN(A)   RATE     RATE(F)
  --------- ---------- -------------- ------------ ---------- ---------- ----------- --------- --------- --------- ----------
                                                         ASIA GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                RATIOS ASSUMING
                                                              NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                              EXPENSE LIMITATIONS
                                                            ------------------------
                                                                         RATIO OF
     NET     RATIO OF                                                       NET
  ASSETS AT     NET                  RATIO OF                RATIO OF   INVESTMENT
   END OF   EXPENSES TO                 NET                  EXPENSES  INCOME (LOSS)
   PERIOD   AVERAGE NET             INVESTMENT              TO AVERAGE  TO AVERAGE
   (000'S)    ASSETS    INCOME (LOSS) TO AVERAGE NET ASSETS NET ASSETS  NET ASSETS
  --------- ----------- ----------------------------------- ---------- -------------
                                                         ASIA GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------

                      INCOME (LOSS) FROM             DISTRIBUTIONS TO
                   INVESTMENT OPERATIONS(G)            SHAREHOLDERS
            -------------------------------------- ---------------------
                                          NET
                                      REALIZED AND
                                       UNREALIZED
                                        GAIN ON                              NET
  NET ASSET    NET      NET REALIZED    FOREIGN       FROM    IN EXCESS   INCREASE   NET ASSET
   VALUE,   INVESTMENT AND UNREALIZED   CURRENCY      NET       OF NET   (DECREASE)   VALUE,             PORTFOLIO  AVERAGE
  BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   IN NET     END OF     TOTAL   TURNOVER  COMMISSION
  OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   ASSET VALUE  PERIOD   RETURN(A)   RATE     RATE(F)
  --------- ---------- -------------- ------------ ---------- ---------- ----------- --------- --------- --------- ----------
                                                   EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                RATIOS ASSUMING
                                                              NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                              EXPENSE LIMITATIONS
                                                            ------------------------
                                                                         RATIO OF
     NET     RATIO OF                                                       NET
  ASSETS AT     NET                  RATIO OF                RATIO OF   INVESTMENT
   END OF   EXPENSES TO                 NET                  EXPENSES  INCOME (LOSS)
   PERIOD   AVERAGE NET             INVESTMENT              TO AVERAGE  TO AVERAGE
   (000'S)    ASSETS    INCOME (LOSS) TO AVERAGE NET ASSETS NET ASSETS  NET ASSETS
  --------- ----------- ----------------------------------- ---------- -------------
                                                   EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Growth Style Funds. The International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining a risk profile similar to EAFE Index. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio comprised of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed income securities.

 JAPANESE EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed income securities.

 INTERNATIONAL SMALL CAP FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economics which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion and in fixed income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers and (ii) equity and fixed income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.

                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or enters into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  Each Fund may invest in fixed income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investor's Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependant upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Advisers the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights, (ii) currency swaps, (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts,
(iv) unseasoned companies and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging

Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages, a strong currency and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's (other than the

Japanese Equity and International Small Cap Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the Japanese Equity and International Small Cap Funds will generally not exceed 50%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990
and registered as an investment adviser in 1991. As of        , 1998, GSAM,
and GSAMI, together with their affiliates, acted as investment adviser or
distributor for assets in excess of $   billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Advisers will haveaccess to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense

(a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
      --------------        -------------------         -----------     ----------------------------
  Robert Beckwitt            Portfolio Manager             Since      Mr. Beckwitt joined the
   Vice President            Emerging Markets Equity       1997       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was Chief Investment
                                                                      Strategist--Portfolio
                                                                      Advisory at Fidelity
                                                                      Investments.
----------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett       Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President            International Equity,         1997       Investment Adviser in
                             Japanese Equity               1998       1996 and is also co-head
                                                                      of the Japanese Equity
                                                                      Group in
                                                                      Tokyo. Prior to 1996, he
                                                                      spent 12
                                                                      years at CINMAN.
----------------------------------------------------------------------------------------------------
  Kent A. Clark              Portfolio Manager--           Since      Mr. Clark joined the
   Vice President            CORE International Equity     1997       Investment
                                                                      Adviser in 1992. Prior
                                                                      to 1992, he
                                                                      was studying for a Ph.D.
                                                                      in finance
                                                                      at the University of
                                                                      Chicago.
----------------------------------------------------------------------------------------------------
  Ivor H. Farman             Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director        International Equity          1996       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was responsible for
                                                                      originating and
                                                                      marketing French equity
                                                                      ideas at
                                                                      Exane in Paris.
----------------------------------------------------------------------------------------------------
  James P. Hordern           Portfolio Manager--           Since      Mr. Hordern joined the
   Executive Director        International Small Cap       1998       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      was an Assistant
                                                                      Director and portfolio
                                                                      manager at Mercury Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Robert C. Jones            Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director         CORE International Equity     1997       Investment Adviser in
                                                                      1989.
  Alice Lui                  Portfolio Manager--           Since      Ms. Lui joined the
   Vice President            Asia Growth                   1994       Investment Adviser in
                                                                      1990.
----------------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi     Portfolio Manager--           Since      Mr. Lunghi joined the
   Executive Director        International Equity          1996       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was at CINMan for five
                                                                      years.
----------------------------------------------------------------------------------------------------
  Shogo Maeda                Portfolio Manager--           Since      Mr. Maeda joined the
   Managing Director         International Equity          1994       Investment Adviser in
                             International Small Cap       1998       1994. Prior to 1994, he
                             Japanese Equity               1998       worked at Nomura
                                                                      Investment Management
                                                                      Incorporated and for a
                                                                      period at Manufacturers
                                                                      Hanover Bank in New
                                                                      York.
----------------------------------------------------------------------------------------------------
  Warwick M. Negus           Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director         Asia Growth                   1994       Investment Adviser in
                             Portfolio Manager--                      1994. Prior to 1994, he
                             International Equity          1994       was a vice president of
                             Emerging Markets Equity       1997       Bankers Trust Australia
                             International Small Cap       1998       Ltd.
----------------------------------------------------------------------------------------------------
  Victor H. Pinter           Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President            CORE International Equity     1997       Investment Adviser in
                                                                      1990.
----------------------------------------------------------------------------------------------------
  Ramakrishna Shanker        Portfolio Manager--           Since      Mr. Shanker joined the
   Vice President            Asia Growth                   1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      worked for the
                                                                      Investment Banking
                                                                      Division of Goldman,
                                                                      Sachs & Co. in
                                                                      Singapore.

                                      YEARS
                                      PRIMARILY
  NAME AND TITLE  FUND RESPONSIBILITY RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  --------------- ------------------- ----------- -------------------------------
  Takeya Suzuki   Portfolio              Since    Mr. Suzuki joined the
   Vice President Manager--              1998     Investment Adviser in 1996.
                  Japanese Equity                 Prior to 1996, he was a
                                                  portfolio manager at Nomura
                                                  Investment Management.
----------------------------------------------------------------------------------
  Karma Wilson    Portfolio              Since    Ms. Wilson joined the
   Vice President Manager--              1995     Investment Adviser in 1994.
                  Asia Growth            1997     Prior to 1994, she was an
                  International                   investment analyst with Bankers
                  Equity                          Trust Australia Ltd. Before
                                                  1992 she was employed by Arthur
                                                  Andersen LLP.


  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
                                                      RATE*    JANUARY 31, 1998*
                                                   ----------- -----------------
     GSAM
     CORE International Equity ...................    0.85%          0.75%
     GSAMI
     International Equity.........................    1.00%          0.89%
     Japanese Equity..............................    1.00%            n/a
     International Small Cap......................    1.20%            n/a
     Emerging Markets Equity......................    1.20%          1.10%
     Asia Growth..................................    1.00%          0.86%

---------------------

*All numbers are annualized. With respect to the International Equity and Asia Growth Funds, a Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreements and is identical to the aggregate advisory and administration fees payable by each Fund under the previous separate investment advisory (including subadvisory in the case of International Equity Fund) and administration agreements. For the fiscal year ended January 31, 1998, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than the CORE

International Equity, Japanese Equity and International Small Cap Funds to the extent such expenses exceed 0.25%, 0.20%, 0.10%, 0.30%, 0.16% and 0.24% per annum of the average daily net assets of the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the International Equity and Asia Growth Funds with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Emerging Markets Equity Fund equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Fund. Goldman Sachs is entitled to receive a fee from the CORE International Equity, Japanese Equity and International Small Cap Funds, with respect to Institutional and Service shares, equal to their proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents) applicable to Class A, B and C shares plus 0.04% of the average daily net assets of the Institutional and Service classes.

                                 EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation, the fees payable to the Investment Advisers, distribution and authorized dealer service fees, custodial and transfer agency fees, brokerage fees and commissions, filing fees for the registration or qualification of the Fund's shares under federal or state securities laws, organizational expenses, fees and expenses incurred in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser with respect to the Funds), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities, compensation and expenses of the Trust's "non-interested" Trustees and extraordinary organizational expenses, if any, incurred by the Trust.

                             NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which are based on the net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Each Fund's total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the Japanese Equity, International Small Cap and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  As of February 1, 1998, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 59.3% of Mid Cap Equity Fund's outstanding shares. As of the same date, Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 27.9% of CORE Large Cap Growth Fund's outstanding shares. As of the same date, The Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004, was recordholder of 29.9% CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the capital gain. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied.

For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES


  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their custom-ers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, process-ing orders to purchase, redeem or exchange Service Shares for customers, re-sponding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  Normally, purchase, exchange and redemption orders processed by a Service Organization on behalf of its customers will not be effective until received by Goldman Sachs as described herein. The Trust may, however, authorize certain Service Organizations that provide recordkeeping, reporting and processing services to qualified employee benefit plans to accept on the Trust's behalf orders placed by such plans and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form from a plan when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. An employee benefit plan may contact its Service Organization to learn whether the Service Organization is authorized to accept orders.

  For the fiscal year ended January 31, 1998, the Trust paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares outstanding during the period.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Serv-ice Organizations for their services with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organi-zation under a Service Agreement and may affect the return earned on an invest-ment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursu-ant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Service Shares.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each trans-action.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually.


  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                           PURCHASE OF SERVICE SHARES


  Customers of Service Organizations may invest in Service Shares only through Service Organizations. Service Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a de-scription of limited situations where a Service Organization or other interme-diary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, each Fund's net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Fund must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs International Equity Funds--Name of Fund and Class of shares" and should be directed to "Goldman Sachs International Equity Funds--Name of Fund and Class of shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Funds reserve the right to redeem Service Shares of any Service Organiza-tion whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's ac-count falls below the minimum account balance solely as a result of market con-ditions. The Trust will give sixty (60) days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for ex-ample, when a purchaser or group of purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE


  Service Shares of the Funds may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and des-ignated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds--Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previ-ously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be dif-ficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund received in the ex-change. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where ex-changes may legally be made. The exchange privilege may be modified or with-drawn at any time on sixty (60) days' written notice to recordholders of Serv-ice Shares and is subject to certain limitations. See "Purchase of Service Shares."


                          REDEMPTION OF SERVICE SHARES


  The Funds will redeem their Service Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after the receipt of such request in proper form by Goldman Sachs from a Service Or-ganization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept requests for the Funds.) If Service Shares to be redeemed were recently pur-chased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the pur-chase of such Service Shares. This may take up to fifteen (15) days. Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Infor-mation Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares, or if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

                                  APPENDIX



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPROSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONALEQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



GOLDMAN
SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS



                             SUBJECT TO COMPLETION
                               FEBRUARY 13, 1998

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES

                          GOLDMAN SACHS BALANCED FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                    GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                  GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS SMALL CAP VALUE FUND
                       GOLDMAN SACHS JAPANESE EQUITY FUND
                   GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                   (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)

                               One New York Plaza
                            New York, New York 10004

  This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the prospectus for the Class A Shares, Class B Shares and Class C Shares of Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Real Estate Securities Fund dated ______________, 1998 (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

                               TABLE OF CONTENTS
                                                                Page
                                                                ----

Introduction..................................................  B-3
Investment Policies...........................................  B-4
Investment Restrictions.......................................  B-28
Management....................................................  B-30
Portfolio Transactions and Brokerage..........................  B-43
Net Asset Value...............................................  B-48
Performance Information.......................................  B-49
Shares of the Trust...........................................  B-57
Taxation......................................................  B-60
Financial Statements..........................................  B-65
Other Information.............................................  B-65
Distribution and Authorized Dealer Service Plans..............  B-66
Other Information Regarding Maximum Sales Charge, Purchases,
  Redemptions, Exchanges and Dividends........................  B-72
Appendix A:...................................................  1-A
Appendix B:...................................................  1-B


       The date of this Additional Statement is __________________, 1998.

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.               GOLDMAN, SACHS & CO.
Adviser to:                                        Distributor
Goldman Sachs CORE U.S. Equity Fund                85 Broad Street
Goldman Sachs Capital Growth Fund                  New York, New York 10004
One New York Plaza
New York, New York 10004

GOLDMAN SACHS ASSET MANAGEMENT                     GOLDMAN SACHS ASSET MANAGEMENT
Adviser to:                                        INTERNATIONAL
Goldman Sachs Balanced Fund                        Adviser to:
Goldman Sachs Growth and Income Fund               Adviser to:
Goldman Sachs CORE Large Cap Growth Fund           Goldman Sachs International Equity Fund
Goldman Sachs CORE Small Cap Equity Fund           Goldman Sachs Japanese Equity Fund
Goldman Sachs CORE International Equity Fund       Goldman Sachs International Small Cap Fund
Goldman Sachs Mid Cap Equity Fund                  Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Mid Cap Equity Fund                  Goldman Sachs Asia Growth Fund
Goldman Sachs Small Cap Value Fund                 133 Peterborough Court
Goldman Sachs Real Estate Securities Fund          London, England EC4A 2BB
One New York Plaza
New York, New York  10004

GOLDMAN, SACHS & CO.
Transfer Agent
4900 Sears Tower
Chicago, Illinois 60606

                         Toll free.......800-526-7384

                                 INTRODUCTION

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Japanese Equity Fund ("Japanese Equity Fund"), Goldman Sachs International Small Cap Fund ("International Small Cap Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

  The Funds except the Japanese Equity, International Small Cap, CORE Large Cap Growth, CORE International, CORE Small Cap Equity and Emerging Markets Equity Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, CORE Small Cap Equity Fund, CORE International Equity Fund, Capital Growth Fund, International Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds currently offer five classes of shares:
Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

  Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are sometimes referred to collectively herein as the "Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

  The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies. There is no assurance that each Fund will achieve its objective.

                                 INVESTMENT POLICIES

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
-------------

  The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

  Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK

  GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

  GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

  A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

  MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

  ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers -those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality -is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

  YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE
-----------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------

Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

  The investment strategy of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's gross income for its taxable year be derived from the sale or other disposition of stocks or securities or certain other investments (generally including options and futures contracts) held for less than three months.

  Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) in order to keep a Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

  THE MULTIFACTOR MODEL. The Multifactor Model is a rigorous computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

  Because it includes many disparate factors, the Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

  The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
-------------------------

  International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia."

  A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because International Equity Fund is a long-term holder of stocks, the portfolio managers adjust International Equity Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

  Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

  Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

  GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

  The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
--------------------------

  Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

  An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

  The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap

Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

  Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

  Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

  Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
-----------------

  A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
-------------------------------------

  The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
------------------

  Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Municipal Securities
--------------------

  Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
--------------------------

  GENERAL CHARACTERISTICS. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

  The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

  GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

  A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

  GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

  FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

  Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

  FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

  Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

  The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

  MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE U.S. Equity , CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); the is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

  The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

  DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

  Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

  Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of
    --------
the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of such mortgage loan
            --------
when paid by the mortgagor in subsequent monthly payments or at maturity.

  RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

  CREDIT ENHANCEMENT. Credit support falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

  SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

  In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

  The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among all
                                                     --------
certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

  ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

  VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

  OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

  Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

  Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

  CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage- backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

  CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

  Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

  A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
--------------------------------

  Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

Asset-Backed Securities
-----------------------

  Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

  Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

  Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

  Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE U.S. Equity and CORE Large Cap Growth Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

  FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

  When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

  Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

  HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

  On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

  OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

  OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

  Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

  Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

  WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

  A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

  Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

  In addition, a written call option or put option may be covered by maintaining cash or liquid assets (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

  A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets with a value equal to the exercise price in a segregated account with its custodian.

  A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

  PURCHASING OPTIONS. Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

  A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

  A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

  A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

  YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

  Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

  Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

  RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

  The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
-----------------------------

  Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

  Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

  Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
------------------

  Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

  Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

  Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

  Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

  Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

  To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

  Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia," below.

  A Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

  INVESTING IN EMERGING MARKETS , INCLUDING ASIA. CORE International Equity, International Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Countries issuers (in the case of International Small Cap, Emerging Markets Equity and International Equity Funds) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth
Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, CORE International Equity, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers; including Emerging Countries issuers. In addition, certain of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Fund's potential investment and management techniques entail special risks. Asia Growth Fund concentrates on companies that the Advisers believe are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. The Advisers believe that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead.

  The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have been relatively attractive. See "Risk Factors" in the Prospectus.

  Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

  Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

  Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

  Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Balanced, CORE International Equity, International Equity, International Small Cap, Emerging Markets

Equity and Asia Growth Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

  Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

  The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

  A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

  INVESTING IN JAPAN. The Japanese Equity Fund Invests in Japan's economy, the second-largest in the world, has grown substantially over the last three decades. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from non-performing loans. Numerous discount-rate cuts since its peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system ad spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

  In addition to the cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.

  While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

  Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and it is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

  Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

  At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

  A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

  Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia

Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

  A Fund's custodian will place cash or liquid assets into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

  While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

  Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

  WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

  A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

  A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

  A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

  A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

  In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

  Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

  SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

  A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

  The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
--------------------------------------------------------------------------
FLOORS AND COLLARS
------------------

  The Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

  A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

  A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

  The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The investment advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

  Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

  Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
----------------------------------

  Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
--------------------------

  A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

  Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange).

  The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

  SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

  The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risk Associated with Options Transactions," involved in the writing of options on securities.

  Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
---------------------

  Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

  For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

  As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

                            INVESTMENT RESTRICTIONS

  The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

  A Fund may not:

          (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

          (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

          (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

          (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

  Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

  In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

  A Fund may not:

     (a) Invest in companies for the purpose of exercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

  Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

Ashok N. Bakhru, 54                   Chairman                  Executive Vice President - Finance and
1325 Ave. of the Americas             & Trustee                 Administration and Chief Financial Officer, Coty
New York, NY  10019                                             Inc. (since April 1996); President, ABN Associates
                                                                (June 1994 through march 1996); Senior Vice
                                                                President of Scott Paper Company (until June
                                                                1994); Director of Arkwright Mutual Insurance
                                                                Company; Trustee of International House of
                                                                Philadelphia; Member of Cornell University
                                                                Council; Trustee of the Walnut Street Theater.

*David B. Ford, 52                    Trustee                   Managing Director, Goldman Sachs (since 1996);
One New York Plaza                                              General Partner, Goldman Sachs (1986-1996);
New York, NY  10004                                             Co-Head of Goldman Sachs Asset Management (since
                                                                December 1994).

*Douglas C. Grip, 36                  Trustee                   Vice President, Goldman Sachs (since May 1996);
One New York Plaza                    & President               President, MFS Retirement Services Inc. of
New York, NY  10004                                             Massachusetts Financial Services (prior thereto).

*John P. McNulty, 44                  Trustee                   Managing Director, Goldman Sachs (since 1996);
One New York Plaza                                              General Partner of Goldman Sachs (1990-1994 and
New York, NY  10004                                             1995-1996); Co-Head of Goldman Sachs Asset
                                                                Management (since November 1995); Limited Partner
                                                                of Goldman Sachs (1994 to November 1995).

Mary P. McPherson, 61                 Trustee                   President of Bryn Mawr College (since 1978);
Taylor Hall                                                     Director of Josiah Macy, Jr., Foundation (since
Bryn Mawr, PA  19010                                            1977); Director of the Philadelphia
                                                                Contributionship (since 1985); Director of Amherst
                                                                College (since 1986); Director of Dayton Hudson
                                                                Corporation (since 1988); Director of the Spenser
                                                                Foundation (since 1993); and member of PNC
                                                                Advisory Board (since 1993).

*Alan A. Shuch, 49                    Trustee                   Limited Partner, Goldman Sachs (since 1994);
One New York Plaza                                              Director and Vice President of Goldman Sachs Funds
New York, NY  10004                                             Management Inc. (from April 1990 to November
                                                                1994); President and Chief Operating Officer, GSAM
                                                                (from September 1988 to November 1994).

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

Jackson W. Smart, 67                  Trustee                   Chairman, Executive Committee, First Commonwealth,
One Northfield Plaza #218                                       Inc. (a managed dental care company, since January
Northfield, IL  60093                                           1996); Chairman and Chief Executive Officer, MSP
                                                                Communications Inc. (a company engaged in radio
                                                                broadcasting) (since November 1988); Director,
                                                                Federal Express Corporation (since 1976); Evanston
                                                                Hospital Corporation (since 1980); First
                                                                Commonwealth, Inc. (since 1988); and North
                                                                American private Equity Group (a venture capital
                                                                fund).

William H. Springer, 68               Trustee                   Vice Chairman and Chief Financial and
701 Morningside Drive                                           Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                          1991) of Ameritech (a telecommunications holding
                                                                company); Director, Walgreen Co. (a retail drug
                                                                store business); Director of Baker, Fentress & Co.
                                                                (a closed-end, non-diversified management
                                                                investment company) (April 1992 to present).

Richard P. Strubel, 58                Trustee                   Managing Director, Tandem Partners, Inc. (since
70 West Madison St., Suite 1400                                 1990); President and Chief Executive Officer,
Chicago, IL  60602                                              Microdot, Inc. (a diversified manufacturer of
                                                                fastening system and connectors) (January 1984 to
                                                                October 1994).

*Scott M. Gilman, 38                  Treasurer                 Director, Mutual Funds Administration, Goldman
One New York Plaza                                              Sachs Asset Management (since April 1994);
New York, NY  10004                                             Assistant Treasurer, Goldman Sachs Funds
                                                                Management, Inc. (since March 1993); Vice
                                                                President, Goldman Sachs (since March 1990).

*John M. Perlowski, 33                Assistant Treasurer       Vice President, Goldman Sachs (since July 1995);
One New York Plaza                                              Director, Investors Bank and Trust (November 1993
New York, NY  10004                                             to July 1995); Audit manager of Arthur Andersen
                                                                LLP (prior thereto).

*John W. Mosior, 59                   Vice President            Vice President, Goldman Sachs and Manager of
4900 Sears Tower                                                Shareholder Servicing of GSAM (since November
Chicago, IL  60606                                              1989).

*Nancy L. Mucker, 48                  Vice President            Vice President, Goldman Sachs (since April 1985);
4900 Sears Tower                                                Manager of Shareholder Servicing of GSAM since
Chicago, IL  60606                                              November 1989).

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

James A. Fitzpatrick, 33              Vice President            Vice President of Goldman Sachs Asset Management
4900 Sears Tower                                                (since April 1997); Vice President and General
Chicago, IL  60606                                              Manager, First Data Corporation - Investor
                                                                Services Group (prior thereto).

*Michael J. Richman, 37               Secretary                 Associate General Counsel of the Mutual Funds
85 Broad Street                                                 Group of Goldman Sachs Asset Management (since
New York, NY  10004                                             December 1997); Associate General Counsel of
                                                                Goldman Sachs Asset Management (February 1994 to
                                                                December 1997).  Vice President and Assistant
                                                                General Counsel of Goldman Sachs (since June
                                                                1992); Counsel to the Funds Group, GSAM (since
                                                                1992); Partner, Hale and Dorr (September 1991 to
                                                                June 1992).

*Howard B. Surloff, 32                Assistant Secretary       Assistant General Counsel, Goldman Sachs Asset
85 Broad Street                                                 Management and Associate General Counsel to the
New York, NY  10004                                             Funds Group (since December 1997); Assistant
                                                                General Counsel and Vice President, Goldman Sachs
                                                                (since November 1993 and May 1994, respectively);
                                                                Associate of Shereff, Friedman, Hoffman & Goodman
                                                                (prior thereto).

*Valerie A. Zondorak,32               Assistant Secretary       Vice President, Goldman Sachs (since March 1997);
85 Broad Street                                                 Assistant General Counsel, Goldman Sachs Asset
New York, NY  10004                                             Management and Assistant General Counsel to the
                                                                Funds Group (since December, 1997), Associate of
                                                                Shereff, Friedman, Hoffman, & Goodman (prior
                                                                thereto).

*Steven E. Hartstein, 34              Assistant Secretary       Legal Products Analyst, Goldman Sachs (June 1993
85 Broad Street                                                 to present); Funds Compliance Officer, Citibank
New York, NY  10004                                             Global Asset Management (August 1991 to June 1993).

*Deborah Farrell, 26                  Assistant Secretary       Administrative Assistant, Goldman Sachs (January
85 Broad Street                                                 1996 to present); Secretary, Goldman Sachs
New York, NY  10004                                             (January 1994 to January 1996); Secretary, Cleary,
                                                                Gottlieb, Steen and Hamilton (September 1990 to
                                                                January 1994).

*Kaysie P. Uniacke, 37                Assistant Secretary       Managing Director (since November 1997); Vice
One New York Plaza                                              President and Senior Portfolio Manager, Goldman
New York, NY  10004                                             Sachs Asset Management (1988 to present).

*Elizabeth D. Anderson, 28            Assistant Secretary       Portfolio Manager, GSAM (April 1996 to present);
One New York Plaza                                              Junior Portfolio Manager, Goldman Sachs Asset
New York, NY  10004                                             Management (1995 to April 1996); Funds Trading
                                                                Assistant, GSAM (1993 - 1995); Compliance Analyst,
                                                                Prudential Insurance (1991 through 1993).

     As of February1, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

[TO BE UPDATED]

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1998:


                              Aggregate Compensation    Pension or Retirement Benefits     Total Compensation from Goldman Sachs
    Name of Trustee              from the Funds**     Accrued as Part of Funds' Expenses    Mutual Funds (including the Funds)*
    ---------------              ----------------     ----------------------------------    ----------------------------------
Ashok N. Bakhru                  _________                             0                                  __________
David B. Ford                            0                             0                                           0
Douglas C. Grip                          0                             0                                           0
John P. McNulty                          0                             0                                           0
Mary P. McPhearson                       0                             0                                           0
Alan A. Shuch                            0                             0                                           0
Jackson W. Smart                 _________                             0                                  __________
William H. Springer              _________                             0                                  __________
Richard P. Strubel               _________                             0                                  __________


______________

     *    The Goldman Sachs Funds consisted of __ mutual funds on January 31,
          1998.

     ** Effective May 1, 1997, the Funds were reorganized from series of Goldman Sachs Equity Portfolios, Inc. (the "Corporation") into the Trust. The amounts shown in the column reflect compensation paid to the Trustees by the Corporation.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, the Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories:
Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets.
Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

     Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

     The Japanese Equity and International Small Cap Funds' management agreement were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement on January 28, 1998. The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 30, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Japanese Equity, International Small Cap and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Growth Fund approved these arrangements on April 30, 1997. The sole shareholders of the CORE Small Cap Equity and CORE International Equity Funds approved these arrangements on August 13, 1997. The sole shareholder of the Japanese Equity and the International Small Cap Funds approved these arrangements on _______, 1998. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly of such Fund's average daily net assets. In addition, the Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

                                            Management          Management
                                            With Fee            Without Fee
Fund                                        Limitations         Limitations
----                                        -----------         -----------
GSAM

Balanced Fund                               0.65%               0.65%
Growth and Income Fund                      0.70%               0.70%
CORE Large Cap Growth Fund                  0.60%               0.75%
CORE Small Cap Equity Fund                  0.75%               0.85%
CORE International Equity Fund              0.75%               0.85%
Mid Cap Equity Fund                         0.75%               0.75%
Small Cap Value Fund                        1.00%               1.00%
Real Estate Securities Fund                 N/A                 N/A


GSFM
CORE U.S. Equity Fund                       0.59%               0.75%
Capital Growth Fund                         1.00%               1.00%

GSAMI
International Equity Fund                   0.89%               1.00%
Japanese Equity Fund                        0.90%               1.00%
International Small Cap Fund                1.10%               1.20%
Emerging Markets Equity Fund                1.10%               1.20%
Asia Growth Fund                            0.86%               1.00%

     GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

     For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows:

                                                         1998               1997                 1996
                                                         ====               ====                 ====

Balanced Fund                                         $                 $   402,183          $   193,041
Growth and Income Fund                                                    3,541,318            2,225,553
CORE U.S. Equity Fund                                                     1,667,381/3/           817,563/3/
CORE Large Cap Growth Fund/1/                                                   N/A                  N/A
CORE Small Cap Equity Fund/1/                                                   N/A                  N/A
CORE International Equity Fund/1/                                               N/A                  N/A
Capital Growth Fund                                                       8,697,265            9,335,745
Mid Cap Equity Fund                                                         964,945              489,043
International Equity Fund                                                 4,124,076/3/         2,794,872/2/
Small Cap Value Fund                                                      2,130,703            2,908,839
Japanese Equity Fund/4/                                 N/A                     N/A                  N/A
International Small Cap Fund/4/                         N/A                     N/A                  N/A
Emerging Market Equity Fund/1/                                                  N/A                  N/A
Asia Growth Fund                                                          2,221,857/3/         1,563,641/2/
Real Estate Securities Fund/4/                          N/A                     N/A                  N/A

----------------------------

1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, December 15, 1997.
2 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.59%, 0.89% and 0.86%, respectively of CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets.

3 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.59%, 0.89% and 0.86%, respectively, of the CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets. For the fiscal year ended January 31, 1996, had limitations not been in effect, CORE U.S. Equity Fund would have paid $1,019,639 in investment management fees. For the fiscal year ended January 31, 1997, had limitations not been in effect, CORE U.S. Equity, International Equity and Asia Growth Funds would have paid $2,119,552, $4,638,203 and $2,583,555, respectively, in investment management fees. For the fiscal year ended January 31, 1998, had limitation not been in effect __________ Funds would have paid ___________ respectively, in investment management fees.
4  Not Operational.

     Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advisers; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal year ended January 31, 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1996 and 1997.

     Goldman Sachs retained the following commissions on sales of Class A, Class B and Class C Shares during the following periods:

                                                                        1998              1997                1996
                                                                        ====              ====                ====

Balanced Fund                                                                             $  94,000            $ 28,000
Growth and Income Fund                                                                      555,000             771,000
CORE U.S. Equity Fund                                                                       380,000             108,000
CORE Large Cap Growth Fund/1/                                                                   N/A                 N/A
CORE Small Cap Equity Fund/1/                                                                   N/A                 N/A
CORE International Equity Fund/1/                                                               N/A                 N/A
Capital Growth Fund                                                                         323,000             523,000
International Equity Fund                                                                 1,563,000             211,000
Small Cap Value Fund                                                                        219,000             202,000
Japanese Equity Fund/2/                                                 N/A                     N/A                 N/A
International Small Cap Fund/2/                                         N/A                     N/A                 N/A
Emerging Market Equity Fund/1/                                                                  N/A                 N/A
Asia Growth Fund                                                                          1,397,000             507,000
Real Estate Securities Fund/2/                                                                  N/A                 N/A

---------------

1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997,
     respectively.

2    Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence for transfer agency services performed were as follows:

                                              Class A, B & C       Class A & B            Class A
                                                   1998                1997                 1996
                                                   ====                ====                 ====

Balanced Fund                                                          $148,576              $ 72,067
Growth and Income Fund                                                  870,527               542,671
CORE U.S. Equity Fund                                                   319,246               103,682
CORE Large Cap Growth Fund/1/                                               N/A                   N/A
CORE Small Cap Equity Fund/1/                                               N/A                   N/A
CORE International Equity Fund/1/                                           N/A                   N/A
Capital Growth Fund                                                     908,310               549,844
International Equity Fund                                               586,243               129,313
Small Cap Value Fund                                                    511,883               254,292
Japanese Equity Fund/2/                              N/A                    N/A                   N/A
International Small Cap Fund/2/                      N/A                    N/A                   N/A
Emerging Markets Equity Fund/1/                                             N/A                   N/A
Asia Growth Fund                                                        385,114               192,097
Real Estate Securities Fund/2/                                              N/A                   N/A

                                 Institutional Shares             Service Shares         Institutional Shares
                                 1998            1997           1998          1997              1996
                                 ====            ====           ====          ====              ====
Balanced Fund/1/                              $   N/A                       $  N/A         $     N/A
Growth and Income Fund                             15                          488               N/A
CORE U.S. Equity Fund/3/                          N/A                          N/A            11,571
CORE Large Cap Growth Fund/1/                     N/A                          N/A               N/A
CORE Small Cap Equity Fund/1/                     N/A                          N/A               N/A
CORE International Equity                         N/A                          N/A               N/A
 Fund/1/
Capital Growth Fund/1/                            N/A                          N/A               N/A
Mid Cap Equity Fund/1/                         51,464                          N/A            26,082
International Equity Fund/3/                      N/A                          N/A               N/A
Small Cap Value Fund/1/                           N/A                          N/A               N/A
Japanese Equity Fund/2/                           N/A                          N/A               N/A
International Small Cap Fund/2/                   N/A                          N/A               N/A
Emerging Markets Equity Fund/1/                   N/A                          N/A               N/A
Asia Growth Fund/3/                               N/A                          N/A               N/A
Real Estate Securities Fund/2/                    N/A                          N/A               N/A

---------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.

2  Not Operational.

3  Contractually set to 0.


  The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.


EXPENSES
========

  Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer, service and administration plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer, service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

  The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                 Other
                                                Expenses
                                                --------
    Balanced Fund                                0.10%
    Growth and Income Fund                       0.11%
    CORE U.S. Equity Fund                        0.06%
    CORE Large Cap Growth Fund                   0.05%
    CORE Small Cap Equity Fund                   0.20%
    CORE International Equity Fund               0.25%
    Mid Cap Equity Fund                          0.10%
    International Equity Fund                    0.20%
    Japanese Equity Fund                         0.10%
    International Small Cap Fund                 0.30%
    Emerging Markets Equity Fund                 0.16%
    Asia Growth Fund                             0.24%

  Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

  Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

  For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:


                                               1998               1997                1996
                                               ====               ====                ====
Balanced Fund                                                   $319,552             $192,405
Growth and Income Fund                                                 0                    0
CORE U.S. Equity Fund                                            104,833              110,581
CORE Large Cap Growth Fund/1/                                        N/A                  N/A
CORE Small Cap Equity Fund/1/                                        N/A                  N/A
CORE International Equity Fund/1/                                    N/A                  N/A
Capital Growth Fund                                                  N/A                  N/A
Mid Cap Equity Fund                                               72,441               85,515
International Equity Fund                                        144,265                  N/A
Small Cap Value Fund                                                 N/A                  N/A
Japanese Equity Fund/2/                           N/A                N/A                  N/A
International Small Cap Fund/2/                   N/A                N/A                  N/A
Emerging Markets Equity Fund/1/                                      N/A                  N/A
Asia Growth Fund                                                  50,407                    0
Real Estate Securities Fund/2/                                       N/A                  N/A

---------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.
2  Not operational.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     _____________, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, ______________ prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:

                                                      Total        Total      Brokerage
                                                    Brokerage    Amount of   Commissions
                                         Total     Commissions  Transaction     Paid
                                       Brokerage     Paid to     on which    to Brokers
                                      Commissions  Affiliated   Commissions   Providing
                                         Paid        Persons       Paid       Research
                                      ===========  ===========  ===========  ===========
Fiscal Year Ended
January 31, 1998:

Balanced Fund
Growth and Income Fund
CORE U.S. Equity Fund
CORE Large Cap Growth Fund
CORE Small Cap Equity Fund
CORE International Equity Fund
Capital Growth Fund
Mid Cap Equity Fund
International Equity Fund
Small Cap Value Fund
Emerging Markets Equity Fund
Asia Growth Fund
Real Estate Securities Fund

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                               Total              Total         Brokerage
                                                             Brokerage          Amount of      Commissions
                                                Total       Commissions        Transaction        Paid
                                              Brokerage       Paid to           on which       to Brokers
                                             Commissions     Affiliated        Commissions      Providing
                                                Paid          Persons             Paid          Research
                                             ===========  ================  =================  ===========
Fiscal Year Ended
January 31, 1997:
Balanced Fund                                 $   62,072  $  5,112 (8%)/1/  $ 1,057,742(15%)/2/    $     0
Growth and Income Fund                           779,396    77,587(10%)/1/    13,310,208(9%)/2/          0
CORE U.S. Equity Fund                            279,620          0(0%)/1/     6,706,824(0%)/2/          0
CORE Large Cap Growth Fund/3/                        N/A               N/A                  N/A        N/A
CORE Small Cap Equity Fund/3/                        N/A               N/A                  N/A        N/A
CORE International Equity Fund/3/                    N/A               N/A                  N/A        N/A
Capital Growth Fund                            1,460,140   304,052(21%)/1/    29,920,578(1%)/2/     42,039
Mid Cap Equity Fund                              364,294     22,134(6%)/1/     6,655,100(7%)/2/          0
International Equity Fund                      1,529,436             0(0%)    48,059,958(0%)/2/          0
Small Cap Value Fund                             758,205     36,087(5%)/1/    16,439,842(1%)/2/          0
Emerging Markets Equity Fund/3/                      N/A               N/A                  N/A        N/A
Asia Growth Fund                               1,554,313     50,624(3%)/1/   102,609,295(4%)/2/          0
Real Estate Securities Fund/3/                       N/A               N/A                  N/A        N/A

                                                              Total                Total               Brokerage
                                                            Brokerage            Amount of            Commissions
                                                Total      Commissions          Transaction              Paid
                                              Brokerage      Paid to              on which            to Brokers
                                             Commissions    Affiliated          Commissions            Providing
                                                Paid         Persons                Paid               Research
                                                ====         =======                ====               ========
Fiscal Year Ended
January 31, 1996:
Balanced Fund                                 $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                           841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE U.S. Equity Fund                            121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3/                        N/A               N/A                     N/A          N/A
CORE Small Cap Equity Fund/3/                        N/A               N/A                     N/A          N/A
CORE International Equity Fund/3/                    N/A               N/A                     N/A          N/A
Capital Growth Fund                            1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                              315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund                      1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                             690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
Emerging Markets Equity Fund/3/                      N/A               N/A                     N/A          N/A
Asia Growth Fund                               1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/3/                       N/A               N/A                     N/A          N/A


----------------------------

1  Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3  Not operational.

During the fiscal year ended January 31, 1998, the Trust acquired and sold securities of its regular broker-dealers: all brokers below and JP Morgan. As of January 31, 1998, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

[TO BE UPDATED]

Fund                          Broker/Dealer             Amount
----                          -------------             ------

Balanced Fund

Growth and Income Fund

Core US Equity Fund

Capital Growth Fund

Mid Cap Equity Fund

Small Cap Value Fund



                                 NET ASSET VALUE

  Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

  In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

  Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) debt securities will be valued using a pricing service approved by the Trustees if such prices are believed by the investment adviser to accurately represent market value; (c) overnight repurchase agreements will be valued by the investment adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least two dealers or, for term repurchase agreements, recognized counterparties; (e) debt securities with a remaining maturity of 60 days or less are valued by the investment adviser at amortized cost, which the Trustees have determined to approximate fair value; (e) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (i) all other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation. If accurate quotations are not readily available, such contracts will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank. If broker quotes are used, the portfolio manager/trader will identify one independent unaffiliated broker from whom the custodian bank will obtain prices daily and another independent unaffiliated broker from whom the custodian bank will obtain quotes at least weekly. The custodian bank will promptly notify the portfolio manager/trader and a member of the GSAM Valuation Committee or a designee thereof of any deviations equal to or greater than 3% between the weekly quote and the daily quotes for the date that the weekly quotes were obtained. The investment adviser will promptly provide instructions to the custodian bank. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation.

  Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

  The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.


                                 PERFORMANCE INFORMATION

  A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

  Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

  Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

  Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

  From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements;
(j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000
Index -Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (t) the FT-Actuaries Europe and Pacific Index; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; and (w) information produced by Micropal, Inc.. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

  Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


     . cost associated with aging parents;

     . funding a college education (including its actual and estimated cost);

     . health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     . the benefits of international and emerging market investments;

     . the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     . performance of securities markets of specific countries and regions; and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to

Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                                                                    Assuming no
                                                                                                                     voluntary
                                                                                                                 waiver of fees and
                                                                                                                     no expense
                                                                                                                  reimbursements
                                                                                                               --------------------
                                                                                  Assumes     Assumes           Assumes     Assumes
                                                                                  5.5% sales  no sales          5.5% sales  no sale
Fund                           Class          Time Period                         charge      charge            charge      charge
----                           -----          -----------                         ------      ------            ------      ------
Balanced Fund                  A              10/12/94-1/31/98 - Since inception
Balanced Fund                  A              2/1/97-1/31/98 - One year
Balanced Fund                  B              5/1/96-1/31/97 - Since inception
Balanced Fund                  B              2/1/97-1/31/98 - One year
Balanced Fund                  C              8/15/97-1/31/98 - Since inception*
Balanced Fund                  Institutional  8/15/97-1/31/98 - Since inception*
Balanced Fund                  Service        10/24/94-1/31/98 - Since inception
Balanced Fund                  Service        2/1/97-1/31/98 - One year

Growth and Income              A              2/5/93-1/31/98 - Since inception
Growth and Income              A              2/1/97-1/31/98 - One year
Growth and Income              B              5/1/96-1/31/98 - Since inception
Growth and Income              B              2/1/97-1/31/98 - One year
Growth and Income              C              8/15/97-1/31/98 - Since inception*
Growth and Income              Institutional  6/3/96-1/31/98 - Since inception
Growth and Income              Institutional  2/1/97-1/31/98 - One year
Growth and Income              Service        3/6/96-1/31/98 - Since inception
Growth and Income              Service        2/1/97-1/31/98 - One year

CORE U.S. Equity               A              5/24/91-1/31/98 - Since inception
CORE U.S. Equity               A              2/1/93-1/31/98 - Five year
CORE U.S. Equity               A              2/1/97-1/31/98 - One year
CORE U.S. Equity               B              5/1/96-1/31/98 - Since inception
CORE U.S. Equity               B              2/1/97-1/31/98 - One year
CORE U.S. Equity               C              8/15/97-1/31/98 - Since inception*
CORE U.S. Equity               Institutional  6/15/95-1/31/98 - Since inception
CORE U.S. Equity               Institutional  2/1/97-1/31/98 - One year
CORE U.S. Equity               Service        6/7/96-1/31/98 - Since inception
CORE U.S. Equity               Service        2/1/97-1/31/98 - One year

CORE Large Cap Growth          A              11/1/91-1/31/98 - Since inception
CORE Large Cap Growth          A              2/1/93-1/31/98 - Five year
CORE Large Cap Growth          A              2/1/97-1/31/98 - One year
CORE Large Cap Growth          B              5/1/97-1/31/98 - Since inception*

                                                                                                                    Assuming no
                                                                                                                     voluntary
                                                                                                                 waiver of fees and
                                                                                                                     no expense
                                                                                                                  reimbursements
                                                                                                               --------------------
                                                                                  Assumes     Assumes           Assumes     Assumes
                                                                                  5.5% sales  no sales          5.5% sales  no sale
Fund                           Class          Time Period                         charge      charge            charge      charge
----                           -----          -----------                         ------      ------            ------      ------
CORE Large Cap Growth           C              8/15/97-1/31/98 - Since inception*
CORE Large Cap Growth           Institutional  11/1/91-1/31/98 - Since inception
CORE Large Cap Growth           Institutional  2/1/93-1/31/98 - Five year
CORE Large Cap Growth           Institutional  2/1/97-1/31/98 - One year
CORE Large Cap Growth           Service        5/1/97-1/31/98 - Since inception*

Capital Growth                  A              4/20/90-1/31/98 - Since inception
Capital Growth                  A              2/1/93-1/31/98 - Five year
Capital Growth                  A              2/1/97-1/31/98 - One year
Capital Growth                  B              5/1/96-1/31/98 - Since inception
Capital Growth                  B              2/1/97-1/31/98 - One year
Capital Growth                  C              8/15/97-1/31/98 - Since inception*
Capital Growth                  Institutional  8/15/97-1/31/98 - Since inception*
Capital Growth                  Service        4/20/90-1/31/98 - Since inception
Capital Growth                  Service        2/1/93-1/31/98 - Five year
Capital Growth                  Service        2/1/97-1/31/98 - One year

Mid Cap Equity                  A              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  B              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  C              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  Institutional  8/1/95-1/31/98 - Since inception
Mid Cap Equity                  Institutional  2/1/97-1/31/98 - One year
Mid Cap Equity                  Service        8/15/97-1/31/98 - Since inception

International Equity            A              12/1/92-1/31/98 - Since inception
International Equity            A              2/1/93-1/31/98 - Five year
International Equity            A              2/1/97-1/31/98 - One year
International Equity            B              5/1/96-1/31/98 - Since inception
International Equity            B              2/1/97-1/31/98 - One year
International Equity            C              8/15/97-1/31/98 - Since inception*
International Equity            Institutional  2/7/96-1/31/98 - Since inception
International Equity            Institutional  2/1/97-1/31/98 - One year

International Equity            Service        3/6/96-1/31/98 - Since inception
International Equity            Service        2/1/97-1/31/98 - One year

Small Cap Value                 A              10/22/92-1/31/98 - Since inception
Small Cap Value                 A              2/1/93-1/31/98 - Five year
Small Cap Value                 A              2/1/97-1/31/98 - One year
Small Cap Value                 B              5/1/96-1/31/98 - Since inception
Small Cap Value                 B              2/1/97-1/31/98 - One year
Small Cap Value                 C              8/15/97-1/31/98 - Since inception*
Small Cap Value                 Institutional  8/15/97-1/31/98 - Since inception*
Small Cap Value                 Service        10/22/92-1/31/98 - Since inception*
Small Cap Value                 Service        2/1/93-1/31/98 - Five year
Small Cap Value                 Service        2/1/97-1/31/98 - One year

Asia Growth                     A              7/8/94-1/31/98 - Since inception
Asia Growth                     A              2/1/97-1/31/98 - One year
Asia Growth                     B              5/1/96-1/31/98 - Since inception
Asia Growth                     B              2/1/97-1/31/98 - One year
Asia Growth                     C              8/15/97-1/31/98 - Since inception*
Asia Growth                     Institutional  2/2/96-1/31/98 - Since inception
Asia Growth                     Institutional  2/1/97-1/31/98 - One year
Asia Growth                     Service        7/8/94-1/31/98 - Since inception
Asia Growth                     Service        2/1/97-1/31/98 - One year

__________________________
All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

  From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

  The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

  In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

  A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

  Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

  The Funds except the CORE International Equity, CORE Small Cap Equity, CORE Large Cap Growth, Japanese Equity and International Small Cap were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

  The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in
respect of assets specifically allocated to such class or series.   The Trustees
also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes:
Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

  Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

  Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

  Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

  Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

  Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

  Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

  It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

  Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of February 1, 1998 State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), P.O. Box 1992, Boston, MA 02105, was recordholder of 59.3% of Mid Cap Equity Fund's outstanding shares; Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 27.9% CORE Large Cap Growth Fund's outstanding shares; State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 13.4% and Marine Midland Bank as Trustee for Mark IV Ind. & Subs Employees Retirement Income Fund, P.O. Box 1329, Attention: Mutual Fund Processing, Buffalo, NY 14240-1329 was recordholder of 6.2% of CORE U.S. Equity Fund's outstanding shares; The Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004, was recordholder of 15.7% of CORE Small Cap Equity Funds outstanding shares; Goldman Sachs CORE International Omnibus A/C - Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 14.9%, Goldman Sachs CORE International Omnibus A/C - Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 12.8% and Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004 was recordholder of 29.9% of CORE International Equity Fund's outstanding shares. State Street Bank & Trust Company as Trustee (FBO Goldman Sachs Employee Pension
Plan) 200 Newport Ave., N. Quincy, MA 02170 was recordholder of 6.47% of Asia Growth Fund's outstanding shares; BJ McCloskey, WR Jordan, RL Brandstein Trustees McCloskey Trust, P.O. Box 7846, Aspen CO 81612 was recordholder of 21.1%, Goldman Sachs Seed Account, 4900 Sears Tower, Chicago, IL 60606 was recordholder of 6.5%, Ralph Lauren 1997 Crut 111 W 40th Street, NY, NY 10018 was recordholder of 23.9% and GTE Investment Management Corp., One Stamford Forum, Stamford, CT 06904 was recordholder of 15.6% of the Emerging Markets Fund's outstanding shares; Goldman, Sachs & Co. FBO Acct# 029108412 c/o Mutual Fund Ops, 85 Broad Street, NY, NY 10004 was recordholder of 5% of the CORE Small Cap Equity Fund's outstanding shares.

  Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

  The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

  The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising form such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

  The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

  The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

  The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholder, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

  The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

  Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

  In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

  The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                 TAXATION

  The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


GENERAL
=======

  Each Fund is a separate taxable entity. Japanese Equity and International Small Cap Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

  Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

  If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

  In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carry forwards expiring in 2002, 2003, and 2004, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

  Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

  A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

  Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

  If the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

  If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

  Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

  If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

  Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

  Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the

Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the capital gain. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

  Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

  When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. In general, the maximum long-term capital gain rate will be 20% (for gains on capital assets held more than 18 months) or 28% (for gains on capital gains held more than one year but not more than 18 months).
Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

  The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

  Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

  Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

  Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

  The audited financial statements and related Reports of Independent Public Accountants, contained in the 1998 Annual Report of each of the Funds (except Real Estate Securities, Japanese Equity and International Small Cap Funds), are incorporated herein by reference into this Additional Statement and attached hereto. No other part of the Annual or Semi-Annual Report is incorporated by reference herein.

                                 OTHER INFORMATION

  Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

  The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

  The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this

Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

  Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

    CLASS A DISTRIBUTION PLANS. As described in the Prospectus, the Trust with respect to Class A Shares of each Fund has adopted a distribution plan (the "Class A Plans") pursuant to Rule 12b-1 under the Act. See "Distribution and Authorized Dealer Service Plan" in the Prospectus.

    The Class A Plan for each Fund was most recently approved on January 28, 1998 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plan, cast in person at a meeting called for the purpose of approving the Class A Plan. The compensation payable under the Class A Plan may not exceed 0.25% per annum of each Fund's average daily net assets.

    Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Balanced, CORE Large Cap Growth, Capital Growth and Small Cap Value Funds and to limit the amount of such fee to 0.21% of average daily net asset attributable to Class A Shares of CORE U.S. Equity, International Equity and Asia Growth Funds; and to limit the amount of such fee to 0.04% of the average daily net asset attributable to Class A shares of the Growth and Income Fund. Goldman Sachs has no current intention of modifying or discontinuing such waiver but may do so in the future at its discretion.

    Each Class A Plan was amended effective April 30, 1997 for each of the Funds then in existence to reduce the fee payable under the Plan from 0.50% of average daily net assets attributable to Class A Shares. At the time of such amendment the Trustees approved the Authorized Dealer Service Plan pursuant to which personal and account maintenance services are provided. See "Management -- Authorized Dealer Service Plans."

    For the fiscal years ended January 31, 1998 the amounts paid to Goldman Sachs pursuant to its Class A Plan by each Fund then in existence were as follows:

                                                              1998
                                                              ----

Balanced Fund
Growth and Income Fund
CORE U.S. Equity Fund
CORE Large Cap Growth Fund/1/
CORE Small Cap Equity Fund/1/
CORE International Equity Fund/1/
Capital Growth Fund
Mid Cap Equity Fund/1/
International Equity Fund
Small Cap Value Fund
Japanese Equity Fund/1/                                       N/A
International Small Cap Fund/1/                               N/A
Emerging Markets Equity Fund/1/
Asia Growth Fund
Real Estate Securities Fund/1/
________________________________
1    Not operational.

  Had Goldman Sachs' voluntary limitations not been in effect the Funds would have paid Goldman Sachs the following fees during the fiscal year ended January 31, 1998 pursuant to their respective Class A Plans:

                                                              1998
                                                              ----

Balanced Fund
Growth and Income Fund
CORE U.S. Equity Fund
CORE Large Cap Growth Fund/1/
CORE Small Cap Equity Fund/1/
CORE International Equity Fund/1/
Capital Growth Fund
Mid Cap Equity Fund/1/
International Equity Fund
Small Cap Value Fund
Japanese Equity Fund/1/                                       N/A
International Small Cap Fund/1/                               N/A
Emerging Markets Equity Fund/1/
Asia Growth Fund
Real Estate Securities Fund/1/
________________________________
1    Not operational.

  Had Goldman Sachs' voluntary limitations not been in effect the Funds would have paid Goldman Sachs the following fees during the fiscal year ended January 31, 1998 pursuant to their respective Class A Plans:

                                                              1998
                                                              ----

Balanced Fund
Growth and Income Fund
CORE U.S. Equity Fund
CORE Large Cap Growth Fund/1/
CORE Small Cap Equity Fund/1/
CORE International Equity Fund/1/
Capital Growth Fund
Mid Cap Equity Fund/1/
International Equity Fund
Small Cap Value Fund
Japanese Equity Fund/1/                                       N/A
International Small Cap Fund/1/                               N/A
Emerging Markets Equity Fund/1/
Asia Growth Fund
Real Estate Securities Fund/1/
________________________________
1    Not operational.

[TO BE UPDATED]

During the fiscal year ended January 31, 1998, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan of each applicable Fund then in existence:

                                                       Compensation              Printing and   Preparation
                                                       and Expenses  Allocable    Mailing of        and
                                                          of the     Overhead,   Prospectuses   Distribution
                                                       Distributor   Telephone     to Other       of Sales
                                         Compensation  & Its Sales   and Travel  Than Current  Literature and
                                          to Dealers    Personnel     Expenses   Shareholders   Advertising
                                         ------------  ------------  ----------  ------------  --------------
Fiscal Year Ended
January 31, 1998:

Balanced Fund1
Growth and  Income Fund/1/
CORE U.S.  Equity Fund
CORE Large Cap Growth Fund
CORE Small Cap Equity Fund
CORE International Equity Fund
Capital Growth Fund/1/
Mid Cap Equity
International Equity Fund/1/
Japanese Equity Fund/2/                      N/A           N/A          N/A          N/A            N/A
International Small Cap/2/                   N/A           N/A          N/A          N/A            N/A
Small Cap Value Fund/1/
Asia Growth Fund/1/
Emerging Market Equity Fund
Real Estate Securities Fund/2/

The table above reflects amounts expended by Goldman Sachs, which amounts are in excess of the compensation received by Goldman Sachs under the Class A Plans. The payments under the Class A Plan were used by Goldman Sachs to compensate it for the expenses shown above on a pro-rata basis.

1 COMMENCING JUNE 1, 1995, GOLDMAN SACHS IS NOT IMPOSING THE 0.25% 12B-1 FEE FOR THESE FUNDS. AS NO DISTRIBUTION REVENUE HAS BEEN EARNED AFTER THIS DATE FOR THESE FUNDS, NO EXPENSES ARE REFLECTED ABOVE.

2    NOT OPERATIONAL.

     The Class A Plan is a compensation plan which provide for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements. If the Class A Plan was terminated by the Trustees and no successor plans were adopted, each Fund would cease to make payments to Goldman Sachs under the Class A Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class A Plan, Goldman Sachs, as distributor of each Fund's Class A shares, will provide to the Trustees for their review, and the Trustees will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class A Plans and the purposes for which such services were performed and expenditures were made.

     The Class A Plans will remain in effect until May 1, 1999 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plans. A Class A Plan may not be amended to increase materially the amount to be spent for the services described therein as to a Fund without approval of a majority of the outstanding voting securities of the affected Fund. All material amendments of the Class A Plan must also be approved by the Trustees in the manner described above. A Class A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the Class A Shares of the applicable Fund. So long as the Class A Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class A Plans will benefit the Funds and their Class A shareholders.

     CLASS B DISTRIBUTION PLANS. As described in the Prospectus, the Trust has adopted on behalf of the Funds distribution plans (the "Class B Plan") pursuant to Rule 12b-1 under the Act with respect to the Class B shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class B Plan was most recently approved for the Fund on January 28, 1998, by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class B Plan, cast in person at a meeting called for the purpose of approving the Class B Plan.

     With respect to each Fund, the compensation payable under the Class B Plans is equal to 0.75% per annum of the average daily net assets attributable to Class B Shares of that Fund. The fees received by Goldman Sachs under the Class B Plan and contingent deferred sales charge on Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class B Shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class B Shares. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements.

During the fiscal year ended January 31, 1998, Goldman Sachs incurred the following fees under the Class B Plan of each applicable Fund then in existence:

[TO BE UPDATED]

Balanced Fund                                                      $ 3,861
Growth and Income Fund                                              28,075
CORE U.S. Equity Fund                                               36,508
CORE Large Cap Growth Fund/1/                                          N/A
CORE Small Cap Equity Fund/1/                                          N/A
CORE International Equity Fund/1/                                      N/A
Capital Growth Fund                                                  7,632
Mid Cap Equity Fund/1/                                                 N/A
International Equity Fund                                           44,148
Small Cap Value Fund                                                 8,973
Japanese Equity Fund                                                   N/A
International Small Cap Fund                                           N/A
Emerging Markets Equity Fund/1/                                        N/A
Asia Growth Fund                                                    10,229
Real Estate Securities Fund/1/                                         N/A
________________________________
1    Not operational.

     The Class B Plan is compensation plan which provides for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plan was terminated by the Trustees and no successor plan was adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class B Plan, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plan and the purposes for which such services were performed and expenditures were made.

     The Class B Plans will remain in effect until May 1, 1999 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. The Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class B Shares of that Fund. All material amendments of the Class B Plan must also be approved by the Trustees in the manner described above. With respect to any Fund, the Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class B Shares of that Fund. So long as a Class B Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plan will benefit each Fund and their respective Class B shareholders.

     CLASS C DISTRIBUTION PLANS. As described in the Prospectus, the Trust has adopted on behalf of the Funds distribution plans (the "Class C Plan") pursuant to Rule 12b-1 under the Act with respect to the Class C shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class C Plan of each Fund were most recently approved for the Funds on January 28, 1998, on behalf of the Trust by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class C Plan, cast in person at a meeting called for the purpose of approving the Class C Plan.

     With respect to each Fund, the compensation payable under the Class C Plan is equal to 0.75% per annum of the average daily net assets attributable to Class C Shares of that Fund. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class C Shares.

     No fees were paid to Goldman Sachs under the Class C Plan during the fiscal year ended January 31, 1997.

     The Class C Plan is a compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class C Plan was terminated by the Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class C Plan, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class C Plan and the purposes for which such services were performed and expenditures were made.

     The Class C Plan will remain in effect until May 1, 1999 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. The Class C Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class C Shares of that Fund. All material amendments of the Class C Plan must also be approved by the Trustees in the manner described above. With respect to any Fund, the Class C Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class C Shares of that Fund. So long as the Class C Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class C Plan will benefit each Fund and their respective Class C shareholders.

     AUTHORIZED DEALER SERVICE PLANS. As described in the prospectus, each Fund's Class A, Class B and Class C Shares have adopted a non-Rule 12b-1 Authorized Dealer Service Plan (each a "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for the provision of personal and account maintenance services. The Service Plan of Japanese Equity and International Small Cap were in initially approved on January 28, 1998, CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds were initially approved on July 22, 1997, Emerging Markets Equity Fund was initially approved on January 28, 1997 and the Service Plan of CORE Large Cap Growth Fund were initially approved on April 23, 1997 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plan. Each Service Plan of each other Fund was most recently approved by the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plan, at a meeting held on April 23, 1997. Each Fund's Service Plan provides for the compensation for personal and account maintenance services at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A or Class B shares.

     For the fiscal year ended January 31, 1998, January 31, 1997 and for the period June 1, 1995 (commencement of each Service Plan) through January 31, 1996, each Fund that was operational paid Authorized Dealer Service fees at the foregoing rate for each Fund's Class A shares. During the period May 1, 1996 (commencement of each Class B Service Plan) through January 31, 1997, Authorized Dealer Service fees were paid with respect to each Fund's Class B shares which were then in operation at the foregoing rate.

     For the fiscal year ended January 31, 1998, January 31, 1997 and for the period June 1, 1995 through January 31, 1996, the amounts paid to Goldman Sachs pursuant to its Class A Authorized Dealer Service Plan and for the fiscal year ended January 31, 1998 and the period May 1, 1996 (commencement of Class B Service Plan) through January 31, 1997, the amounts paid to Goldman Sachs pursuant to its Class B Service Plan was:

                                         Class A          Class A           Class B          Class B          Class A
                                          1998              1997             1998             1997              1996
                                     ---------------  ----------------  ---------------  ---------------  ----------------

Balanced Fund                                               $  153,392                           $ 1,294        $   64,145
Growth and Income Fund                                       1,252,257                             9,358           603,426
CORE U.S. Equity Fund                                          432,457                            12,169           182,881
CORE Large Cap Growth Fund/1/                                      N/A                               N/A               N/A
CORE Small Cap Equity Fund/1/                                      N/A                               N/A               N/A
CORE International Equity Fund/1/                                  N/A                               N/A               N/A
Capital Growth Fund                                          2,171,462                             2,854         1,563,448
Mid Cap Equity Fund/1/                                             N/A                               N/A               N/A
International Equity Fund                                    1,071,755                            14,733           470,027
Small Cap Value Fund                                           569,684                             2,992           458,857
Japanese Equity Fund/2/                          N/A               N/A              N/A              N/A               N/A
International Small Cap Fund/2/                  N/A               N/A              N/A              N/A               N/A
Emerging Market Equity Fund/1/                                     N/A                               N/A               N/A
Asia Growth Fund                                               626,724                             3,410           276,754
Real Estate Securities Fund/2/                                     N/A                               N/A               N/A
___________________
1  The CORE Large Cap Growth, CORE Small Equity, CORE International Equity and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997 and December 15, 1997 respectively.
2  Not operational

     The Service Plans of each Fund will remain in effect until May 1, 1999, and from year to year thereafter, provided that the continuance of each service plan is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plans. All material amendments of the Service Plans must also be approved by the Trustees in the manner described above. The Service Plans may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the affected Fund. The Trustees have determined that in their judgment there is a reasonable likelihood that the Service Plans will benefit the Funds and their shareholders.

          OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES,
                      REDEMPTIONS,EXCHANGES AND DIVIDENDS

MAXIMUM SALES CHARGES
---------------------

  Class A Shares of each Fund are sold at a maximum sales charge of 5.5%.
Using the initial offering price per share, as of January 31, 1998 and $10.00 for the Japanese Equity and International Small Cap Funds, the maximum offering price of each Fund's Class A shares would be as follows:

                                                 Maximum       Offering
                                 Net Asset       Sales         Price to
                                   Value         Charge         Public
                                   -----         ------         ------

Balanced Fund
Growth and Income Fund
CORE U.S. Equity Fund
CORE Large Cap Growth Fund
CORE Small Cap Equity Fund
CORE International Equity Fund
Capital Growth Fund
Mid Cap Equity Fund
International Equity Fund
Small Cap Value Fund
Japanese Equity Fund
International Small Cap Fund
Emerging Market Equity Fund
Asia Growth Fund
Real Estate Securities Fund/1/

-------------------
1.    Not Operational.

  The following information supplements the information in the Prospectus under the captions "How to Invest," "How to Sell Shares of the Funds" and "Dividends." Please see the Prospectus for more complete information.

OTHER PURCHASE INFORMATION
--------------------------

  If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

RIGHT OF ACCUMULATION (CLASS A)
-------------------------------

  A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A shares (acquired by purchase or exchange) of the Funds and Class A shares of any other Goldman Sachs Fund (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $35,000 and purchases additional Class A shares of any Fund with a purchase price of $25,000, the sales charge for the $25,000 purchase would be 4.75% (the rate applicable to a single purchase of more than $60,000). Class A shares purchased without the imposition of a sales charge may not be aggregated with Class A shares purchased subject to a sales charge. Class A shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of the Private Client Services

Division of Goldman Sachs will be combined with Class A shares held by any other Private Client Services account. In addition, Class A shares of the Funds and Class A shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions:
(i) the business organization's, group's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation.

STATEMENT OF INTENTION (CLASS A)
--------------------------------

  If a shareholder anticipates purchasing at least $50,000 of Class A shares of a Fund alone or in combination with Class A shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------

  A Fund shareholder should obtain and read the prospectus relating to any other Fund, Goldman Sachs Fund or ILA Portfolio (as defined in the Prospectus) and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

AUTOMATIC EXCHANGE PROGRAM
--------------------------

  A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Portfolio and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Portfolio.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

  A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

  Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on purchases of Class A shares or the imposition of a CDSC on redemptions of Class A and Class B shares. The CDSC applicable to Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest -- Waiver or Reduction of Continent Deferred Sales Charge" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

                                  Appendix A

                         DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


---------------------------
* The rating system described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard and Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.


                                      1-A

  Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

  1.      An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3.      There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

  AAA: An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA: The obligor's capacity to meet its financial commitment on the obligation is very strong and differs from the higher rated issues only in small degree.

  A: An obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB: An obligation is adequate protection parameter. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation.

  BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

  D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  N.R.:  Not rated.


                                      2-A

                                  Appendix B

                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

  Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

  OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

  OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

  WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

  WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

  WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

  INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

  Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

      * Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $5.3 billion as of November 29, 1996.

      * With thirty-four offices around the world, Goldman Sachs employs over 9,000 professionals focused on opportunities in major markets.

      * The number one underwriter of all international equity issuers from (1993-1996).

      *   A research budget of $200 million for 1997.

      * Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).

      * The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).*

      * The number one lead manager for initial public offerings (IPOs) worldwide (1989-1996).

------------------------
*  Source:  Securities Data Corporation. Common stock ranking excludes REITs,
   ====================================
   Investment Trusts and Rights.


                                      1-B

                  GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865             End of Civil War

1869             Marcus Goldman opens Goldman Sachs

1890             Dow Jones Industrial Average first published

1896             Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck & Co. public (longest-standing client relationship)

                 Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956 Goldman Sachs co-manages Ford's public offering, the largest to date

1970             London office opens

1972             Dow Jones Industrial Average breaks 1000

1986             Goldman Sachs takes Microsoft public

1991 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995             Dow Jones Industrial Average breaks 5000

1996             Goldman Sachs takes Deutsche Telecom public

                 Dow Jones Industrial Average breaks 6000

1997             Dow Jones Industrial Average breaks 7000

                 Goldman Sachs increases assets under management by 100% over
                 1996


                                      2-B

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS



                             SUBJECT TO COMPLETION
                               FEBRUARY 13, 1998

                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION
                             INSTITUTIONAL SHARES

                          GOLDMAN SACHS BALANCED FUND
                     GOLDMAN SACHS GROWTH AND INCOME FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                   GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                   GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SAHCS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                      GOLDMAN SACHS SMALL CAP VALUE FUND
                      GOLDMAN SACHS JAPANESE EQUITY FUND
                  GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
                  GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                        GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                  (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)

                              One New York Plaza
                           New York, New York 10004



     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Institutional Shares of Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Real Estate Securities Fund dated __________, 1998 (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.


                               TABLE OF CONTENTS

                                                            Page
                                                            ----


Introduction...............................................  B-3
Investment Policies........................................  B-4
Investment Restrictions....................................  B-28
Management.................................................  B-30
Portfolio Transactions and Brokerage.......................  B-43
Net Asset Value............................................  B-48
Performance Information....................................  B-49
Shares of the Trust........................................  B-57
Taxation...................................................  B-60
Financial Statements.......................................  B-65
Other Information..........................................  B-65
Appendix A:................................................  1-A
Appendix B:................................................  1-B

        The date of this Additional Statement is _______________, 1998.


GOLDMAN, SACHS & CO.                             GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
Distributor                                      Investment Adviser to:
85 Broad Street                                  Goldman Sachs CORE U.S. Equity Fund and
New York, New York 10004                         Goldman Sachs Capital Growth Fund
                                                 One New York Plaza
GOLDMAN, SACHS & CO.                             New York, New York 10004
Transfer Agent
4900 Sears Tower                                 GOLDMAN SACHS ASSET MANAGEMENT
Chicago, Illinois 60606                          Investment Adviser to:
                                                 Goldman Sachs Balanced Fund,
GOLDMAN SACHS ASSET MANAGEMENT                   Goldman Sachs CORE Large Cap Growth Fund,
INTERNATIONAL                                    Goldman Sachs CORE Small Cap Equity Fund,
Investment Adviser to:                           Goldman Sachs CORE International Equity Fund,
Goldman Sachs International Equity Fund,         Goldman Sachs Growth and Income Fund,
Goldman Sachs Asia Growth Fund,                  Goldman Sachs Mid Cap Equity Fund,
Goldman Sachs Japanese Equity Fund,              Goldman Sachs Small Cap Value Fund, and
Goldman Sachs International Small Cap Fund, and  Goldman Sachs Real Estate Securities Fund
Goldman Sachs Emerging Markets Equity Fund       One New York Plaza
133 Peterborough Court                           New York, New York 10004
London, England EC4A 2BB

                    Toll free (in U.S.).......800-621-2550

                                 INTRODUCTION

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Japanese Equity Fund ("Japanese Equity Fund"), Goldman Sachs International Small Cap Fund ("International Small Cap Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

  The Funds except the Japanese Equity, International Small Cap, CORE Large Cap Growth, CORE International, CORE Small Cap Equity and Emerging Markets Equity Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, CORE Small Cap Equity Fund, CORE International Equity Fund, Capital Growth Fund, International Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds currently offer five classes of shares:
Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

  Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are sometimes referred to collectively herein as the "Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

  The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies. There is no assurance that each Fund will achieve its objective.

                                 INVESTMENT POLICIES

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
-------------

  The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

  Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK

  GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

  GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

  A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

  MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

  ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers -those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality -is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

  YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE
-----------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------

Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

  The investment strategy of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's gross income for its taxable year be derived from the sale or other disposition of stocks or securities or certain other investments (generally including options and futures contracts) held for less than three months.

  Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) in order to keep a Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

  THE MULTIFACTOR MODEL. The Multifactor Model is a rigorous computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

  Because it includes many disparate factors, the Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

  The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
-------------------------

  International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia."

  A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because International Equity Fund is a long-term holder of stocks, the portfolio managers adjust International Equity Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

  Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

  Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

  GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

  The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
--------------------------

  Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

  An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

  The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap

Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

  Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

  Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

  Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
-----------------

  A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
-------------------------------------

  The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
------------------

  Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Municipal Securities
--------------------

  Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
--------------------------

  GENERAL CHARACTERISTICS. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

  The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

  GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

  A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

  GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

  FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

  Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

  FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

  Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

  The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

  MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE U.S. Equity , CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); the is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

  The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

  DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

  Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

  Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of
    --------
the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of such mortgage loan
            --------
when paid by the mortgagor in subsequent monthly payments or at maturity.

  RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

  CREDIT ENHANCEMENT. Credit support falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

  SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

  In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

  The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among all
                                                     --------
certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

  ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

  VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

  OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

  Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

  Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

  CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage- backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

  CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

  Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

  A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
--------------------------------

  Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

Asset-Backed Securities
-----------------------

  Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

  Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

  Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

  Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE U.S. Equity and CORE Large Cap Growth Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

  FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

  When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

  Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

  HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

  On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

  OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

  OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

  Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

  Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

  WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

  A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

  Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

  In addition, a written call option or put option may be covered by maintaining cash or liquid assets (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

  A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets with a value equal to the exercise price in a segregated account with its custodian.

  A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

  PURCHASING OPTIONS. Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

  A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

  A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

  A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

  YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

  Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

  Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

  RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

  The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
-----------------------------

  Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

  Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

  Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
------------------

  Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

  Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

  Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

  Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

  Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

  To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

  Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia," below.

  A Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

  INVESTING IN EMERGING MARKETS , INCLUDING ASIA. CORE International Equity, International Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Countries issuers (in the case of International Small Cap, Emerging Markets Equity and International Equity Funds) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth
Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, CORE International Equity, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers; including Emerging Countries issuers. In addition, certain of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Fund's potential investment and management techniques entail special risks. Asia Growth Fund concentrates on companies that the Advisers believe are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. The Advisers believe that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead.

  The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have been relatively attractive. See "Risk Factors" in the Prospectus.

  Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

  Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

  Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

  Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Balanced, CORE International Equity, International Equity, International Small Cap, Emerging Markets

Equity and Asia Growth Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

  Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

  The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

  A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

  INVESTING IN JAPAN. The Japanese Equity Fund Invests in Japan's economy, the second-largest in the world, has grown substantially over the last three decades. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from non-performing loans. Numerous discount-rate cuts since its peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system ad spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

  In addition to the cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.

  While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

  Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and it is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

  Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

  At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

  A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

  Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia

Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

  A Fund's custodian will place cash or liquid assets into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

  While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

  Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

  WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

  A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

  A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

  A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

  A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

  In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

  Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

  SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

  A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

  The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
--------------------------------------------------------------------------
FLOORS AND COLLARS
------------------

  The Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

  A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

  A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

  The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The investment advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

  Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

  Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
----------------------------------

  Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
--------------------------

  A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

  Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange).

  The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

  SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

  The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risk Associated with Options Transactions," involved in the writing of options on securities.

  Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
---------------------

  Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

  For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

  As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

                            INVESTMENT RESTRICTIONS

  The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

  A Fund may not:

          (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

          (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

          (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

          (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

  Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

  In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

  A Fund may not:

     (a) Invest in companies for the purpose of exercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

  Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

Ashok N. Bakhru, 54                   Chairman                  Executive Vice President - Finance and
1325 Ave. of the Americas             & Trustee                 Administration and Chief Financial Officer, Coty
New York, NY  10019                                             Inc. (since April 1996); President, ABN Associates
                                                                (June 1994 through march 1996); Senior Vice
                                                                President of Scott Paper Company (until June
                                                                1994); Director of Arkwright Mutual Insurance
                                                                Company; Trustee of International House of
                                                                Philadelphia; Member of Cornell University
                                                                Council; Trustee of the Walnut Street Theater.

*David B. Ford, 52                    Trustee                   Managing Director, Goldman Sachs (since 1996);
One New York Plaza                                              General Partner, Goldman Sachs (1986-1996);
New York, NY  10004                                             Co-Head of Goldman Sachs Asset Management (since
                                                                December 1994).

*Douglas C. Grip, 36                  Trustee                   Vice President, Goldman Sachs (since May 1996);
One New York Plaza                    & President               President, MFS Retirement Services Inc. of
New York, NY  10004                                             Massachusetts Financial Services (prior thereto).

*John P. McNulty, 44                  Trustee                   Managing Director, Goldman Sachs (since 1996);
One New York Plaza                                              General Partner of Goldman Sachs (1990-1994 and
New York, NY  10004                                             1995-1996); Co-Head of Goldman Sachs Asset
                                                                Management (since November 1995); Limited Partner
                                                                of Goldman Sachs (1994 to November 1995).

Mary P. McPherson, 61                 Trustee                   President of Bryn Mawr College (since 1978);
Taylor Hall                                                     Director of Josiah Macy, Jr., Foundation (since
Bryn Mawr, PA  19010                                            1977); Director of the Philadelphia
                                                                Contributionship (since 1985); Director of Amherst
                                                                College (since 1986); Director of Dayton Hudson
                                                                Corporation (since 1988); Director of the Spenser
                                                                Foundation (since 1993); and member of PNC
                                                                Advisory Board (since 1993).

*Alan A. Shuch, 49                    Trustee                   Limited Partner, Goldman Sachs (since 1994);
One New York Plaza                                              Director and Vice President of Goldman Sachs Funds
New York, NY  10004                                             Management Inc. (from April 1990 to November
                                                                1994); President and Chief Operating Officer, GSAM
                                                                (from September 1988 to November 1994).

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

Jackson W. Smart, 67                  Trustee                   Chairman, Executive Committee, First Commonwealth,
One Northfield Plaza #218                                       Inc. (a managed dental care company, since January
Northfield, IL  60093                                           1996); Chairman and Chief Executive Officer, MSP
                                                                Communications Inc. (a company engaged in radio
                                                                broadcasting) (since November 1988); Director,
                                                                Federal Express Corporation (since 1976); Evanston
                                                                Hospital Corporation (since 1980); First
                                                                Commonwealth, Inc. (since 1988); and North
                                                                American private Equity Group (a venture capital
                                                                fund).

William H. Springer, 68               Trustee                   Vice Chairman and Chief Financial and
701 Morningside Drive                                           Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                          1991) of Ameritech (a telecommunications holding
                                                                company); Director, Walgreen Co. (a retail drug
                                                                store business); Director of Baker, Fentress & Co.
                                                                (a closed-end, non-diversified management
                                                                investment company) (April 1992 to present).

Richard P. Strubel, 58                Trustee                   Managing Director, Tandem Partners, Inc. (since
70 West Madison St., Suite 1400                                 1990); President and Chief Executive Officer,
Chicago, IL  60602                                              Microdot, Inc. (a diversified manufacturer of
                                                                fastening system and connectors) (January 1984 to
                                                                October 1994).

*Scott M. Gilman, 38                  Treasurer                 Director, Mutual Funds Administration, Goldman
One New York Plaza                                              Sachs Asset Management (since April 1994);
New York, NY  10004                                             Assistant Treasurer, Goldman Sachs Funds
                                                                Management, Inc. (since March 1993); Vice
                                                                President, Goldman Sachs (since March 1990).

*John M. Perlowski, 33                Assistant Treasurer       Vice President, Goldman Sachs (since July 1995);
One New York Plaza                                              Director, Investors Bank and Trust (November 1993
New York, NY  10004                                             to July 1995); Audit manager of Arthur Andersen
                                                                LLP (prior thereto).

*John W. Mosior, 59                   Vice President            Vice President, Goldman Sachs and Manager of
4900 Sears Tower                                                Shareholder Servicing of GSAM (since November
Chicago, IL  60606                                              1989).

*Nancy L. Mucker, 48                  Vice President            Vice President, Goldman Sachs (since April 1985);
4900 Sears Tower                                                Manager of Shareholder Servicing of GSAM since
Chicago, IL  60606                                              November 1989).

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

James A. Fitzpatrick, 33              Vice President            Vice President of Goldman Sachs Asset Management
4900 Sears Tower                                                (since April 1997); Vice President and General
Chicago, IL  60606                                              Manager, First Data Corporation - Investor
                                                                Services Group (prior thereto).

*Michael J. Richman, 37               Secretary                 Associate General Counsel of the Mutual Funds
85 Broad Street                                                 Group of Goldman Sachs Asset Management (since
New York, NY  10004                                             December 1997); Associate General Counsel of
                                                                Goldman Sachs Asset Management (February 1994 to
                                                                December 1997).  Vice President and Assistant
                                                                General Counsel of Goldman Sachs (since June
                                                                1992); Counsel to the Funds Group, GSAM (since
                                                                1992); Partner, Hale and Dorr (September 1991 to
                                                                June 1992).

*Howard B. Surloff, 32                Assistant Secretary       Assistant General Counsel, Goldman Sachs Asset
85 Broad Street                                                 Management and Associate General Counsel to the
New York, NY  10004                                             Funds Group (since December 1997); Assistant
                                                                General Counsel and Vice President, Goldman Sachs
                                                                (since November 1993 and May 1994, respectively);
                                                                Associate of Shereff, Friedman, Hoffman & Goodman
                                                                (prior thereto).

*Valerie A. Zondorak,32               Assistant Secretary       Vice President, Goldman Sachs (since March 1997);
85 Broad Street                                                 Assistant General Counsel, Goldman Sachs Asset
New York, NY  10004                                             Management and Assistant General Counsel to the
                                                                Funds Group (since December, 1997), Associate of
                                                                Shereff, Friedman, Hoffman, & Goodman (prior
                                                                thereto).

*Steven E. Hartstein, 34              Assistant Secretary       Legal Products Analyst, Goldman Sachs (June 1993
85 Broad Street                                                 to present); Funds Compliance Officer, Citibank
New York, NY  10004                                             Global Asset Management (August 1991 to June 1993).

*Deborah Farrell, 26                  Assistant Secretary       Administrative Assistant, Goldman Sachs (January
85 Broad Street                                                 1996 to present); Secretary, Goldman Sachs
New York, NY  10004                                             (January 1994 to January 1996); Secretary, Cleary,
                                                                Gottlieb, Steen and Hamilton (September 1990 to
                                                                January 1994).

*Kaysie P. Uniacke, 37                Assistant Secretary       Managing Director (since November 1997); Vice
One New York Plaza                                              President and Senior Portfolio Manager, Goldman
New York, NY  10004                                             Sachs Asset Management (1988 to present).

*Elizabeth D. Anderson, 28            Assistant Secretary       Portfolio Manager, GSAM (April 1996 to present);
One New York Plaza                                              Junior Portfolio Manager, Goldman Sachs Asset
New York, NY  10004                                             Management (1995 to April 1996); Funds Trading
                                                                Assistant, GSAM (1993 - 1995); Compliance Analyst,
                                                                Prudential Insurance (1991 through 1993).

     As of February1, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

[TO BE UPDATED]

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1998:


                              Aggregate Compensation    Pension or Retirement Benefits     Total Compensation from Goldman Sachs
    Name of Trustee              from the Funds**     Accrued as Part of Funds' Expenses    Mutual Funds (including the Funds)*
    ---------------              ----------------     ----------------------------------    ----------------------------------
Ashok N. Bakhru                  _________                             0                                  __________
David B. Ford                            0                             0                                           0
Douglas C. Grip                          0                             0                                           0
John P. McNulty                          0                             0                                           0
Mary P. McPhearson                       0                             0                                           0
Alan A. Shuch                            0                             0                                           0
Jackson W. Smart                 _________                             0                                  __________
William H. Springer              _________                             0                                  __________
Richard P. Strubel               _________                             0                                  __________


______________

     *    The Goldman Sachs Funds consisted of __ mutual funds on January 31,
          1998.

     ** Effective May 1, 1997, the Funds were reorganized from series of Goldman Sachs Equity Portfolios, Inc. (the "Corporation") into the Trust. The amounts shown in the column reflect compensation paid to the Trustees by the Corporation.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, the Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories:
Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets.
Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

     Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

     The Japanese Equity and International Small Cap Funds' management agreement were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement on January 28, 1998. The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 30, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Japanese Equity, International Small Cap and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Growth Fund approved these arrangements on April 30, 1997. The sole shareholders of the CORE Small Cap Equity and CORE International Equity Funds approved these arrangements on August 13, 1997. The sole shareholder of the Japanese Equity and the International Small Cap Funds approved these arrangements on _______, 1998. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly of such Fund's average daily net assets. In addition, the Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

                                            Management          Management
                                            With Fee            Without Fee
Fund                                        Limitations         Limitations
----                                        -----------         -----------
GSAM

Balanced Fund                               0.65%               0.65%
Growth and Income Fund                      0.70%               0.70%
CORE Large Cap Growth Fund                  0.60%               0.75%
CORE Small Cap Equity Fund                  0.75%               0.85%
CORE International Equity Fund              0.75%               0.85%
Mid Cap Equity Fund                         0.75%               0.75%
Small Cap Value Fund                        1.00%               1.00%
Real Estate Securities Fund                 N/A                 N/A


GSFM
CORE U.S. Equity Fund                       0.59%               0.75%
Capital Growth Fund                         1.00%               1.00%

GSAMI
International Equity Fund                   0.89%               1.00%
Japanese Equity Fund                        0.90%               1.00%
International Small Cap Fund                1.10%               1.20%
Emerging Markets Equity Fund                1.10%               1.20%
Asia Growth Fund                            0.86%               1.00%

     GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

     For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows:

                                                         1998               1997                 1996
                                                         ====               ====                 ====

Balanced Fund                                         $                 $   402,183          $   193,041
Growth and Income Fund                                                    3,541,318            2,225,553
CORE U.S. Equity Fund                                                     1,667,381/3/           817,563/3/
CORE Large Cap Growth Fund/1/                                                   N/A                  N/A
CORE Small Cap Equity Fund/1/                                                   N/A                  N/A
CORE International Equity Fund/1/                                               N/A                  N/A
Capital Growth Fund                                                       8,697,265            9,335,745
Mid Cap Equity Fund                                                         964,945              489,043
International Equity Fund                                                 4,124,076/3/         2,794,872/2/
Small Cap Value Fund                                                      2,130,703            2,908,839
Japanese Equity Fund/4/                                 N/A                     N/A                  N/A
International Small Cap Fund/4/                         N/A                     N/A                  N/A
Emerging Market Equity Fund/1/                                                  N/A                  N/A
Asia Growth Fund                                                          2,221,857/3/         1,563,641/2/
Real Estate Securities Fund/4/                          N/A                     N/A                  N/A

----------------------------

1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, December 15, 1997.
2 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.59%, 0.89% and 0.86%, respectively of CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets.

3 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.59%, 0.89% and 0.86%, respectively, of the CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets. For the fiscal year ended January 31, 1996, had limitations not been in effect, CORE U.S. Equity Fund would have paid $1,019,639 in investment management fees. For the fiscal year ended January 31, 1997, had limitations not been in effect, CORE U.S. Equity, International Equity and Asia Growth Funds would have paid $2,119,552, $4,638,203 and $2,583,555, respectively, in investment management fees. For the fiscal year ended January 31, 1998, had limitation not been in effect __________ Funds would have paid ___________ respectively, in investment management fees.
4  Not Operational.

     Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advisers; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal year ended January 31, 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1996 and 1997.

     Goldman Sachs retained the following commissions on sales of Class A, Class B and Class C Shares during the following periods:

                                                                        1998              1997                1996
                                                                        ====              ====                ====

Balanced Fund                                                                             $  94,000            $ 28,000
Growth and Income Fund                                                                      555,000             771,000
CORE U.S. Equity Fund                                                                       380,000             108,000
CORE Large Cap Growth Fund/1/                                                                   N/A                 N/A
CORE Small Cap Equity Fund/1/                                                                   N/A                 N/A
CORE International Equity Fund/1/                                                               N/A                 N/A
Capital Growth Fund                                                                         323,000             523,000
International Equity Fund                                                                 1,563,000             211,000
Small Cap Value Fund                                                                        219,000             202,000
Japanese Equity Fund/2/                                                 N/A                     N/A                 N/A
International Small Cap Fund/2/                                         N/A                     N/A                 N/A
Emerging Market Equity Fund/1/                                                                  N/A                 N/A
Asia Growth Fund                                                                          1,397,000             507,000
Real Estate Securities Fund/2/                                                                  N/A                 N/A

---------------

1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997,
     respectively.

2    Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence for transfer agency services performed were as follows:

                                              Class A, B & C       Class A & B            Class A
                                                   1998                1997                 1996
                                                   ====                ====                 ====

Balanced Fund                                                          $148,576              $ 72,067
Growth and Income Fund                                                  870,527               542,671
CORE U.S. Equity Fund                                                   319,246               103,682
CORE Large Cap Growth Fund/1/                                               N/A                   N/A
CORE Small Cap Equity Fund/1/                                               N/A                   N/A
CORE International Equity Fund/1/                                           N/A                   N/A
Capital Growth Fund                                                     908,310               549,844
International Equity Fund                                               586,243               129,313
Small Cap Value Fund                                                    511,883               254,292
Japanese Equity Fund/2/                              N/A                    N/A                   N/A
International Small Cap Fund/2/                      N/A                    N/A                   N/A
Emerging Markets Equity Fund/1/                                             N/A                   N/A
Asia Growth Fund                                                        385,114               192,097
Real Estate Securities Fund/2/                                              N/A                   N/A

                                 Institutional Shares             Service Shares         Institutional Shares
                                 1998            1997           1998          1997              1996
                                 ====            ====           ====          ====              ====
Balanced Fund/1/                              $   N/A                       $  N/A         $     N/A
Growth and Income Fund                             15                          488               N/A
CORE U.S. Equity Fund/3/                          N/A                          N/A            11,571
CORE Large Cap Growth Fund/1/                     N/A                          N/A               N/A
CORE Small Cap Equity Fund/1/                     N/A                          N/A               N/A
CORE International Equity                         N/A                          N/A               N/A
 Fund/1/
Capital Growth Fund/1/                            N/A                          N/A               N/A
Mid Cap Equity Fund/1/                         51,464                          N/A            26,082
International Equity Fund/3/                      N/A                          N/A               N/A
Small Cap Value Fund/1/                           N/A                          N/A               N/A
Japanese Equity Fund/2/                           N/A                          N/A               N/A
International Small Cap Fund/2/                   N/A                          N/A               N/A
Emerging Markets Equity Fund/1/                   N/A                          N/A               N/A
Asia Growth Fund/3/                               N/A                          N/A               N/A
Real Estate Securities Fund/2/                    N/A                          N/A               N/A

---------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.

2  Not Operational.

3  Contractually set to 0.


  The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.


EXPENSES
========

  Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer, service and administration plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer, service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

  The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                 Other
                                                Expenses
                                                --------
    Balanced Fund                                0.10%
    Growth and Income Fund                       0.11%
    CORE U.S. Equity Fund                        0.06%
    CORE Large Cap Growth Fund                   0.05%
    CORE Small Cap Equity Fund                   0.20%
    CORE International Equity Fund               0.25%
    Mid Cap Equity Fund                          0.10%
    International Equity Fund                    0.20%
    Japanese Equity Fund                         0.10%
    International Small Cap Fund                 0.30%
    Emerging Markets Equity Fund                 0.16%
    Asia Growth Fund                             0.24%

  Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

  Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

  For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:


                                               1998               1997                1996
                                               ====               ====                ====
Balanced Fund                                                   $319,552             $192,405
Growth and Income Fund                                                 0                    0
CORE U.S. Equity Fund                                            104,833              110,581
CORE Large Cap Growth Fund/1/                                        N/A                  N/A
CORE Small Cap Equity Fund/1/                                        N/A                  N/A
CORE International Equity Fund/1/                                    N/A                  N/A
Capital Growth Fund                                                  N/A                  N/A
Mid Cap Equity Fund                                               72,441               85,515
International Equity Fund                                        144,265                  N/A
Small Cap Value Fund                                                 N/A                  N/A
Japanese Equity Fund/2/                           N/A                N/A                  N/A
International Small Cap Fund/2/                   N/A                N/A                  N/A
Emerging Markets Equity Fund/1/                                      N/A                  N/A
Asia Growth Fund                                                  50,407                    0
Real Estate Securities Fund/2/                                       N/A                  N/A

---------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.
2  Not operational.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     _____________, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, ______________ prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:

                                                      Total        Total      Brokerage
                                                    Brokerage    Amount of   Commissions
                                         Total     Commissions  Transaction     Paid
                                       Brokerage     Paid to     on which    to Brokers
                                      Commissions  Affiliated   Commissions   Providing
                                         Paid        Persons       Paid       Research
                                      ===========  ===========  ===========  ===========
Fiscal Year Ended
January 31, 1998:

Balanced Fund
Growth and Income Fund
CORE U.S. Equity Fund
CORE Large Cap Growth Fund
CORE Small Cap Equity Fund
CORE International Equity Fund
Capital Growth Fund
Mid Cap Equity Fund
International Equity Fund
Small Cap Value Fund
Emerging Markets Equity Fund
Asia Growth Fund
Real Estate Securities Fund

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                               Total              Total         Brokerage
                                                             Brokerage          Amount of      Commissions
                                                Total       Commissions        Transaction        Paid
                                              Brokerage       Paid to           on which       to Brokers
                                             Commissions     Affiliated        Commissions      Providing
                                                Paid          Persons             Paid          Research
                                             ===========  ================  =================  ===========
Fiscal Year Ended
January 31, 1997:
Balanced Fund                                 $   62,072  $  5,112 (8%)/1/  $ 1,057,742(15%)/2/    $     0
Growth and Income Fund                           779,396    77,587(10%)/1/    13,310,208(9%)/2/          0
CORE U.S. Equity Fund                            279,620          0(0%)/1/     6,706,824(0%)/2/          0
CORE Large Cap Growth Fund/3/                        N/A               N/A                  N/A        N/A
CORE Small Cap Equity Fund/3/                        N/A               N/A                  N/A        N/A
CORE International Equity Fund/3/                    N/A               N/A                  N/A        N/A
Capital Growth Fund                            1,460,140   304,052(21%)/1/    29,920,578(1%)/2/     42,039
Mid Cap Equity Fund                              364,294     22,134(6%)/1/     6,655,100(7%)/2/          0
International Equity Fund                      1,529,436             0(0%)    48,059,958(0%)/2/          0
Small Cap Value Fund                             758,205     36,087(5%)/1/    16,439,842(1%)/2/          0
Emerging Markets Equity Fund/3/                      N/A               N/A                  N/A        N/A
Asia Growth Fund                               1,554,313     50,624(3%)/1/   102,609,295(4%)/2/          0
Real Estate Securities Fund/3/                       N/A               N/A                  N/A        N/A

                                                              Total                Total               Brokerage
                                                            Brokerage            Amount of            Commissions
                                                Total      Commissions          Transaction              Paid
                                              Brokerage      Paid to              on which            to Brokers
                                             Commissions    Affiliated          Commissions            Providing
                                                Paid         Persons                Paid               Research
                                                ====         =======                ====               ========
Fiscal Year Ended
January 31, 1996:
Balanced Fund                                 $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                           841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE U.S. Equity Fund                            121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3/                        N/A               N/A                     N/A          N/A
CORE Small Cap Equity Fund/3/                        N/A               N/A                     N/A          N/A
CORE International Equity Fund/3/                    N/A               N/A                     N/A          N/A
Capital Growth Fund                            1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                              315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund                      1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                             690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
Emerging Markets Equity Fund/3/                      N/A               N/A                     N/A          N/A
Asia Growth Fund                               1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/3/                       N/A               N/A                     N/A          N/A


----------------------------

1  Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3  Not operational.

During the fiscal year ended January 31, 1998, the Trust acquired and sold securities of its regular broker-dealers: all brokers below and JP Morgan. As of January 31, 1998, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

[TO BE UPDATED]

Fund                          Broker/Dealer             Amount
----                          -------------             ------

Balanced Fund

Growth and Income Fund

Core US Equity Fund

Capital Growth Fund

Mid Cap Equity Fund

Small Cap Value Fund



                                 NET ASSET VALUE

  Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

  In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

  Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) debt securities will be valued using a pricing service approved by the Trustees if such prices are believed by the investment adviser to accurately represent market value; (c) overnight repurchase agreements will be valued by the investment adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least two dealers or, for term repurchase agreements, recognized counterparties; (e) debt securities with a remaining maturity of 60 days or less are valued by the investment adviser at amortized cost, which the Trustees have determined to approximate fair value; (e) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (i) all other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation. If accurate quotations are not readily available, such contracts will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank. If broker quotes are used, the portfolio manager/trader will identify one independent unaffiliated broker from whom the custodian bank will obtain prices daily and another independent unaffiliated broker from whom the custodian bank will obtain quotes at least weekly. The custodian bank will promptly notify the portfolio manager/trader and a member of the GSAM Valuation Committee or a designee thereof of any deviations equal to or greater than 3% between the weekly quote and the daily quotes for the date that the weekly quotes were obtained. The investment adviser will promptly provide instructions to the custodian bank. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation.

  Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

  The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.


                                 PERFORMANCE INFORMATION

  A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

  Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

  Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

  Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

  From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements;
(j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000
Index -Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (t) the FT-Actuaries Europe and Pacific Index; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; and (w) information produced by Micropal, Inc.. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

  Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


     . cost associated with aging parents;

     . funding a college education (including its actual and estimated cost);

     . health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     . the benefits of international and emerging market investments;

     . the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     . performance of securities markets of specific countries and regions; and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to

Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                                                                    Assuming no
                                                                                                                     voluntary
                                                                                                                 waiver of fees and
                                                                                                                     no expense
                                                                                                                  reimbursements
                                                                                                               --------------------
                                                                                  Assumes     Assumes           Assumes     Assumes
                                                                                  5.5% sales  no sales          5.5% sales  no sale
Fund                           Class          Time Period                         charge      charge            charge      charge
----                           -----          -----------                         ------      ------            ------      ------
Balanced Fund                  A              10/12/94-1/31/98 - Since inception
Balanced Fund                  A              2/1/97-1/31/98 - One year
Balanced Fund                  B              5/1/96-1/31/97 - Since inception
Balanced Fund                  B              2/1/97-1/31/98 - One year
Balanced Fund                  C              8/15/97-1/31/98 - Since inception*
Balanced Fund                  Institutional  8/15/97-1/31/98 - Since inception*
Balanced Fund                  Service        10/24/94-1/31/98 - Since inception
Balanced Fund                  Service        2/1/97-1/31/98 - One year

Growth and Income              A              2/5/93-1/31/98 - Since inception
Growth and Income              A              2/1/97-1/31/98 - One year
Growth and Income              B              5/1/96-1/31/98 - Since inception
Growth and Income              B              2/1/97-1/31/98 - One year
Growth and Income              C              8/15/97-1/31/98 - Since inception*
Growth and Income              Institutional  6/3/96-1/31/98 - Since inception
Growth and Income              Institutional  2/1/97-1/31/98 - One year
Growth and Income              Service        3/6/96-1/31/98 - Since inception
Growth and Income              Service        2/1/97-1/31/98 - One year

CORE U.S. Equity               A              5/24/91-1/31/98 - Since inception
CORE U.S. Equity               A              2/1/93-1/31/98 - Five year
CORE U.S. Equity               A              2/1/97-1/31/98 - One year
CORE U.S. Equity               B              5/1/96-1/31/98 - Since inception
CORE U.S. Equity               B              2/1/97-1/31/98 - One year
CORE U.S. Equity               C              8/15/97-1/31/98 - Since inception*
CORE U.S. Equity               Institutional  6/15/95-1/31/98 - Since inception
CORE U.S. Equity               Institutional  2/1/97-1/31/98 - One year
CORE U.S. Equity               Service        6/7/96-1/31/98 - Since inception
CORE U.S. Equity               Service        2/1/97-1/31/98 - One year

CORE Large Cap Growth          A              11/1/91-1/31/98 - Since inception
CORE Large Cap Growth          A              2/1/93-1/31/98 - Five year
CORE Large Cap Growth          A              2/1/97-1/31/98 - One year
CORE Large Cap Growth          B              5/1/97-1/31/98 - Since inception*

                                                                                                                    Assuming no
                                                                                                                     voluntary
                                                                                                                 waiver of fees and
                                                                                                                     no expense
                                                                                                                  reimbursements
                                                                                                               --------------------
                                                                                  Assumes     Assumes           Assumes     Assumes
                                                                                  5.5% sales  no sales          5.5% sales  no sale
Fund                           Class          Time Period                         charge      charge            charge      charge
----                           -----          -----------                         ------      ------            ------      ------
CORE Large Cap Growth           C              8/15/97-1/31/98 - Since inception*
CORE Large Cap Growth           Institutional  11/1/91-1/31/98 - Since inception
CORE Large Cap Growth           Institutional  2/1/93-1/31/98 - Five year
CORE Large Cap Growth           Institutional  2/1/97-1/31/98 - One year
CORE Large Cap Growth           Service        5/1/97-1/31/98 - Since inception*

Capital Growth                  A              4/20/90-1/31/98 - Since inception
Capital Growth                  A              2/1/93-1/31/98 - Five year
Capital Growth                  A              2/1/97-1/31/98 - One year
Capital Growth                  B              5/1/96-1/31/98 - Since inception
Capital Growth                  B              2/1/97-1/31/98 - One year
Capital Growth                  C              8/15/97-1/31/98 - Since inception*
Capital Growth                  Institutional  8/15/97-1/31/98 - Since inception*
Capital Growth                  Service        4/20/90-1/31/98 - Since inception
Capital Growth                  Service        2/1/93-1/31/98 - Five year
Capital Growth                  Service        2/1/97-1/31/98 - One year

Mid Cap Equity                  A              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  B              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  C              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  Institutional  8/1/95-1/31/98 - Since inception
Mid Cap Equity                  Institutional  2/1/97-1/31/98 - One year
Mid Cap Equity                  Service        8/15/97-1/31/98 - Since inception

International Equity            A              12/1/92-1/31/98 - Since inception
International Equity            A              2/1/93-1/31/98 - Five year
International Equity            A              2/1/97-1/31/98 - One year
International Equity            B              5/1/96-1/31/98 - Since inception
International Equity            B              2/1/97-1/31/98 - One year
International Equity            C              8/15/97-1/31/98 - Since inception*
International Equity            Institutional  2/7/96-1/31/98 - Since inception
International Equity            Institutional  2/1/97-1/31/98 - One year

International Equity            Service        3/6/96-1/31/98 - Since inception
International Equity            Service        2/1/97-1/31/98 - One year

Small Cap Value                 A              10/22/92-1/31/98 - Since inception
Small Cap Value                 A              2/1/93-1/31/98 - Five year
Small Cap Value                 A              2/1/97-1/31/98 - One year
Small Cap Value                 B              5/1/96-1/31/98 - Since inception
Small Cap Value                 B              2/1/97-1/31/98 - One year
Small Cap Value                 C              8/15/97-1/31/98 - Since inception*
Small Cap Value                 Institutional  8/15/97-1/31/98 - Since inception*
Small Cap Value                 Service        10/22/92-1/31/98 - Since inception*
Small Cap Value                 Service        2/1/93-1/31/98 - Five year
Small Cap Value                 Service        2/1/97-1/31/98 - One year

Asia Growth                     A              7/8/94-1/31/98 - Since inception
Asia Growth                     A              2/1/97-1/31/98 - One year
Asia Growth                     B              5/1/96-1/31/98 - Since inception
Asia Growth                     B              2/1/97-1/31/98 - One year
Asia Growth                     C              8/15/97-1/31/98 - Since inception*
Asia Growth                     Institutional  2/2/96-1/31/98 - Since inception
Asia Growth                     Institutional  2/1/97-1/31/98 - One year
Asia Growth                     Service        7/8/94-1/31/98 - Since inception
Asia Growth                     Service        2/1/97-1/31/98 - One year

__________________________
All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

  From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

  The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

  In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

  A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

  Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

  The Funds except the CORE International Equity, CORE Small Cap Equity, CORE Large Cap Growth, Japanese Equity and International Small Cap were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

  The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in
respect of assets specifically allocated to such class or series.   The Trustees
also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes:
Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

  Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

  Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

  Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

  Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

  Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

  Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

  It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

  Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of February 1, 1998 State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), P.O. Box 1992, Boston, MA 02105, was recordholder of 59.3% of Mid Cap Equity Fund's outstanding shares; Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 27.9% CORE Large Cap Growth Fund's outstanding shares; State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 13.4% and Marine Midland Bank as Trustee for Mark IV Ind. & Subs Employees Retirement Income Fund, P.O. Box 1329, Attention: Mutual Fund Processing, Buffalo, NY 14240-1329 was recordholder of 6.2% of CORE U.S. Equity Fund's outstanding shares; The Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004, was recordholder of 15.7% of CORE Small Cap Equity Funds outstanding shares; Goldman Sachs CORE International Omnibus A/C - Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 14.9%, Goldman Sachs CORE International Omnibus A/C - Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 12.8% and Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004 was recordholder of 29.9% of CORE International Equity Fund's outstanding shares. State Street Bank & Trust Company as Trustee (FBO Goldman Sachs Employee Pension
Plan) 200 Newport Ave., N. Quincy, MA 02170 was recordholder of 6.47% of Asia Growth Fund's outstanding shares; BJ McCloskey, WR Jordan, RL Brandstein Trustees McCloskey Trust, P.O. Box 7846, Aspen CO 81612 was recordholder of 21.1%, Goldman Sachs Seed Account, 4900 Sears Tower, Chicago, IL 60606 was recordholder of 6.5%, Ralph Lauren 1997 Crut 111 W 40th Street, NY, NY 10018 was recordholder of 23.9% and GTE Investment Management Corp., One Stamford Forum, Stamford, CT 06904 was recordholder of 15.6% of the Emerging Markets Fund's outstanding shares; Goldman, Sachs & Co. FBO Acct# 029108412 c/o Mutual Fund Ops, 85 Broad Street, NY, NY 10004 was recordholder of 5% of the CORE Small Cap Equity Fund's outstanding shares.

  Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

  The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

  The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising form such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

  The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

  The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

  The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholder, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

  The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

  Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

  In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

  The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                 TAXATION

  The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


GENERAL
=======

  Each Fund is a separate taxable entity. Japanese Equity and International Small Cap Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

  Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

  If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

  In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carry forwards expiring in 2002, 2003, and 2004, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

  Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

  A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

  Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

  If the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

  If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

  Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

  If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

  Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

  Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the

Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the capital gain. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

  Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

  When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. In general, the maximum long-term capital gain rate will be 20% (for gains on capital assets held more than 18 months) or 28% (for gains on capital gains held more than one year but not more than 18 months).
Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

  The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

  Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

  Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

  Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

  The audited financial statements and related Reports of Independent Public Accountants, contained in the 1998 Annual Report of each of the Funds (except Real Estate Securities, Japanese Equity and International Small Cap Funds), are incorporated herein by reference into this Additional Statement and attached hereto. No other part of the Annual or Semi-Annual Report is incorporated by reference herein.

                                 OTHER INFORMATION

  Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

  The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

  The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this

Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

  Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                  Appendix A

                         DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa:   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A:    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba:   Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B:    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca:   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C:    Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


----------
* The rating system described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard and Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                                      1-A

  Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

  1.   An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3.   There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

  AAA: An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA:   The obligor's capacity to meet its financial commitment on the obligation is very strong and differs from the higher rated issues only in small degree.

  A:    An obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB: An obligation is adequate protection parameter. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation.

  BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

  D:    Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  N.R.:  Not rated.

                                      2-A

                                  Appendix B

                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

  Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

  OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

  OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

  WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

  WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

  WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

  INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

  Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

  . Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $5.3 billion as of November 29, 1996.

  . With thirty-four offices around the world, Goldman Sachs employs over 9,000 professionals focused on opportunities in major markets.

  . The number one underwriter of all international equity issuers from (1993-1996).

  .    A research budget of $200 million for 1997.

  . Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).

  . The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).*

  . The number one lead manager for initial public offerings (IPOs) worldwide (1989-1996).


----------
*  Source:  Securities Data Corporation. Common stock ranking excludes REITs,
   ------------------------------------
   Investment Trusts and Rights.

                                      1-B

                 GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865     End of Civil War

1869     Marcus Goldman opens Goldman Sachs

1890     Dow Jones Industrial Average first published

1896     Goldman Sachs joins New York Stock Exchange


1906 Goldman Sachs takes Sears Roebuck & Co. public (longest-standing client relationship)

         Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956     Goldman Sachs co-manages Ford's public offering, the largest to date

1970     London office opens

1972     Dow Jones Industrial Average breaks 1000


1986     Goldman Sachs takes Microsoft public

1991 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico



1995     Dow Jones Industrial Average breaks 5000

1996     Goldman Sachs takes Deutsche Telecom public

         Dow Jones Industrial Average breaks 6000

1997     Dow Jones Industrial Average breaks 7000

         Goldman Sachs increases assets under management by 100% over 1996

                                      2-B

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS



                             SUBJECT TO COMPLETION
                               FEBRUARY 13, 1998

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                                 SERVICE SHARES

                          GOLDMAN SACHS BALANCED FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                    GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                  GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SAHCS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS SMALL CAP VALUE FUND
                       GOLDMAN SACHS JAPANESE EQUITY FUND
                   GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                   (Equity Portfolios of Goldman Sachs Trust)

                               One New York Plaza
                            New York, New York 10004

  This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Institutional Shares of Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Real Estate Securities Fund dated _______________, 1998, (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.


            TABLE OF CONTENTS

                                        Page
                                        ----

Introduction..........................  B-3
Investment Policies...................  B-4
Investment Restrictions...............  B-28
Management............................  B-30
Portfolio Transactions and Brokerage..  B-43
Net Asset Value.......................  B-48
Performance Information...............  B-49
Shares of the Trust...................  B-57
Taxation..............................  B-60
Financial Statements..................  B-65
Other Information.....................  B-65
Service Plans.........................  B-67
Appendix A:...........................  1-A
Appendix B:...........................  1-B

    The date of this Additional Statement is _________, 1998.

GOLDMAN, SACHS & CO.                               GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
Distributor                                        Investment Adviser to:
85 Broad Street                                    Goldman Sachs CORE U.S. Equity Fund and
New York, New York 10004                           Goldman Sachs Capital Growth Fund
                                                   One New York Plaza
GOLDMAN, SACHS & CO.                               New York, New York 10004
Transfer Agent
4900 Sears Tower                                   GOLDMAN SACHS ASSET MANAGEMENT
Chicago, Illinois 60606                            Investment Adviser to:
                                                   Goldman Sachs Balanced Fund,
GOLDMAN SACHS ASSET MANAGEMENT                     Goldman Sachs CORE Large Cap Growth Fund,
INTERNATIONAL                                      Goldman Sachs CORE Small Cap Equity Fund,
Investment Adviser to:                             Goldman Sachs CORE International Equity Fund,
Goldman Sachs International Equity Fund,           Goldman Sachs Growth and Income Fund,
Goldman Sachs Japanese Equity Fund,                Goldman Sachs Mid Cap Equity Fund,
Goldman Sachs International Small Cap Fund,        Goldman Sachs Small Cap Value Fund, and
Goldman Sachs Asia Growth Fund, and                Goldman Sachs Real Estate Securities Fund
Goldman Sachs Emerging Markets Equity Fund         One New York Plaza
133 Peterborough Court                             New York, New York 10004
London, England EC4A 2BB

                                              Toll free (in U.S.).......800-621-2550

                                 INTRODUCTION

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Japanese Equity Fund ("Japanese Equity Fund"), Goldman Sachs International Small Cap Fund ("International Small Cap Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

  The Funds except the Japanese Equity, International Small Cap, CORE Large Cap Growth, CORE International, CORE Small Cap Equity and Emerging Markets Equity Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, CORE Small Cap Equity Fund, CORE International Equity Fund, Capital Growth Fund, International Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds currently offer five classes of shares:
Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

  Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are sometimes referred to collectively herein as the "Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

  The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies. There is no assurance that each Fund will achieve its objective.

                                 INVESTMENT POLICIES

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
-------------

  The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

  Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK

  GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

  GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

  A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

  MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

  ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers -those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality -is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

  YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE
-----------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------

Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

  The investment strategy of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's gross income for its taxable year be derived from the sale or other disposition of stocks or securities or certain other investments (generally including options and futures contracts) held for less than three months.

  Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) in order to keep a Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

  THE MULTIFACTOR MODEL. The Multifactor Model is a rigorous computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

  Because it includes many disparate factors, the Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

  The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
-------------------------

  International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia."

  A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because International Equity Fund is a long-term holder of stocks, the portfolio managers adjust International Equity Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

  Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

  Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

  GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

  The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
--------------------------

  Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

  An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

  The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap

Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

  Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

  Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

  Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
-----------------

  A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
-------------------------------------

  The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
------------------

  Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Municipal Securities
--------------------

  Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
--------------------------

  GENERAL CHARACTERISTICS. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

  The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

  GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

  A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

  GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

  FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

  Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

  FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

  Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

  The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

  MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE U.S. Equity , CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); the is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

  The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

  DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

  Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

  Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of
    --------
the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of such mortgage loan
            --------
when paid by the mortgagor in subsequent monthly payments or at maturity.

  RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

  CREDIT ENHANCEMENT. Credit support falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

  SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

  In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

  The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among all
                                                     --------
certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

  ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

  VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

  OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

  Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

  Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

  CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage- backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

  CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

  Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

  A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
--------------------------------

  Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

Asset-Backed Securities
-----------------------

  Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

  Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

  Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

  Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE U.S. Equity and CORE Large Cap Growth Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

  FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

  When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

  Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

  HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

  On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

  OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

  OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

  Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

  Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

  WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

  A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

  Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

  In addition, a written call option or put option may be covered by maintaining cash or liquid assets (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

  A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets with a value equal to the exercise price in a segregated account with its custodian.

  A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

  PURCHASING OPTIONS. Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

  A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

  A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

  A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

  YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

  Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

  Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

  RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

  The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
-----------------------------

  Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

  Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

  Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
------------------

  Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

  Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

  Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

  Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

  Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

  To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

  Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia," below.

  A Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

  INVESTING IN EMERGING MARKETS , INCLUDING ASIA. CORE International Equity, International Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Countries issuers (in the case of International Small Cap, Emerging Markets Equity and International Equity Funds) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth
Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, CORE International Equity, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers; including Emerging Countries issuers. In addition, certain of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Fund's potential investment and management techniques entail special risks. Asia Growth Fund concentrates on companies that the Advisers believe are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. The Advisers believe that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead.

  The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have been relatively attractive. See "Risk Factors" in the Prospectus.

  Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

  Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

  Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

  Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Balanced, CORE International Equity, International Equity, International Small Cap, Emerging Markets

Equity and Asia Growth Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

  Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

  The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

  A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

  INVESTING IN JAPAN. The Japanese Equity Fund Invests in Japan's economy, the second-largest in the world, has grown substantially over the last three decades. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from non-performing loans. Numerous discount-rate cuts since its peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system ad spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

  In addition to the cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.

  While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

  Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and it is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

  Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

  At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

  A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

  Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia

Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

  A Fund's custodian will place cash or liquid assets into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

  While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

  Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

  WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

  A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

  A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

  A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

  A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

  In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

  Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

  SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

  A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

  The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
--------------------------------------------------------------------------
FLOORS AND COLLARS
------------------

  The Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

  A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

  A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

  The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The investment advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

  Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

  Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
----------------------------------

  Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
--------------------------

  A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

  Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange).

  The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

  SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

  The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risk Associated with Options Transactions," involved in the writing of options on securities.

  Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
---------------------

  Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

  For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

  As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

                            INVESTMENT RESTRICTIONS

  The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

  A Fund may not:

          (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

          (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

          (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

          (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

  Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

  In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

  A Fund may not:

     (a) Invest in companies for the purpose of exercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

  Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

Ashok N. Bakhru, 54                   Chairman                  Executive Vice President - Finance and
1325 Ave. of the Americas             & Trustee                 Administration and Chief Financial Officer, Coty
New York, NY  10019                                             Inc. (since April 1996); President, ABN Associates
                                                                (June 1994 through march 1996); Senior Vice
                                                                President of Scott Paper Company (until June
                                                                1994); Director of Arkwright Mutual Insurance
                                                                Company; Trustee of International House of
                                                                Philadelphia; Member of Cornell University
                                                                Council; Trustee of the Walnut Street Theater.

*David B. Ford, 52                    Trustee                   Managing Director, Goldman Sachs (since 1996);
One New York Plaza                                              General Partner, Goldman Sachs (1986-1996);
New York, NY  10004                                             Co-Head of Goldman Sachs Asset Management (since
                                                                December 1994).

*Douglas C. Grip, 36                  Trustee                   Vice President, Goldman Sachs (since May 1996);
One New York Plaza                    & President               President, MFS Retirement Services Inc. of
New York, NY  10004                                             Massachusetts Financial Services (prior thereto).

*John P. McNulty, 44                  Trustee                   Managing Director, Goldman Sachs (since 1996);
One New York Plaza                                              General Partner of Goldman Sachs (1990-1994 and
New York, NY  10004                                             1995-1996); Co-Head of Goldman Sachs Asset
                                                                Management (since November 1995); Limited Partner
                                                                of Goldman Sachs (1994 to November 1995).

Mary P. McPherson, 61                 Trustee                   President of Bryn Mawr College (since 1978);
Taylor Hall                                                     Director of Josiah Macy, Jr., Foundation (since
Bryn Mawr, PA  19010                                            1977); Director of the Philadelphia
                                                                Contributionship (since 1985); Director of Amherst
                                                                College (since 1986); Director of Dayton Hudson
                                                                Corporation (since 1988); Director of the Spenser
                                                                Foundation (since 1993); and member of PNC
                                                                Advisory Board (since 1993).

*Alan A. Shuch, 49                    Trustee                   Limited Partner, Goldman Sachs (since 1994);
One New York Plaza                                              Director and Vice President of Goldman Sachs Funds
New York, NY  10004                                             Management Inc. (from April 1990 to November
                                                                1994); President and Chief Operating Officer, GSAM
                                                                (from September 1988 to November 1994).

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

Jackson W. Smart, 67                  Trustee                   Chairman, Executive Committee, First Commonwealth,
One Northfield Plaza #218                                       Inc. (a managed dental care company, since January
Northfield, IL  60093                                           1996); Chairman and Chief Executive Officer, MSP
                                                                Communications Inc. (a company engaged in radio
                                                                broadcasting) (since November 1988); Director,
                                                                Federal Express Corporation (since 1976); Evanston
                                                                Hospital Corporation (since 1980); First
                                                                Commonwealth, Inc. (since 1988); and North
                                                                American private Equity Group (a venture capital
                                                                fund).

William H. Springer, 68               Trustee                   Vice Chairman and Chief Financial and
701 Morningside Drive                                           Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                          1991) of Ameritech (a telecommunications holding
                                                                company); Director, Walgreen Co. (a retail drug
                                                                store business); Director of Baker, Fentress & Co.
                                                                (a closed-end, non-diversified management
                                                                investment company) (April 1992 to present).

Richard P. Strubel, 58                Trustee                   Managing Director, Tandem Partners, Inc. (since
70 West Madison St., Suite 1400                                 1990); President and Chief Executive Officer,
Chicago, IL  60602                                              Microdot, Inc. (a diversified manufacturer of
                                                                fastening system and connectors) (January 1984 to
                                                                October 1994).

*Scott M. Gilman, 38                  Treasurer                 Director, Mutual Funds Administration, Goldman
One New York Plaza                                              Sachs Asset Management (since April 1994);
New York, NY  10004                                             Assistant Treasurer, Goldman Sachs Funds
                                                                Management, Inc. (since March 1993); Vice
                                                                President, Goldman Sachs (since March 1990).

*John M. Perlowski, 33                Assistant Treasurer       Vice President, Goldman Sachs (since July 1995);
One New York Plaza                                              Director, Investors Bank and Trust (November 1993
New York, NY  10004                                             to July 1995); Audit manager of Arthur Andersen
                                                                LLP (prior thereto).

*John W. Mosior, 59                   Vice President            Vice President, Goldman Sachs and Manager of
4900 Sears Tower                                                Shareholder Servicing of GSAM (since November
Chicago, IL  60606                                              1989).

*Nancy L. Mucker, 48                  Vice President            Vice President, Goldman Sachs (since April 1985);
4900 Sears Tower                                                Manager of Shareholder Servicing of GSAM since
Chicago, IL  60606                                              November 1989).

NAME, AGE                             POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                DURING PAST 5 YEARS

James A. Fitzpatrick, 33              Vice President            Vice President of Goldman Sachs Asset Management
4900 Sears Tower                                                (since April 1997); Vice President and General
Chicago, IL  60606                                              Manager, First Data Corporation - Investor
                                                                Services Group (prior thereto).

*Michael J. Richman, 37               Secretary                 Associate General Counsel of the Mutual Funds
85 Broad Street                                                 Group of Goldman Sachs Asset Management (since
New York, NY  10004                                             December 1997); Associate General Counsel of
                                                                Goldman Sachs Asset Management (February 1994 to
                                                                December 1997).  Vice President and Assistant
                                                                General Counsel of Goldman Sachs (since June
                                                                1992); Counsel to the Funds Group, GSAM (since
                                                                1992); Partner, Hale and Dorr (September 1991 to
                                                                June 1992).

*Howard B. Surloff, 32                Assistant Secretary       Assistant General Counsel, Goldman Sachs Asset
85 Broad Street                                                 Management and Associate General Counsel to the
New York, NY  10004                                             Funds Group (since December 1997); Assistant
                                                                General Counsel and Vice President, Goldman Sachs
                                                                (since November 1993 and May 1994, respectively);
                                                                Associate of Shereff, Friedman, Hoffman & Goodman
                                                                (prior thereto).

*Valerie A. Zondorak,32               Assistant Secretary       Vice President, Goldman Sachs (since March 1997);
85 Broad Street                                                 Assistant General Counsel, Goldman Sachs Asset
New York, NY  10004                                             Management and Assistant General Counsel to the
                                                                Funds Group (since December, 1997), Associate of
                                                                Shereff, Friedman, Hoffman, & Goodman (prior
                                                                thereto).

*Steven E. Hartstein, 34              Assistant Secretary       Legal Products Analyst, Goldman Sachs (June 1993
85 Broad Street                                                 to present); Funds Compliance Officer, Citibank
New York, NY  10004                                             Global Asset Management (August 1991 to June 1993).

*Deborah Farrell, 26                  Assistant Secretary       Administrative Assistant, Goldman Sachs (January
85 Broad Street                                                 1996 to present); Secretary, Goldman Sachs
New York, NY  10004                                             (January 1994 to January 1996); Secretary, Cleary,
                                                                Gottlieb, Steen and Hamilton (September 1990 to
                                                                January 1994).

*Kaysie P. Uniacke, 37                Assistant Secretary       Managing Director (since November 1997); Vice
One New York Plaza                                              President and Senior Portfolio Manager, Goldman
New York, NY  10004                                             Sachs Asset Management (1988 to present).

*Elizabeth D. Anderson, 28            Assistant Secretary       Portfolio Manager, GSAM (April 1996 to present);
One New York Plaza                                              Junior Portfolio Manager, Goldman Sachs Asset
New York, NY  10004                                             Management (1995 to April 1996); Funds Trading
                                                                Assistant, GSAM (1993 - 1995); Compliance Analyst,
                                                                Prudential Insurance (1991 through 1993).

     As of February1, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

[TO BE UPDATED]

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1998:


                              Aggregate Compensation    Pension or Retirement Benefits     Total Compensation from Goldman Sachs
    Name of Trustee              from the Funds**     Accrued as Part of Funds' Expenses    Mutual Funds (including the Funds)*
    ---------------              ----------------     ----------------------------------    ----------------------------------
Ashok N. Bakhru                  _________                             0                                  __________
David B. Ford                            0                             0                                           0
Douglas C. Grip                          0                             0                                           0
John P. McNulty                          0                             0                                           0
Mary P. McPhearson                       0                             0                                           0
Alan A. Shuch                            0                             0                                           0
Jackson W. Smart                 _________                             0                                  __________
William H. Springer              _________                             0                                  __________
Richard P. Strubel               _________                             0                                  __________


______________

     *    The Goldman Sachs Funds consisted of __ mutual funds on January 31,
          1998.

     ** Effective May 1, 1997, the Funds were reorganized from series of Goldman Sachs Equity Portfolios, Inc. (the "Corporation") into the Trust. The amounts shown in the column reflect compensation paid to the Trustees by the Corporation.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, the Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories:
Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets.
Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

     Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

     The Japanese Equity and International Small Cap Funds' management agreement were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement on January 28, 1998. The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 30, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Japanese Equity, International Small Cap and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Growth Fund approved these arrangements on April 30, 1997. The sole shareholders of the CORE Small Cap Equity and CORE International Equity Funds approved these arrangements on August 13, 1997. The sole shareholder of the Japanese Equity and the International Small Cap Funds approved these arrangements on _______, 1998. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly of such Fund's average daily net assets. In addition, the Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

                                            Management          Management
                                            With Fee            Without Fee
Fund                                        Limitations         Limitations
----                                        -----------         -----------
GSAM

Balanced Fund                               0.65%               0.65%
Growth and Income Fund                      0.70%               0.70%
CORE Large Cap Growth Fund                  0.60%               0.75%
CORE Small Cap Equity Fund                  0.75%               0.85%
CORE International Equity Fund              0.75%               0.85%
Mid Cap Equity Fund                         0.75%               0.75%
Small Cap Value Fund                        1.00%               1.00%
Real Estate Securities Fund                 N/A                 N/A


GSFM
CORE U.S. Equity Fund                       0.59%               0.75%
Capital Growth Fund                         1.00%               1.00%

GSAMI
International Equity Fund                   0.89%               1.00%
Japanese Equity Fund                        0.90%               1.00%
International Small Cap Fund                1.10%               1.20%
Emerging Markets Equity Fund                1.10%               1.20%
Asia Growth Fund                            0.86%               1.00%

     GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

     For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows:

                                                         1998               1997                 1996
                                                         ====               ====                 ====

Balanced Fund                                         $                 $   402,183          $   193,041
Growth and Income Fund                                                    3,541,318            2,225,553
CORE U.S. Equity Fund                                                     1,667,381/3/           817,563/3/
CORE Large Cap Growth Fund/1/                                                   N/A                  N/A
CORE Small Cap Equity Fund/1/                                                   N/A                  N/A
CORE International Equity Fund/1/                                               N/A                  N/A
Capital Growth Fund                                                       8,697,265            9,335,745
Mid Cap Equity Fund                                                         964,945              489,043
International Equity Fund                                                 4,124,076/3/         2,794,872/2/
Small Cap Value Fund                                                      2,130,703            2,908,839
Japanese Equity Fund/4/                                 N/A                     N/A                  N/A
International Small Cap Fund/4/                         N/A                     N/A                  N/A
Emerging Market Equity Fund/1/                                                  N/A                  N/A
Asia Growth Fund                                                          2,221,857/3/         1,563,641/2/
Real Estate Securities Fund/4/                          N/A                     N/A                  N/A

----------------------------

1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, December 15, 1997.
2 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.59%, 0.89% and 0.86%, respectively of CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets.

3 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.59%, 0.89% and 0.86%, respectively, of the CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets. For the fiscal year ended January 31, 1996, had limitations not been in effect, CORE U.S. Equity Fund would have paid $1,019,639 in investment management fees. For the fiscal year ended January 31, 1997, had limitations not been in effect, CORE U.S. Equity, International Equity and Asia Growth Funds would have paid $2,119,552, $4,638,203 and $2,583,555, respectively, in investment management fees. For the fiscal year ended January 31, 1998, had limitation not been in effect __________ Funds would have paid ___________ respectively, in investment management fees.
4  Not Operational.

     Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advisers; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal year ended January 31, 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1996 and 1997.

     Goldman Sachs retained the following commissions on sales of Class A, Class B and Class C Shares during the following periods:

                                                                        1998              1997                1996
                                                                        ====              ====                ====

Balanced Fund                                                                             $  94,000            $ 28,000
Growth and Income Fund                                                                      555,000             771,000
CORE U.S. Equity Fund                                                                       380,000             108,000
CORE Large Cap Growth Fund/1/                                                                   N/A                 N/A
CORE Small Cap Equity Fund/1/                                                                   N/A                 N/A
CORE International Equity Fund/1/                                                               N/A                 N/A
Capital Growth Fund                                                                         323,000             523,000
International Equity Fund                                                                 1,563,000             211,000
Small Cap Value Fund                                                                        219,000             202,000
Japanese Equity Fund/2/                                                 N/A                     N/A                 N/A
International Small Cap Fund/2/                                         N/A                     N/A                 N/A
Emerging Market Equity Fund/1/                                                                  N/A                 N/A
Asia Growth Fund                                                                          1,397,000             507,000
Real Estate Securities Fund/2/                                                                  N/A                 N/A

---------------

1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997,
     respectively.

2    Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence for transfer agency services performed were as follows:

                                              Class A, B & C       Class A & B            Class A
                                                   1998                1997                 1996
                                                   ====                ====                 ====

Balanced Fund                                                          $148,576              $ 72,067
Growth and Income Fund                                                  870,527               542,671
CORE U.S. Equity Fund                                                   319,246               103,682
CORE Large Cap Growth Fund/1/                                               N/A                   N/A
CORE Small Cap Equity Fund/1/                                               N/A                   N/A
CORE International Equity Fund/1/                                           N/A                   N/A
Capital Growth Fund                                                     908,310               549,844
International Equity Fund                                               586,243               129,313
Small Cap Value Fund                                                    511,883               254,292
Japanese Equity Fund/2/                              N/A                    N/A                   N/A
International Small Cap Fund/2/                      N/A                    N/A                   N/A
Emerging Markets Equity Fund/1/                                             N/A                   N/A
Asia Growth Fund                                                        385,114               192,097
Real Estate Securities Fund/2/                                              N/A                   N/A

                                 Institutional Shares             Service Shares         Institutional Shares
                                 1998            1997           1998          1997              1996
                                 ====            ====           ====          ====              ====
Balanced Fund/1/                              $   N/A                       $  N/A         $     N/A
Growth and Income Fund                             15                          488               N/A
CORE U.S. Equity Fund/3/                          N/A                          N/A            11,571
CORE Large Cap Growth Fund/1/                     N/A                          N/A               N/A
CORE Small Cap Equity Fund/1/                     N/A                          N/A               N/A
CORE International Equity                         N/A                          N/A               N/A
 Fund/1/
Capital Growth Fund/1/                            N/A                          N/A               N/A
Mid Cap Equity Fund/1/                         51,464                          N/A            26,082
International Equity Fund/3/                      N/A                          N/A               N/A
Small Cap Value Fund/1/                           N/A                          N/A               N/A
Japanese Equity Fund/2/                           N/A                          N/A               N/A
International Small Cap Fund/2/                   N/A                          N/A               N/A
Emerging Markets Equity Fund/1/                   N/A                          N/A               N/A
Asia Growth Fund/3/                               N/A                          N/A               N/A
Real Estate Securities Fund/2/                    N/A                          N/A               N/A

---------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.

2  Not Operational.

3  Contractually set to 0.


  The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.


EXPENSES
========

  Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer, service and administration plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer, service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

  The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                 Other
                                                Expenses
                                                --------
    Balanced Fund                                0.10%
    Growth and Income Fund                       0.11%
    CORE U.S. Equity Fund                        0.06%
    CORE Large Cap Growth Fund                   0.05%
    CORE Small Cap Equity Fund                   0.20%
    CORE International Equity Fund               0.25%
    Mid Cap Equity Fund                          0.10%
    International Equity Fund                    0.20%
    Japanese Equity Fund                         0.10%
    International Small Cap Fund                 0.30%
    Emerging Markets Equity Fund                 0.16%
    Asia Growth Fund                             0.24%

  Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

  Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

  For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:


                                               1998               1997                1996
                                               ====               ====                ====
Balanced Fund                                                   $319,552             $192,405
Growth and Income Fund                                                 0                    0
CORE U.S. Equity Fund                                            104,833              110,581
CORE Large Cap Growth Fund/1/                                        N/A                  N/A
CORE Small Cap Equity Fund/1/                                        N/A                  N/A
CORE International Equity Fund/1/                                    N/A                  N/A
Capital Growth Fund                                                  N/A                  N/A
Mid Cap Equity Fund                                               72,441               85,515
International Equity Fund                                        144,265                  N/A
Small Cap Value Fund                                                 N/A                  N/A
Japanese Equity Fund/2/                           N/A                N/A                  N/A
International Small Cap Fund/2/                   N/A                N/A                  N/A
Emerging Markets Equity Fund/1/                                      N/A                  N/A
Asia Growth Fund                                                  50,407                    0
Real Estate Securities Fund/2/                                       N/A                  N/A

---------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.
2  Not operational.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     _____________, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, ______________ prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:

                                                      Total        Total      Brokerage
                                                    Brokerage    Amount of   Commissions
                                         Total     Commissions  Transaction     Paid
                                       Brokerage     Paid to     on which    to Brokers
                                      Commissions  Affiliated   Commissions   Providing
                                         Paid        Persons       Paid       Research
                                      ===========  ===========  ===========  ===========
Fiscal Year Ended
January 31, 1998:

Balanced Fund
Growth and Income Fund
CORE U.S. Equity Fund
CORE Large Cap Growth Fund
CORE Small Cap Equity Fund
CORE International Equity Fund
Capital Growth Fund
Mid Cap Equity Fund
International Equity Fund
Small Cap Value Fund
Emerging Markets Equity Fund
Asia Growth Fund
Real Estate Securities Fund

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                               Total              Total         Brokerage
                                                             Brokerage          Amount of      Commissions
                                                Total       Commissions        Transaction        Paid
                                              Brokerage       Paid to           on which       to Brokers
                                             Commissions     Affiliated        Commissions      Providing
                                                Paid          Persons             Paid          Research
                                             ===========  ================  =================  ===========
Fiscal Year Ended
January 31, 1997:
Balanced Fund                                 $   62,072  $  5,112 (8%)/1/  $ 1,057,742(15%)/2/    $     0
Growth and Income Fund                           779,396    77,587(10%)/1/    13,310,208(9%)/2/          0
CORE U.S. Equity Fund                            279,620          0(0%)/1/     6,706,824(0%)/2/          0
CORE Large Cap Growth Fund/3/                        N/A               N/A                  N/A        N/A
CORE Small Cap Equity Fund/3/                        N/A               N/A                  N/A        N/A
CORE International Equity Fund/3/                    N/A               N/A                  N/A        N/A
Capital Growth Fund                            1,460,140   304,052(21%)/1/    29,920,578(1%)/2/     42,039
Mid Cap Equity Fund                              364,294     22,134(6%)/1/     6,655,100(7%)/2/          0
International Equity Fund                      1,529,436             0(0%)    48,059,958(0%)/2/          0
Small Cap Value Fund                             758,205     36,087(5%)/1/    16,439,842(1%)/2/          0
Emerging Markets Equity Fund/3/                      N/A               N/A                  N/A        N/A
Asia Growth Fund                               1,554,313     50,624(3%)/1/   102,609,295(4%)/2/          0
Real Estate Securities Fund/3/                       N/A               N/A                  N/A        N/A

                                                              Total                Total               Brokerage
                                                            Brokerage            Amount of            Commissions
                                                Total      Commissions          Transaction              Paid
                                              Brokerage      Paid to              on which            to Brokers
                                             Commissions    Affiliated          Commissions            Providing
                                                Paid         Persons                Paid               Research
                                                ====         =======                ====               ========
Fiscal Year Ended
January 31, 1996:
Balanced Fund                                 $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                           841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE U.S. Equity Fund                            121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3/                        N/A               N/A                     N/A          N/A
CORE Small Cap Equity Fund/3/                        N/A               N/A                     N/A          N/A
CORE International Equity Fund/3/                    N/A               N/A                     N/A          N/A
Capital Growth Fund                            1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                              315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund                      1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                             690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
Emerging Markets Equity Fund/3/                      N/A               N/A                     N/A          N/A
Asia Growth Fund                               1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/3/                       N/A               N/A                     N/A          N/A


----------------------------

1  Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3  Not operational.

During the fiscal year ended January 31, 1998, the Trust acquired and sold securities of its regular broker-dealers: all brokers below and JP Morgan. As of January 31, 1998, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

[TO BE UPDATED]

Fund                          Broker/Dealer             Amount
----                          -------------             ------

Balanced Fund

Growth and Income Fund

Core US Equity Fund

Capital Growth Fund

Mid Cap Equity Fund

Small Cap Value Fund



                                 NET ASSET VALUE

  Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

  In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

  Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) debt securities will be valued using a pricing service approved by the Trustees if such prices are believed by the investment adviser to accurately represent market value; (c) overnight repurchase agreements will be valued by the investment adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least two dealers or, for term repurchase agreements, recognized counterparties; (e) debt securities with a remaining maturity of 60 days or less are valued by the investment adviser at amortized cost, which the Trustees have determined to approximate fair value; (e) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (i) all other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation. If accurate quotations are not readily available, such contracts will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank. If broker quotes are used, the portfolio manager/trader will identify one independent unaffiliated broker from whom the custodian bank will obtain prices daily and another independent unaffiliated broker from whom the custodian bank will obtain quotes at least weekly. The custodian bank will promptly notify the portfolio manager/trader and a member of the GSAM Valuation Committee or a designee thereof of any deviations equal to or greater than 3% between the weekly quote and the daily quotes for the date that the weekly quotes were obtained. The investment adviser will promptly provide instructions to the custodian bank. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation.

  Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

  The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.


                                 PERFORMANCE INFORMATION

  A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

  Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

  Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

  Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

  From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements;
(j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000
Index -Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (t) the FT-Actuaries Europe and Pacific Index; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; and (w) information produced by Micropal, Inc.. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

  Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


     . cost associated with aging parents;

     . funding a college education (including its actual and estimated cost);

     . health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     . the benefits of international and emerging market investments;

     . the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     . performance of securities markets of specific countries and regions; and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to

Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                                                                    Assuming no
                                                                                                                     voluntary
                                                                                                                 waiver of fees and
                                                                                                                     no expense
                                                                                                                  reimbursements
                                                                                                               --------------------
                                                                                  Assumes     Assumes           Assumes     Assumes
                                                                                  5.5% sales  no sales          5.5% sales  no sale
Fund                           Class          Time Period                         charge      charge            charge      charge
----                           -----          -----------                         ------      ------            ------      ------
Balanced Fund                  A              10/12/94-1/31/98 - Since inception
Balanced Fund                  A              2/1/97-1/31/98 - One year
Balanced Fund                  B              5/1/96-1/31/97 - Since inception
Balanced Fund                  B              2/1/97-1/31/98 - One year
Balanced Fund                  C              8/15/97-1/31/98 - Since inception*
Balanced Fund                  Institutional  8/15/97-1/31/98 - Since inception*
Balanced Fund                  Service        10/24/94-1/31/98 - Since inception
Balanced Fund                  Service        2/1/97-1/31/98 - One year

Growth and Income              A              2/5/93-1/31/98 - Since inception
Growth and Income              A              2/1/97-1/31/98 - One year
Growth and Income              B              5/1/96-1/31/98 - Since inception
Growth and Income              B              2/1/97-1/31/98 - One year
Growth and Income              C              8/15/97-1/31/98 - Since inception*
Growth and Income              Institutional  6/3/96-1/31/98 - Since inception
Growth and Income              Institutional  2/1/97-1/31/98 - One year
Growth and Income              Service        3/6/96-1/31/98 - Since inception
Growth and Income              Service        2/1/97-1/31/98 - One year

CORE U.S. Equity               A              5/24/91-1/31/98 - Since inception
CORE U.S. Equity               A              2/1/93-1/31/98 - Five year
CORE U.S. Equity               A              2/1/97-1/31/98 - One year
CORE U.S. Equity               B              5/1/96-1/31/98 - Since inception
CORE U.S. Equity               B              2/1/97-1/31/98 - One year
CORE U.S. Equity               C              8/15/97-1/31/98 - Since inception*
CORE U.S. Equity               Institutional  6/15/95-1/31/98 - Since inception
CORE U.S. Equity               Institutional  2/1/97-1/31/98 - One year
CORE U.S. Equity               Service        6/7/96-1/31/98 - Since inception
CORE U.S. Equity               Service        2/1/97-1/31/98 - One year

CORE Large Cap Growth          A              11/1/91-1/31/98 - Since inception
CORE Large Cap Growth          A              2/1/93-1/31/98 - Five year
CORE Large Cap Growth          A              2/1/97-1/31/98 - One year
CORE Large Cap Growth          B              5/1/97-1/31/98 - Since inception*

                                                                                                                    Assuming no
                                                                                                                     voluntary
                                                                                                                 waiver of fees and
                                                                                                                     no expense
                                                                                                                  reimbursements
                                                                                                               --------------------
                                                                                  Assumes     Assumes           Assumes     Assumes
                                                                                  5.5% sales  no sales          5.5% sales  no sale
Fund                           Class          Time Period                         charge      charge            charge      charge
----                           -----          -----------                         ------      ------            ------      ------
CORE Large Cap Growth           C              8/15/97-1/31/98 - Since inception*
CORE Large Cap Growth           Institutional  11/1/91-1/31/98 - Since inception
CORE Large Cap Growth           Institutional  2/1/93-1/31/98 - Five year
CORE Large Cap Growth           Institutional  2/1/97-1/31/98 - One year
CORE Large Cap Growth           Service        5/1/97-1/31/98 - Since inception*

Capital Growth                  A              4/20/90-1/31/98 - Since inception
Capital Growth                  A              2/1/93-1/31/98 - Five year
Capital Growth                  A              2/1/97-1/31/98 - One year
Capital Growth                  B              5/1/96-1/31/98 - Since inception
Capital Growth                  B              2/1/97-1/31/98 - One year
Capital Growth                  C              8/15/97-1/31/98 - Since inception*
Capital Growth                  Institutional  8/15/97-1/31/98 - Since inception*
Capital Growth                  Service        4/20/90-1/31/98 - Since inception
Capital Growth                  Service        2/1/93-1/31/98 - Five year
Capital Growth                  Service        2/1/97-1/31/98 - One year

Mid Cap Equity                  A              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  B              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  C              8/15/97-1/31/98 - Since inception*
Mid Cap Equity                  Institutional  8/1/95-1/31/98 - Since inception
Mid Cap Equity                  Institutional  2/1/97-1/31/98 - One year
Mid Cap Equity                  Service        8/15/97-1/31/98 - Since inception

International Equity            A              12/1/92-1/31/98 - Since inception
International Equity            A              2/1/93-1/31/98 - Five year
International Equity            A              2/1/97-1/31/98 - One year
International Equity            B              5/1/96-1/31/98 - Since inception
International Equity            B              2/1/97-1/31/98 - One year
International Equity            C              8/15/97-1/31/98 - Since inception*
International Equity            Institutional  2/7/96-1/31/98 - Since inception
International Equity            Institutional  2/1/97-1/31/98 - One year

International Equity            Service        3/6/96-1/31/98 - Since inception
International Equity            Service        2/1/97-1/31/98 - One year

Small Cap Value                 A              10/22/92-1/31/98 - Since inception
Small Cap Value                 A              2/1/93-1/31/98 - Five year
Small Cap Value                 A              2/1/97-1/31/98 - One year
Small Cap Value                 B              5/1/96-1/31/98 - Since inception
Small Cap Value                 B              2/1/97-1/31/98 - One year
Small Cap Value                 C              8/15/97-1/31/98 - Since inception*
Small Cap Value                 Institutional  8/15/97-1/31/98 - Since inception*
Small Cap Value                 Service        10/22/92-1/31/98 - Since inception*
Small Cap Value                 Service        2/1/93-1/31/98 - Five year
Small Cap Value                 Service        2/1/97-1/31/98 - One year

Asia Growth                     A              7/8/94-1/31/98 - Since inception
Asia Growth                     A              2/1/97-1/31/98 - One year
Asia Growth                     B              5/1/96-1/31/98 - Since inception
Asia Growth                     B              2/1/97-1/31/98 - One year
Asia Growth                     C              8/15/97-1/31/98 - Since inception*
Asia Growth                     Institutional  2/2/96-1/31/98 - Since inception
Asia Growth                     Institutional  2/1/97-1/31/98 - One year
Asia Growth                     Service        7/8/94-1/31/98 - Since inception
Asia Growth                     Service        2/1/97-1/31/98 - One year

__________________________
All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

  From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

  The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

  In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

  A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

  Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

  The Funds except the CORE International Equity, CORE Small Cap Equity, CORE Large Cap Growth, Japanese Equity and International Small Cap were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

  The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in
respect of assets specifically allocated to such class or series.   The Trustees
also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes:
Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

  Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

  Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

  Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

  Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

  Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

  Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

  It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

  Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of February 1, 1998 State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), P.O. Box 1992, Boston, MA 02105, was recordholder of 59.3% of Mid Cap Equity Fund's outstanding shares; Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 27.9% CORE Large Cap Growth Fund's outstanding shares; State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 13.4% and Marine Midland Bank as Trustee for Mark IV Ind. & Subs Employees Retirement Income Fund, P.O. Box 1329, Attention: Mutual Fund Processing, Buffalo, NY 14240-1329 was recordholder of 6.2% of CORE U.S. Equity Fund's outstanding shares; The Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004, was recordholder of 15.7% of CORE Small Cap Equity Funds outstanding shares; Goldman Sachs CORE International Omnibus A/C - Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 14.9%, Goldman Sachs CORE International Omnibus A/C - Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 12.8% and Goldman Sachs Group LP Seed Account, 85 Broad Street, New York, New York 10004 was recordholder of 29.9% of CORE International Equity Fund's outstanding shares. State Street Bank & Trust Company as Trustee (FBO Goldman Sachs Employee Pension
Plan) 200 Newport Ave., N. Quincy, MA 02170 was recordholder of 6.47% of Asia Growth Fund's outstanding shares; BJ McCloskey, WR Jordan, RL Brandstein Trustees McCloskey Trust, P.O. Box 7846, Aspen CO 81612 was recordholder of 21.1%, Goldman Sachs Seed Account, 4900 Sears Tower, Chicago, IL 60606 was recordholder of 6.5%, Ralph Lauren 1997 Crut 111 W 40th Street, NY, NY 10018 was recordholder of 23.9% and GTE Investment Management Corp., One Stamford Forum, Stamford, CT 06904 was recordholder of 15.6% of the Emerging Markets Fund's outstanding shares; Goldman, Sachs & Co. FBO Acct# 029108412 c/o Mutual Fund Ops, 85 Broad Street, NY, NY 10004 was recordholder of 5% of the CORE Small Cap Equity Fund's outstanding shares.

  Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

  The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

  The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising form such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

  The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

  The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

  The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholder, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

  The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

  Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

  In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

  The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                 TAXATION

  The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


GENERAL
=======

  Each Fund is a separate taxable entity. Japanese Equity and International Small Cap Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

  Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

  If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

  In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carry forwards expiring in 2002, 2003, and 2004, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

  Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

  A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

  Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

  If the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

  If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

  Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

  If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

  Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

  Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the

Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the capital gain. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

  Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

  When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. In general, the maximum long-term capital gain rate will be 20% (for gains on capital assets held more than 18 months) or 28% (for gains on capital gains held more than one year but not more than 18 months).
Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

  The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

  Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

  Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

  Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

  The audited financial statements and related Reports of Independent Public Accountants, contained in the 1998 Annual Report of each of the Funds (except Real Estate Securities, Japanese Equity and International Small Cap Funds), are incorporated herein by reference into this Additional Statement and attached hereto. No other part of the Annual or Semi-Annual Report is incorporated by reference herein.

                                 OTHER INFORMATION

  Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

  The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

  The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this

Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

  Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                 SERVICE PLANS

Each Fund has adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares.
Pursuant to the Plan, each Fund enters into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund. (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from the Fund, working with the Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, each Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization.

Each Fund has adopted its Plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with a Fund, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing a Fund's method of operations or providing alternative means of offering Service Shares of the Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alternation of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, voted to approve each Plan and related Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on January 28, 1998. The Plans and Service Agreements will remain in effect until June 30, 1999 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Trustees. The Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds. In the Trustees' quarterly review of the Plans and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                  Appendix A

                         DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

---------------------------
* The rating system described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard and Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                                      1-A

  Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

  AAA: An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA: The obligor's capacity to meet its financial commitment on the obligation is very strong and differs from the higher rated issues only in small degree.

  A: An obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB: An obligation is adequate protection parameter. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation.

  BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

  D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  N.R.:  Not rated.

                                      2-A

                                   Appendix B

                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

  Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

  OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

  OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

  WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

  WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

  WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

  INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

  GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

  Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

 .      Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $5.3 billion as of November 29, 1996.

 .      With thirty-four offices around the world, Goldman Sachs employs over
       9,000 professionals focused on opportunities in major markets.

 .      The number one underwriter of all international equity issuers from
       (1993-1996).

 .      A research budget of $200 million for 1997.

 .      Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).

 .      The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).*

 .      The number one lead manager for initial public offerings (IPOs) worldwide
       (1989-1996).

------------------------------------
*  Source:  Securities Data Corporation.  Common stock ranking excludes REITs,
   ------------------------------------
   Investment Trusts and Rights.

                                      1-B

                 GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865             End of Civil War

1869             Marcus Goldman opens Goldman Sachs

1890             Dow Jones Industrial Average first published

1896             Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck Co. public (longest-standing client relationship)

                 Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956 Goldman Sachs co-manages Ford's public offering, the largest to date

1970             London office opens

1972             Dow Jones Industrial Average breaks 1000

1986             Goldman Sachs takes Microsoft public

1991 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995             Dow Jones Industrial Average breaks 5000

1996             Goldman Sachs takes Deutsche Telecom public

                 Dow Jones Industrial Average breaks 6000

1997             Goldman Sachs increases assets under management by 100% over

1996             Dow Jones Industrial Average breaks 7000




                                      2-B

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a)  Financial Statements

     Included in this Prospectus:

     To be filed by Amendment

Incorporated by reference into the Statement of Additional Information:

     To be filed by Amendment

(b)  Exhibits

     The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A); to Pre-Effective Amendment No. 1 to such Registration Statement (Reference B); to Post-Effective Amendment No. 1 to such Registration Statement (Reference
     C); to Post-Effective Amendment No. 2 to such Registration Statement (Reference D); to Post-Effective Amendment No. 4 to such Registration Statement (Reference F); to Post-Effective Amendment No. 12 to such Registration Statement (Reference M); to Post-Effective Amendment No. 14 to such Registration Statement (Reference O); to Post-Effective Amendment No. 15 to such Registration Statement (Reference P); to Post-Effective Amendment No. 16 to such Registration Statement (Reference Q); to Post-Effective Amendment No. 17 to such Registration Statement (Reference R);to Post-Effective Amendment No. 19 to such Registration Statement (Reference
     T); to Post-Effective Amendment No. 20 to such Registration Statement (Reference U); to Post-Effective Amendment No. 21 to such Registration Statement (Reference V); to Post-Effective Amendment No. 23 to such Registration Statement (Reference X); to Post-Effective Amendment No. 24 to such Registration Statement (Reference Y); to Post-Effective Amendment No. 25 to such Registration Statement (Reference Z); to Post-Effective Amendment No. 26 to such Registration Statement (Accession No. 0000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No.0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-0001867); and to Post-Effective Amendment

     No. 40 to such Registration Statement (Accession No. 0000950130-97-004495.

     The following exhibits are incorporated herein by reference to Goldman Sachs Equity Portfolios, Inc.'s Registration Statement on Form N-1A as initially filed (Reference A*); to Post-Effective Amendment No. 1 to such Registration Statement filed on September 28, 1990 (Reference C*); to Post-Effective Amendment No. 9 to such Registration Statement filed on April 1, 1993 (Reference G*); to Post-Effective Amendment No. 11 to such Registration Statement filed on March 31, 1994 (Reference I*); to Post-Effective Amendment No. 14 to such Registration Statement filed on November 30, 1995 (Reference L*); Post-Effective Amendment No. 16 to such Registration Statement filed on March 31, 1995 (Reference M*); and Post-Effective Amendment No. 17 to such Registration Statement filed on May 31, 1995 (Reference N*).

     The following exhibits are incorporated herein by reference to Goldman Sachs Money Market Trust's Registration Statement on Form N-1A as filed. Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form S-5 (Reference B**); to Registrant's Proxy Statement dated May 6, 1981 (Reference C**); to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Reference E**); to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (Reference F**); to Post-Effective Amendment no. 31 to Registrant's Registration Statement on Form N-1A (Reference I**);to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (Reference J**); to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (Reference K**); to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Reference M**); to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Reference N**); to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (Reference O**); to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (Reference P**); to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Reference R**); to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Reference S**); to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (Reference U**); to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (Reference Z**); and to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (Reference AA**).

     1(a). Agreement and Declaration of Trust. (Accession No. 0000950130-97-000573)

     1(b). Amendment No. 1 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     1(c). Amendment No. 2 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     2. By-laws of the Delaware business trust (Accession No. 0000950130-97-000573)

     3.        Not applicable.

     4.        Not applicable.

     5(a). Advisory Agreement between Registrant on behalf of GS Short-Term Government Agency Fund and Goldman, Sachs & Co. (Reference P)

     5(b). Advisory Agreement between Registrant on behalf of GS Adjustable Rate Government Agency Fund and Goldman Sachs Asset Management. (Reference P).

     5(c). Advisory Agreement between Registrant on behalf of GS short Duration Tax-Free Fund and Goldman, Sachs & Co. (Reference P)

     5(d). Advisory Agreement between Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset Management. (Reference T)

     5(e). Management Agreements on behalf of Delaware business trust (Accession No. 0000950130-97-000573)

     6. Distribution Agreement dated April 30, 1997 as amended October 21, 1997 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

     7.        Not applicable.

     8(a).     Custodian Agreement between Registrant and State Street Bank and
               Trust Company.   (Reference P)

     8(b). Form of Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company. (Reference B)

     8(c). Fee schedule relating to the Custodian Agreement between Registrant and State Street Bank and Trust Company. (Reference C)

     8(d). Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495)

     8(e). Form of Letter Agreement between Registrant and State Street Bank and Trust pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Reference C)

     8(f). Form of Amendment dated August, 1989 to the Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company relating to the indemnification of The Northern Trust Company. (Reference D)

     9(a). Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference P)

     9(b). Fee schedule relating to the Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference B)

     9(c) Fee schedule relating to Transfer Agency Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

     10.       Opinion of Drinker Biddle and Reath (Accession No. 0000950130-97-
               004495)

     10(a). Opinion of Morris, Nichols, Arsht & Tunnel - Delaware Counsel, dated April 16, 1997 (Accession No. 0000950130-97-001846)

     11.       Not applicable.

     12.       Not applicable.

     13.       Subscription Agreement with Goldman, Sachs & Co. (Reference B)

     14.       Not applicable.

     15(a). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Municipal Income Fund. (Reference P)

     15(b). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Government Income Fund (Reference O)

     15(c). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Global Income Fund. (Reference O)

     15(d). Distribution Plan Pursuant to Rule 12b-1 for GS Adjustable Rate Government Agency Fund-Class A Shares. (Reference Y)

     15(e). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Capital Growth Fund. (Reference C*)

     15(f). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Select Equity Fund.(Reference G*)

     15(g). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Small Cap Equity Fund.(Reference G*)

     15(h). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs International Equity Fund.(Reference G*)

     15(i). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Growth and Income Fund. (Reference G*)

     15(j). Form of Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Asia Growth Fund. (Reference I*)

     15(k). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Balanced Fund. (Reference L*)

     15(l). Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 of the Registrant (Reference N*).

     15(m).    Administration Plan and Service Plan of the Trust. (Reference X)

     16.       Schedule for Computation of Performance Data. (Reference V)

     18(a). Form of Plan entered into by Registrant pursuant to Rule 18f-3. (Reference Z)

     19. Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Sringer, Strubel, McNulty, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor (Accession No. 0000950130-97-000805)

     27.       Not applicable.

The following exhibits relating to Goldman Sachs Trust are filed herewith electronically pursuant to EDGAR rules:


     1(d). Amendment No.3 dated January 28, 1997 to the Agreement and Declaration of Trust.

     1(e). Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997

     5(a). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short

               Duration Government Fund and Goldman Sachs Funds Management, L.P.

     5(b). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Adjustable Rate Government Fund and Goldman Sachs Funds Management, L.P.

     5(c). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Asset Management.

     5(d). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Core Fixed Income Fund and Goldman Sachs Asset Management.

     5(e). Management Agreement dated January 28, 1998 on behalf of the Registrant and Goldman Sachs Asset Management, Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International.

     5(f). Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management.

     5(g) Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs - Institutional Liquid Assets and Goldman Sachs Asset Management.

     15(n). Class A Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998.

     15(o). Class B Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998.

     15(p). Class C Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998.

     19(a). Powers of Attorney dated October 21, 1997 on behalf of James A. Fitzpatrick and Valerie A. Zondorak.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------

                                    Number of
Title of Class                      Record Holders
--------------                      --------------

Treasury Obligations Portfolio

   ILA Units                                    726
   ILA Administration Units                      82
   ILA Service Units                              5
Treasury Instruments Portfolio
   ILA Units                                    297
   ILA Administration Units                      31
   ILA Service Units                              7
Federal Portfolio
   ILA Units                                  2,891
   ILA Administration Units                     581
   ILA Service Units                            109
Government Portfolio
   ILA Units                                  1,397
   ILA Administration Units                      62
   ILA Service Units                              5
Prime Obligations Portfolio
   ILA Class A                                   27
   ILA Units                                    749
   ILA Class B                                  108
   ILA Class C                                   20
   ILA Administration Units                      80
   ILA Service Units                            588
Money Market Portfolio
   ILA Units                                    724
   ILA Administration Units                     894
   ILA Service Units                              3
Tax-Exempt Diversified Portfolio
   ILA Class A                                   53
   ILA Units                                  2,477
   ILA Administration Units                      19
   ILA Service Units                             16
Tax-Exempt California Portfolio
   ILA Units                                    976
   ILA Administration Units                       1
   ILA Service Units                              1
Tax-Exempt New York Portfolio
   ILA Units                                    241
   ILA Administration Units                      61
   ILA Service Units                              1
Financial Square Treasury Obligations Fund
   FST Shares                                   372
   FST Administration Shares                    113
   FST Service Shares                           639
   FST Preferred Shares                           6
Financial Square Prime Obligations Fund
   FST Shares                                   432
   FST Administration Shares                    177
   FST Service Shares                           296
   FST Preferred Shares                           8
Financial Square Government Fund
   FST Shares                                   233
   FST Administration Shares                    204
   FST Service Shares                            91
   FST Preferred Shares                           6

Financial Square Money Market Fund
   FST Shares                                    529
   FST Administration Shares                     293
   FST Service Shares                            151
   FST Preferred Shares                           21
Financial Square Tax-Free Money Market Fund
   FST Shares                                    290
   FST Administration Shares                      46
   FST Service Shares                             77
   FST Preferred Shares                            4
Financial Square Treasury Instruments Fund
   FST Shares                                    138
   FST Administration Shares                      10
   FST Service Shares                              7
   FST Preferred Shares                            1
Financial Square Federal Fund
   FST Shares                                    223
   FST Administration Shares                      43
   FST Service Shares                            151
   FST Preferred Shares                            6
Financial Square Municipal Money Market Fund
   FST Shares                                      0
   FST Administration Shares                       0
   FST Service Shares                              0
   FST Preferred Shares                            0
Financial Square Premium Money Market Fund
   FST Shares                                     39
   FST Administration Shares                       2
   FST Service Shares                              2
   FST Preferred Shares                            2
Goldman Sachs Short Duration Government Fund
   Class A                                       107
   Class B                                        37
   Class C                                        24
   Institutional Shares                          342
   Administration Shares                          52
   Service Shares                                  3
Goldman Sachs Adjustable Rate Government Fund
   Class A                                       406
   Institutional Shares                          421
   Administration Shares                          20
   Service Shares                                  2
Goldman Sachs Short Duration Tax-Free Fund
 Class A                                         101
   Class B                                        12
   Class C                                        10
   Institutional Shares                          129
   Administration Shares                           3
   Service Shares                                  0
Goldman Sachs Core Fixed Income Fund
 Class A                                         273
   Class B                                        92

   Class C                                     52
   Institutional Shares                       217
   Administration Shares                       50
   Service Shares                               2
Goldman Sachs Global Income Fund
   Class A                                  3,322
   Class B                                    391
   Class C                                     75
   Institutional Shares                        51
   Service Shares                               4
Goldman Sachs Government Income Fund
   Class A                                  1,483
   Class B                                    461
   Class C                                    106
   Institutional Shares                         5
   Service Shares                               1
Goldman Sachs Municipal Income Fund
   Class A                                  1,599
   Class B                                     74
   Class C                                     19
   Institutional Shares                         2
   Service Shares                               1
Goldman Sachs High Yield Fund
   Class A                                  1,650
   Class B                                    567
   Class C                                    213
   Institutional Shares                         0
   Service Shares                               0
Goldman Sachs Capital Growth Fund
   Class A                                 37,639
   Class B                                  3,149
   Class C                                    397
   Institutional Shares                        10
   Service Shares                               5
Goldman Sachs CORE U.S. Equity Fund
   Class A                                 17,004
   Class B                                  3,996
   Class C                                    340
   Institutional Shares                        33
   Service Shares                               8
Goldman Sachs Small Cap Value Fund
   Class A                                 21,605
   Class B                                  4,014
   Class C                                    497
   Institutional Shares                        10
   Service Shares                               5
Goldman Sachs International Equity Fund
   Class A                                 28,731
   Class B                                  5,489
   Class C                                    279
   Institutional Shares                        50
   Service Shares                              12

Goldman Sachs Growth and Income Fund
   Class A                                      58,617
   Class B                                      19,916
   Class C                                       1,687
   Institutional Shares                             36
   Service Shares                                   15
Goldman Sachs Asia Growth Fund
   Class A                                       9,297
   Class B                                         733
   Class C                                          93
   Institutional Shares                              8
   Service Shares                                    3
Goldman Sachs Balanced Fund
   Class A                                       6,578
   Class B                                       1,524
   Class C                                         392
   Institutional Shares                             11
   Service Shares                                    6
Goldman Sachs Mid Cap Equity Fund
   Class A                                       3,338
   Class B                                       1,982
   Class C                                         406
   Institutional Shares                             43
   Service Shares                                    6
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                       1,812
   Class B                                         901
   Class C                                         204
   Institutional Shares                             17
   Service Shares                                    7
Goldman Sachs Emerging Markets Equity Fund
   Class A                                         160
   Class B                                          16
   Class C                                          16
   Institutional Shares                             13
   Service Shares                                    5
Goldman Sachs CORE Small Cap Equity Fund
   Class A                                         761
   Class B                                         424
   Class C                                         181
   Institutional Shares                             11
   Service Shares                                    5
Goldman Sachs CORE International Equity Fund
   Class A                                         589
   Class B                                         278
   Class C                                         114
   Institutional Shares                             12
   Service Shares                                    5
Goldman Sachs Real Estate Securities Fund
   Class A                                           0
   Class B                                           0
   Class C                                           0
   Institutional Shares                              0
   Service Shares                                    0

Goldman Sachs Income Strategy Portfolio
   Class A                                             37
   Class B                                             19
   Class C                                             10
   Institutional Shares                                 1
   Service Shares                                       1
Goldman Sachs Growth & Income Strategy Portfolio
   Class A                                            168
   Class B                                            109
   Class C                                             61
   Institutional Shares                                 2
   Service Shares                                       1
Goldman Sachs Growth Strategy Portfolio
   Class A                                            181
   Class B                                             99
   Class C                                             57
   Institutional Shares                                 2
   Service Shares                                       1
Goldman Sachs Aggressive Growth Strategy Portfolio
   Class A                                             71
   Class B                                             50
   Class C                                             31
   Institutional Shares                                 1
   Service Shares                                       1
Goldman Sachs Growth & Income Fund                      3
Goldman Sachs International Equity Fund                 3
Goldman Global Income Fund                              3
 (Information supplied as of February 1, 1998)


ITEM 27. INDEMNIFICATION
         ---------------

Article III of the Declaration of Trust of Goldman Sachs Trust, the Delaware business trust, provides for indemnification of the Trustees, offices and agents of the Trust, subject to certain limitations. The Declaration of Trust was filed as Exhibit 1.

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Advisory Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Advisory Agreement. The Management Agreements were filed as Exhibit 5(e).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997 and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6(a) and 9(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds, Goldman Sachs Variable Insurance Trust and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions and for shares of Goldman Sachs Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Executive Committee. None of the members of the executive committee holds a position or office with the Registrant.


                       GOLDMAN SACHS EXECUTIVE COMMITTEE


     Name and Principal
     Business Address                    Position
     ----------------                    --------

     Jon S. Corzine (1)                  Chief Executive Officer
     Robert J. Hurst (1)                 Managing Director
     Henry M. Paulson, Jr. (1)           Chief Operating Officer
     John A. Thain (1)(3)                Chief Financial Officer

     John L. Thornton (3)                Managing Director
     Roy J. Zuckerberg (2)               Managing Director
     _______________________

     (1) 85 Broad Street, New York, NY 10004
     (2) One New York Plaza, New York, NY 10004
     (3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,   England

(c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Declaration of Trust, By-laws, minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.


ITEM 31. MANAGEMENT SERVICES
         -------------------

Not applicable.

ITEM 32.  UNDERTAKINGS
          ------------

(a) The Portfolios undertake to furnish each person to whom a prospectus is delivered with the latest Annual Report.

(b) The Registrant undertakes to file a post-effective amendment within four to six months from the effective date of the Post-Effective Amendment to the Registrant's Registration Statement relating to the registration of Goldman Sachs Japanese Equity Fund and Goldman Sachs International Small Cap Fund.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 13th day of February 1998.


GOLDMAN SACHS TRUST
(A Delaware business trust)



By:/s/ Michael J. Richman
  -----------------------
Michael J. Richman
Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


NAME                               TITLE               DATE
-----------------------------------------------------------------

*Douglas C. Grip             President and       February 13, 1998
---------------------------
 Douglas C. Grip             Trustee

*Scott M. Gilman             Principal           February 13, 1998
---------------------------
 Scott M. Gilman             Accounting Officer
                             And Principal
                             Financial Officer

*David B. Ford               Trustee             February 13, 1998
---------------------------
 David B. Ford

*Mary Patterson McPherson    Trustee             February 13, 1998
---------------------------
 Mary Patterson McPherson

*Ashok N. Bakhru             Trustee             February 13, 1998
---------------------------
 Ashok N. Bakhru

*Alan A. Shuch               Trustee             February 13, 1998
---------------------------
 Alan A. Shuch

*Jackson W. Smart             Trustee            February 13, 1998
------------------
 Jackson W. Smart, Jr.

*John P. McNulty              Trustee            February 13, 1998
-----------------
 John P. McNulty

*William H. Springer          Trustee            February 13, 1998
---------------------
 William H. Springer

*Richard P. Strubel           Trustee            February 13, 1998
---------------------
 Richard P. Strubel



*By: /s/ Michael J. Richman                     February 13, 1998
    -------------------------
     Michael J. Richman,
     Attorney-In-Fact


* Pursuant to a power of attorney previously filed.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
-------

     1(d). Amendment No.3 dated January 28, 1997 to the Agreement and Declaration of Trust.

     1(e). Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997

     5(a). Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs Short Duration Government Fund and Goldman Sachs Funds Management, L.P.

     5(b). Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs Adjustable Rate Government Fund and Goldman Sachs Funds Management, L.P.

     5(c). Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Asset Management.

     5(d). Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs Core Fixed Income Fund and Goldman Sachs Asset Management.

     5(e). Management Agreement dated January 28, 1998 on behalf of the Registrant and Goldman Sachs Asset Management, Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International.

     5(f). Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management.

     5(g). Management Agreement dated April 30, 1997 on behalf of the Registrant and Goldman Sachs - Institutional Liquid Assets and Goldman Sachs Asset Management.

     15(n). Class A Plan of Distribution pursuant to Rule 12b-1 dated January
            28, 1998.

     15(o). Class B Plan of Distribution pursuant to Rule 12b-1 dated January
            28, 1998.

     15(p). Class C Plan of Distribution pursuant to Rule 12b-1 dated January
            28, 1998.

     19(a). Powers of Attorney dated October 21, 1997 on behalf of James A.
            Fitzpatrick and Valerie A. Zondorak.